Filed under Rule 497(c)
File Nos. 333–16093
811–07923

Prospectus dated January 28, 2010 CNI Charter Funds
Prime Money Market Fund		Government Money Market Fund
Institutional Class	(CNMXX)	Institutional Class	(CNIXX)
Class N	(CNPXX)	Class N	(CNGXX)
Class S	(CNSXX)	Class S	(CNFXX)
California Tax Exempt Money Market Fund		Large Cap Growth Equity Fund
Institutional Class	(CNTXX)	Institutional Class	(CNGIX)
Class N	(CNEXX)	Class N	(CLEAX)
Class S	(CEMXX)
Large Cap Value Equity Fund		Multi-Asset Fund
Institutional Class	(CNLIX)	Institutional Class	(CNIIX)
Class N	(CVEAX)	Class N	(CNIAX)
Corporate Bond Fund		Government Bond Fund
Institutional Class	(CNCIX)	Institutional Class	(CNBIX)
Class N	(CCBAX)	Class N	(CGBAX)
California Tax Exempt Bond Fund		High Yield Bond Fund
Institutional Class	(CNTIX)	Institutional Class	(CHYIX)
Class N	(CCTEX)	Class N	(CHBAX)
RCB Small Cap Value Fund		Opportunistic Value Fund
Institutional Class	(RCBIX)	Institutional Class	(OPVIX)
Class N	(RCBAX)	Class N	(OPVNX)
Class R	(RCBSX)	Class E	(OPVEX)
Limited Maturity Fixed Income Fund		Full Maturity Fixed Income Fund
Institutional Class	(AHLFX)	Institutional Class	(AHFMX)
Class N	(AHALX)	Class N	(AHAFX)
Balanced Fund		Diversified Equity Fund
Institutional Class	(AHBPX)	Institutional Class	(AHDEX)
		Class N	(AHADX)
Socially Responsible Equity Fund
Institutional Class	(AHSRX)
Class N	(AHRAX)

table of contents

Summaries	2
Prime Money Market Fund (the “Prime Money Fund”)	2
Government Money Market Fund (the “Government Money Fund”)	5
California Tax Exempt Money Market Fund (the “California Money Fund”)	8
Large Cap Growth Equity Fund (the “Large Cap Growth Fund”)	11
Large Cap Value Equity Fund (the “Large Cap Value Fund”)	14
Multi-Asset Fund	17
Corporate Bond Fund	21
Government Bond Fund	24
California Tax Exempt Bond Fund	27
High Yield Bond Fund	30
RCB Small Cap Value Fund	33
Opportunistic Value Fund	37
Limited Maturity Fixed Income Fund	40
Full Maturity Fixed Income Fund	44
Balanced Fund	48
Diversified Equity Fund	52
Socially Responsible Equity Fund	55
More About the Funds	58
More About the Funds’ Risks	66
Management of the Funds	75
How to Buy, Sell and Exchange Shares	82
Dividends and Taxes	91
Financial Highlights	93
Important Terms to Know	126
Privacy Principles	128
For More Information	Back Cover

Mutual fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other governmental agency. Mutual fund shares are not bank deposits, nor are they obligations of, or issued, endorsed or guaranteed by City National Bank. Investing in mutual funds involves risks, including possible loss of principal.

The Funds’ Statements of Additional Information (“SAIs”) have more detailed information on all subjects covered in this Prospectus. Investors seeking more in-depth explanations of the Funds should request the SAIs and review them before purchasing shares.

CNI CHARTER FUNDS | PAGE 1

summaries

Prime Money Fund

INVESTMENT GOAL

The Prime Money Fund is a money market fund that seeks to provide current income through low-risk investments. Also, the Prime Money Fund seeks to maintain a $1.00 per share net asset value (“NAV”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the Prime Money Fund. You pay no transaction fees for buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class		Class N		Class S
Management Fees		0.25%		0.25%		0.25%
Distribution (12b-1) Fee		None		0.50%		0.50%
Other Expenses
Shareholder Servicing Fee	0.25%		0.25%		0.25%
Other Fund Expenses(1)	0.10%		0.10%		0.10%
Total Other Expenses		0.35%		0.35%		0.35%
Total Annual Fund Operating Expenses		0.60%		1.10%		1.10%

(1)
The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (Other Fund Expenses have been restated to reflect current fees and do not reflect any expenses of participation in the Treasury Guarantee Program which terminated on September 18, 2009).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Prime Money Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Prime Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$61	$192	$335	$750
Class N	$112	$350	$606	$1,340
Class S	$112	$350	$606	$1,340

PRINCIPAL INVESTMENT STRATEGIES

The Prime Money Fund purchases liquid, high quality, short-term debt securities in the form of U.S. dollar denominated money market instruments that, in the opinion of City National Asset Management, Inc., the Fund’s investment adviser (“CNAM”), present minimal credit risk. The Fund’s principal investments include commercial paper and short-term corporate obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, repurchase agreements involving those obligations, and shares of other investment companies that invest exclusively in the same types of securities as the Fund.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Prime Money Fund may invest.

CNI CHARTER FUNDS | PAGE 2

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any money market fund, there are risks to investing. Neither CNAM nor the Prime Money Fund can guarantee that the Fund will meet its investment goal. Here are the principal risks to consider:

No Guarantees – An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at an NAV of $1.00, it is possible to lose money by investing in the Fund.

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. In addition, the Fund is subject to the risk that its fixed income investments may underperform other fixed income investments or the market as a whole.

Issuers – The Fund may not be able to maintain a $1.00 NAV if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Financial Services Firms – The Fund invests in obligations of financial services firms, including those of banks. Changes in economic conditions and government regulations can significantly affect these issuers.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities, such as mortgage-related securities, which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Management – The Fund’s performance depends on the adviser’s skill in making appropriate investments. As a result, the Fund may underperform relative to the money market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Prime Money Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com for the Fund’s most current 7-day yield or to obtain updated performance information.

This bar chart shows the performance of the Prime Money Fund’s Institutional Class shares based on a calendar year.

Best Quarter 1.53% Q3 2000	Worst Quarter 0.04% Q4 2009

This table shows the Prime Money Fund’s average annual total returns for the periods ending December 31, 2009.

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years	Inception Date
Institutional Class	0.21%	2.85%	2.61%	03/23/1998
Class N	0.12%	2.65%	2.40%	10/18/1999
Class S	0.07%	2.47%	2.22%	10/26/1999

CNI CHARTER FUNDS | PAGE 3

INVESTMENT MANAGER

City National Asset Management, Inc.

PURCHASE AND SALE OF FUND SHARES

The shares of the Prime Money Fund are offered only through approved broker-dealers or authorized financial institutions (each an “Authorized Institution”). Institutional Class shares are available only to financial institutions and financial intermediaries for their own accounts or on behalf of their customers. Class N shares are intended for individual investors, partnerships, corporations, and other accounts. Class S shares are retail shares of the Fund and are intended for investors who have funds on deposit with City National Bank.

The Fund has no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of your Authorized Institution. The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

The shares of the Prime Money Fund are redeemable. You may redeem your shares only through your Authorized Institution. To redeem shares of the Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

The Prime Money Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Prime Money Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI CHARTER FUNDS | PAGE 4

Government Money Fund

INVESTMENT GOAL

The Government Money Fund is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income. Also, the Government Money Fund seeks to maintain a $1.00 per share net asset value (“NAV”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the Government Money Fund. You pay no transaction fees for buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class		Class N		Class S
Management Fees		0.26%		0.26%		0.26%
Distribution (12b-1) Fee		None		0.50%		0.50%
Other Expenses
Shareholder Servicing Fee	0.25%		0.25%		0.25%
Other Fund Expenses(1)	0.11%		0.09%		0.09%
Total Other Expenses		0.36%		0.34%		0.34%
Total Annual Fund Operating Expenses		0.62%		1.10%		1.10%

(1)
The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (Other Fund Expenses have been restated to reflect current fees and do not reflect any expenses of participation in the Treasury Guarantee Program which terminated on September 18, 2009). In April 2009, the Board of Trustees determined not to renew the Fund’s participation in the Treasury Guarantee Program.  As a result, the Fund did not pay the Treasury Department the additional amount required to continue participating in the Treasury Guarantee Program through September 18, 2009.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Government Money Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Government Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Class	$63	$199	$346	$774
Class N	$112	$350	$606	$1,340
Class S	$112	$350	$606	$1,340

PRINCIPAL INVESTMENT STRATEGIES

The Government Money Fund purchases liquid, high quality, short-term U.S. Government bonds and notes. The Fund invests at least 80% of its assets in U.S. Government securities such as U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government and repurchase agreements involving these obligations.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Government Money Fund may invest.

CNI CHARTER FUNDS | PAGE 5

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any money market fund, there are risks to investing. Neither the Government Money Fund nor City National Asset Management, Inc., the Fund’s investment adviser (“CNAM”), can guarantee that the Fund will meet its investment goal. Here are the principal risks to consider:

No Guarantees – An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at an NAV of $1.00, it is possible to lose money by investing in the Fund.

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. In addition, the Fund is subject to the risk that its fixed income investments may underperform other fixed income investments or the market as a whole.

Issuers – The Fund may not be able to maintain a $1.00 NAV if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities, such as mortgage-related securities, which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Management – The Fund’s performance depends on the adviser’s skill in making appropriate investments. As a result, the Fund may underperform relative to the money market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Government Money Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com for the Fund’s most current 7-day yield or to obtain updated performance information.

This bar chart shows the performance of the Government Money Fund’s Institutional Class shares based on a calendar year.

Best Quarter 1.33% Q1 2001	Worst Quarter 0.01% Q4 2009

This table shows the Government Money Fund’s average annual total returns for the periods ending December 31, 2009.

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years or Life of Fund	Inception Date
Institutional Class	0.09%	2.70%	2.47%	04/03/2000
Class N	0.06%	2.51%	2.34%	06/21/1999
Class S	0.03%	2.35%	2.16%	10/06/1999

CNI CHARTER FUNDS | PAGE 6

INVESTMENT MANAGER

City National Asset Management, Inc.

PURCHASE AND SALE OF FUND SHARES

The shares of the Government Money Fund are offered only through approved broker-dealers or authorized financial institutions (each an “Authorized Institution”). Institutional Class shares are available only to financial institutions and financial intermediaries for their own accounts or on behalf of their customers. Class N shares are intended for individual investors, partnerships, corporations, and other accounts. Class S shares are retail shares of the Fund and are intended for investors who have funds on deposit with City National Bank.

The Government Money Fund has no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of your Authorized Institution. The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

The shares of the Government Money Fund are redeemable. You may redeem your shares only through your Authorized Institution. To redeem shares of the Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

The Government Money Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Government Money Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI CHARTER FUNDS | PAGE 7

California Money Fund

INVESTMENT GOAL

The California Money Fund is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income that is exempt from federal, and to the extent possible, California state personal income tax. Also, the California Money Fund seeks to maintain a $1.00 per share net asset value (“NAV”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the California Money Fund. You pay no transaction fees for buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class		Class N		Class S
Management Fees		0.27%		0.27%		0.27%
Distribution (12b-1) Fee		None		0.50%		0.50%
Other Expenses
Shareholder Servicing Fee	0.25%		0.25%		0.25%
Other Fund Expenses(1)	0.09%		0.09%		0.09%
Total Other Expenses		0.34%		0.34%		0.34%
Total Annual Fund Operating Expenses		0.61%		1.11%		1.11%

(1)
The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (Other Fund Expenses have been restated to reflect current fees and do not reflect any expenses of participation in the Treasury Guarantee Program which terminated on September 18, 2009).

EXAMPLE

This Example is intended to help you compare the cost of investing in the California Money Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the California Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$62	$195	$340	$762
Class N	$113	$353	$612	$1,352
Class S	$113	$353	$612	$1,352

PRINCIPAL INVESTMENT STRATEGIES

The California Money Fund purchases liquid, high quality, short-term municipal money market securities issued by the State of California and its agencies, by various counties, cities and regional or special districts in California, and by various other sectors of the California municipal securities market. The Fund invests at least 80% of its assets in municipal obligations that pay interest which is expected to be exempt from federal and California state personal income tax and securities that pay interest which is not a preference item for purposes of the federal alternative minimum tax (the “AMT”). Principal investments of the Fund also include high quality municipal bonds, notes and tax exempt commercial paper.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Fund may invest.

CNI CHARTER FUNDS | PAGE 8

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any money market fund, there are risks to investing. Neither the California Money Fund nor City National Asset Management, Inc., the Fund’s investment adviser (“CNAM”), can guarantee that the Fund will meet its investment goal. Here are the principal risks to consider:

No Guarantees – An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at an NAV of $1.00, it is possible to lose money by investing in the Fund.

California Risk Factors – The Fund may be subject to greater risks than other tax exempt money market funds that are diversified across issuers located in a number of states. The Fund is vulnerable to adverse economic, political or other events that may lessen the ability of California municipal securities issuers to pay interest and principal on their securities. Actual or perceived erosion of the creditworthiness of California municipal issuers may also reduce the value of the Fund’s holdings.

Municipal Obligations – U.S. state and local governments issuing municipal securities held by the underlying funds rely on taxes and revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. The payment of principal and interest on these obligations may be adversely affected by a variety of factors at the state or local level, including poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems.

Taxes – Although one of the Fund’s goals is to provide income exempt from federal and California state personal income taxes, some of its income may be subject to the AMT.

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. In addition, the Fund is subject to the risk that its fixed income investments may underperform other fixed income investments or the market as a whole.

Issuers – The Fund may not be able to maintain a $1.00 NAV if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Management – The Fund’s performance depends on the adviser’s skill in making appropriate investments. As a result, the Fund may underperform relative to the money market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in municipal obligations of issuers in states other than California or taxable money market securities. During such a period, the Fund may not achieve its investment goals.

CNI CHARTER FUNDS | PAGE 9

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the California Money Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com for the Fund’s most current 7-day yield or to obtain updated performance information.

This bar chart shows the performance of the California Money Fund’s Institutional Class shares based on a calendar year.

Best Quarter 0.77% Q2 2007	Worst Quarter 0.01% Q4 2009

This table shows the California Money Fund’s average annual total returns for the periods ending December 31, 2009.

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years or Life of Fund	Inception Date
Institutional Class	0.13%	1.80%	1.59%	04/03/2000
Class N	0.07%	1.60%	1.45%	06/21/1999
Class S	0.04%	1.44%	1.23%	11/12/1999

INVESTMENT MANAGER

City National Asset Management, Inc.

PURCHASE AND SALE OF FUND SHARES

The shares of the California Money Fund are offered only through approved broker-dealers or authorized financial institutions (each an “Authorized Institution”). Institutional Class shares are available only to financial institutions and financial intermediaries for their own accounts or on behalf of their customers. Class N shares are intended for individual investors, partnerships, corporations, and other accounts. Class S shares are retail shares of the Fund and are intended for investors who have funds on deposit with City National Bank.

The California Money Fund has no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of your Authorized Institution. The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

The shares of the California Money Fund are redeemable. You may redeem your shares only through your Authorized Institution. To redeem shares of the Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

The California Money Fund intends to distribute income that is exempt from regular federal and California state income taxes. A portion of the Fund’s distributions may be subject to such taxes or to the AMT.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the California Money Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI CHARTER FUNDS | PAGE 10

Large Cap Growth Fund

INVESTMENT GOAL

The Large Cap Growth Fund seeks to provide capital appreciation by investing in large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations with the potential for growth.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the Large Cap Growth Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class		Class N
Management Fees		0.65%		0.65%
Distribution (12b-1) Fee		None		0.25%
Other Expenses
Shareholder Servicing Fee	0.25%		0.25%
Other Fund Expenses	0.10%		0.10%
Total Other Expenses		0.35%		0.35%
Total Annual Fund Operating Expenses		1.00%		1.25%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Large Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$102	$318	$552	$1,225
Class N	$127	$397	$686	$1,511

PORTFOLIO TURNOVER

The Large Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of the Large Cap Growth Fund’s portfolio consists of equity securities of large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations. For this purpose, City National Asset Management, Inc., the Fund’s investment adviser (“CNAM”), considers a large corporation to be a company with a market capitalization similar to the market capitalizations of the companies in the S&P 500/Citigroup Growth Index at the time of investment. CNAM selects companies with share price growth potential based on a combination of quantitative and fundamental analysis.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Large Cap Growth Fund may invest.

CNI CHARTER FUNDS | PAGE 11

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. Neither Large Cap Growth Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

Investment Style – CNAM primarily uses a growth style to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund’s share price.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform relative to the equity market or similar funds.

Foreign Securities – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).

American Depositary Receipts – The Fund invests in U.S. dollar denominated American Depositary Receipts of foreign companies (“ADRs”) which are sponsored by the foreign issuers. ADRs are subject to the risks of changes in currency or exchange rates (which affect the value of the issuer even though ADRs are denominated in U.S. dollars) and the risks of investing in foreign securities.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Large Cap Growth Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Large Cap Growth Fund’s Institutional Class shares based on a calendar year.

Best Quarter 14.32% Q2 2009	Worst Quarter (20.40)% Q4 2008

This table shows the average annual total returns of each class of the Large Cap Growth Fund for the periods ending December 31, 2009. The table also shows how the Fund’s performance compares with the returns of an index comprised of companies similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years or Life of Fund	Inception Date
Institutional Class				1/14/2000
Return Before Taxes	30.02%	1.18%	(2.48)%
Return After Taxes on Distributions	29.72%	1.09%	(2.53)%
Return After Taxes on Distributions and Sale of Fund Shares	19.49%	0.98%	(2.08)%
Class N				3/28/2000
Return Before Taxes	29.66%	0.93%	(3.45)%
S&P 500/Citigroup Growth Index	31.57%	0.96%	(3.04)%	1/31/2000

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CNI CHARTER FUNDS | PAGE 12

INVESTMENT MANAGER

City National Asset Management, Inc.

PORTFOLIO MANAGERS

Richard A. Weiss and Brian L. Garbe have served as portfolio managers for the Large Cap Growth Fund since the Fund’s inception on January 14, 2000.

PURCHASE AND SALE OF FUND SHARES

Institutional Class shares are available only to financial institutions and financial intermediaries for their own accounts or on behalf of their customers. Class N shares are intended for individual investors, partnerships, corporations, and other accounts.

The Large Cap Growth Fund has no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of the approved broker-dealer or other financial institution through which you purchase and hold shares of the Fund (each an “Authorized Institution”). The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

The shares of the Large Cap Growth Fund are redeemable. You may redeem your shares only through your Authorized Institution. To redeem shares of the Large Cap Growth Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

The Large Cap Growth Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Large Cap Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI CHARTER FUNDS | PAGE 13

Large Cap Value Fund

INVESTMENT GOAL

The Large Cap Value Fund seeks to provide capital appreciation and moderate income consistent with current returns available in the marketplace by investing in large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations which are undervalued.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the Large Cap Value Fund. You pay no sales charges or transaction fees for buying or selling shares of the Large Cap Value Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class		Class N
Management Fees		0.62%		0.62%
Distribution (12b-1) Fee		None		0.25%
Other Expenses
Shareholder Servicing Fee	0.25%		0.25%
Other Fund Expenses	0.10%		0.10%
Total Other Expenses		0.35%		0.35%
Total Annual Fund Operating Expenses		0.97%		1.22%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Large Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$99	$309	$536	$1,190
Class N	$124	$387	$670	$1,477

PORTFOLIO TURNOVER

The Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of the Large Cap Value Fund’s portfolio consists of equity securities of large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations which are undervalued. For this purpose, City National Asset Management, Inc., the Fund’s investment adviser (“CNAM”), considers a large corporation to be a company with a market capitalization similar to the market capitalizations of the companies in the S&P 500/Citigroup Value Index at the time of investment. CNAM selects companies with share price growth potential based on a combination of quantitative and fundamental analysis.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Large Cap Value Fund may invest.

CNI CHARTER FUNDS | PAGE 14

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. Neither the Large Cap Value Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

Investment Style – CNAM primarily uses a value style to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund’s share price.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform relative to the equity market or similar funds.

Foreign Securities – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).

American Depositary Receipts – The Fund invests in U.S. dollar denominated American Depositary Receipts of foreign companies (“ADRs”) which are sponsored by the foreign issuers. ADRs are subject to the risks of changes in currency or exchange rates (which affect the value of the issuer even though ADRs are denominated in U.S. dollars) and the risks of investing in foreign securities.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Large Cap Value Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Large Cap Value Fund’s Institutional Class shares based on a calendar year.

Best Quarter 18.81% Q2 2003	Worst Quarter (20.90)% Q4 2008

This table shows the average annual total returns of each class of the Large Cap Value Fund for the periods ending December 31, 2009. The table also shows how the Fund’s performance compares with the returns of an index comprised of companies similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years or Life of Fund	Inception Date
Institutional Class				1/14/2000
Return Before Taxes	18.55%	0.46%	1.23%
Return After Taxes on Distributions	17.83%	(0.25)%	0.49%
Return After Taxes on Distributions and Sale of Fund Shares	11.99%	0.41%	0.93%
Class N				4/13/2000
Return Before Taxes	18.28%	0.21%	1.48%
S&P 500/Citigroup Growth Index	21.18%	(0.27)%	1.67%	1/31/2000

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CNI CHARTER FUNDS | PAGE 15

INVESTMENT MANAGER

City National Asset Management, Inc.

PORTFOLIO MANAGERS

Richard A. Weiss and Brian L. Garbe have served as portfolio managers for the Large Cap Value Fund since the Fund’s inception on January 14, 2000.

PURCHASE AND SALE OF FUND SHARES

Institutional Class shares are available only to financial institutions and financial intermediaries for their own accounts or on behalf of their customers. Class N shares are intended for individual investors, partnerships, corporations, and other accounts.

The Large Cap Value Fund has no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of the approved broker-dealer or other financial institution through which you purchase and hold shares of the Fund (each an “Authorized Institution”). The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

The shares of the Large Cap Value Fund are redeemable. You may redeem your shares only through your Authorized Institution. To redeem shares of the Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

The Large Cap Value Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Large Cap Value Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI CHARTER FUNDS | PAGE 16

Multi-Asset Fund

INVESTMENT GOAL

The Multi-Asset Fund seeks to generate a positive total return in excess of inflation in a manner consistent with capital preservation in all market environments.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the Multi-Asset Fund. You pay no sales charges or transaction fees for buying or selling shares of the Multi-Asset Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class		Class N
Management Fees		0.50%		0.50%
Distribution (12b-1) Fee		None		0.25%
Other Expenses
Shareholder Servicing Fee	0.25%		0.25%
Other Fund Expenses	0.09%		0.10%
Total Other Expenses		0.34%		0.35%
Acquired Fund Fees and Expenses(1)		0.26%		0.26%
Total Annual Fund Operating Expenses		1.10%		1.36%

(1)
“Acquired Fund Fees and Expenses” are incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund’s operating expenses but not “Acquired Fund Fees and Expenses”).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Multi-Asset Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Multi-Asset Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$112	$350	$606	$1,340
Class N	$138	$431	$745	$1,635

PORTFOLIO TURNOVER

The Multi-Asset Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

CNI CHARTER FUNDS | PAGE 17

PRINCIPAL INVESTMENT STRATEGIES

The Multi-Asset Fund is a “fund of funds” and pursues its investment objective by investing all or a substantial portion of its assets in other mutual funds or other types of funds like exchange-traded funds (“underlying funds”). These underlying funds may include other funds in the CNI Charter Funds family, like the Corporate Bond Fund, the Government Bond Fund and the High Yield Bond Fund, which are also managed by City National Asset Management, Inc., (“CNAM”).

The Multi-Asset Fund and any underlying funds primarily invest in the following asset classes:

•	Common and preferred equity securities of U.S. and foreign companies (including emerging market companies);

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;

•	Corporate debt securities of U.S. and foreign companies (including emerging market companies) of all ratings, including securities with below investment-grade ratings and unrated securities;

•	Inflation-indexed bonds;

•	Money market instruments;

•	Repurchase agreements;

•	Municipal securities;

•	Obligations of foreign governments, including governments of emerging market countries, or their subdivisions, agencies and government-sponsored enterprises; and

•	Options, futures contracts and swaps.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Multi-Asset Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. Neither the Multi-Asset Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Allocation – The Multi-Asset Fund’s performance depends on CNAM’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund directly or indirectly invests.

Underlying Funds – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the underlying funds. The ability of the Fund to achieve its investment goal depends in part upon the ability of the underlying funds to achieve their investment goals. The underlying funds may not achieve their investment goals.

Market Risk of Equity Securities – By investing directly or indirectly in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Fund’s principal market segment, or the market segment of an underlying fund, may underperform other segments or the market as a whole.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund or an underlying fund invests, that security may become less liquid or may lose value.

Interest Rate Risk of Preferred Securities – Like fixed income securities, preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

Government-Sponsored Entities – The Fund directly or indirectly invests in securities issued by government-sponsored entities, which securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

High Yield (“Junk”) Bonds – High yield bonds held by the underlying funds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

CNI CHARTER FUNDS | PAGE 18

Municipal Obligations – U.S. state and local governments issuing municipal securities held by the underlying funds rely on taxes and revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. The payment of principal and interest on these obligations may be adversely affected by a variety of factors at the state or local level, including poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems. Foreign government obligations are also subject to similar risks.

Foreign Securities – Foreign investments held by the underlying funds tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).

Emerging Market Securities – Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have government exchange controls, more volatile currency exchange rates, less market regulation, and less developed securities markets and legal systems. Their economies also depend heavily upon international trade and may be adversely affected by protective trade barriers and economic conditions of their trading partners.

Derivatives –The Fund’s direct or indirect use of derivative instruments may involve other risks than those associated with investing directly in the securities in which it or an underlying fund primarily invests. Derivatives involve risks of improper valuation and ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. The use of derivatives may be speculative and may increase the Fund’s losses or reduce opportunities for gain.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform relative to the markets in which it invests or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund or one or more underlying funds may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with its investment goals.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Multi-Asset Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Multi-Asset Fund’s Institutional Class shares based on a calendar year.

Best Quarter 9.02% Q3 2009	Worst Quarter (8.11)% Q3 2008

This table shows the average annual total returns of each class of the Multi-Asset Fund for the periods ending December 31, 2009. The table also shows how the Fund’s performance compares to the Consumer Price Index (“CPI”) plus 500 basis points and with the returns of an index comprised of investments similar to those held by the Fund or the underlying funds.

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Life of Fund	Inception Date
Institutional Class			10/1/2007
Return Before Taxes	14.51%	(2.05)%
Return After Taxes on Distributions	13.66%	(2.79)%
Return After Taxes on Distributions and Sale of Fund Shares	9.40%	(2.17)%
Class N			10/1/2007
Return Before Taxes	14.23%	(2.27)%
CPI + 500 Basis Points	7.85%	6.65%	9/30/2007
S&P 500 Index	26.46%	(10.96)%	9/30/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CNI CHARTER FUNDS | PAGE 19

INVESTMENT MANAGER

City National Asset Management, Inc.

PORTFOLIO MANAGERS

Barbara Bruser and William C. Miller have served as portfolio managers for the Multi-Asset Fund since the Fund’s inception on October 1, 2007.

PURCHASE AND SALE OF FUND SHARES

Institutional Class shares are available only to financial institutions and financial intermediaries for their own accounts or on behalf of their customers. Class N shares are intended for individual investors, partnerships, corporations, and other accounts.

The Multi-Asset Fund has no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of the approved broker-dealer or other financial institution through which you purchase and hold shares of the Fund (each an “Authorized Institution”). The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

The shares of the Multi-Asset Fund are redeemable. You may redeem your shares only through your Authorized Institution. To redeem shares of the Multi-Asset Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

The Multi-Asset Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Multi-Asset Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI CHARTER FUNDS | PAGE 20

Corporate Bond Fund

INVESTMENT GOAL

The Corporate Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing in a diversified portfolio of fixed income securities.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the Corporate Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the Corporate Bond Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class		Class N
Management Fees		0.40%		0.40%
Distribution (12b-1) Fee		None		0.25%
Other Expenses
Shareholder Servicing Fee	0.25%		0.25%
Other Fund Expenses(1)	0.11%		0.11%
Total Other Expenses		0.36%		0.36%
Total Annual Fund Operating Expenses		0.76%		1.01%

(1)
The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund’s operating expenses but not “Acquired Fund Fees and Expenses”).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Corporate Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Corporate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$78	$243	$422	$942
Class N	$103	$322	$558	$1,236

PORTFOLIO TURNOVER

The Corporate Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of Corporate Bond Fund’s portfolio consists of fixed income securities that are investment grade corporate notes, bonds and debentures that are nationally traded, including U.S. government and agency securities and corporate issues of domestic and international companies denominated in U.S. dollars. The Fund may also purchase mortgage-backed and asset-backed instruments whose maturities and durations are consistent with an intermediate term strategy and shares of money market mutual funds whose objectives are consistent with the Fund’s objectives. The average duration of the Fund’s portfolio typically ranges from two to six years.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Corporate Bond Fund may invest.

CNI CHARTER FUNDS | PAGE 21

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. Neither the Corporate Bond Fund nor City National Asset Management, Inc., the Fund’s investment adviser (“CNAM”), can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund’s holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform relative to the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Corporate Bond Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Corporate Bond Fund’s Institutional Class shares based on a calendar year.

Best Quarter 4.49% Q3 2001	Worst Quarter (2.84)% Q3 2008

CNI CHARTER FUNDS | PAGE 22

This table shows the average annual total returns of each class of the Corporate Bond Fund for the periods ending December 31, 2009. The table also shows how the Fund’s performance compares with the returns of an index comprised of companies similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years or Life of Fund	Inception Date
Institutional Class				1/14/2000
Return Before Taxes	9.43%	4.29%	5.46%
Return After Taxes on Distributions	8.04%	2.81%	3.68%
Return After Taxes on Distributions and Sale of Fund Shares	6.09%	2.78%	3.61%
Class N				4/13/2000
Return Before Taxes	9.14%	4.02%	5.17%
Barclays Capital U.S. Intermediate Corporate Bond Index	18.56%	4.66%	6.46%	1/31/2000

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT MANAGER

City National Asset Management, Inc.

PORTFOLIO MANAGERS

Rodney J. Olea and William C. Miller have served as portfolio managers for the Corporate Bond Fund since the Fund’s inception on January 14, 2000 and since 2001, respectively.

PURCHASE AND SALE OF FUND SHARES

Institutional Class shares are available only to financial institutions and financial intermediaries for their own accounts or on behalf of their customers. Class N shares are intended for individual investors, partnerships, corporations, and other accounts.

The Corporate Bond Fund has no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of the approved broker-dealer or other financial institution through which you purchase and hold shares of the Fund (each an “Authorized Institution”). The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

The shares of the Corporate Bond Fund are redeemable. You may redeem your shares only through your Authorized Institution. To redeem shares of the Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

The Corporate Bond Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Corporate Bond Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI CHARTER FUNDS | PAGE 23

Government Bond Fund

INVESTMENT GOAL

The Government Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing primarily in U.S. Government securities.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the Government Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class		Class N
Management Fees		0.43%		0.43%
Distribution (12b-1) Fee		None		0.25%
Other Expenses
Shareholder Servicing Fee	0.25%		0.25%
Other Fund Expenses(1)	0.10%		0.10%
Total Other Expenses		0.35%		0.35%
Total Annual Fund Operating Expenses		0.78%		1.03%

(1)
The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund’s operating expenses but not “Acquired Fund Fees and Expenses”).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Government Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$80	$249	$433	$966
Class N	$105	$328	$569	$1,259

PORTFOLIO TURNOVER

The Government Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of Government Bond Fund’s portfolio consists of U.S. Government securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund may also purchase mortgage-backed and asset-backed instruments issued by the U.S. Government or government sponsored agencies whose maturities and durations are consistent with an intermediate term strategy and may also purchase shares of money market mutual funds whose objectives are consistent with the Fund’s objectives. The average duration of the Fund’s portfolio typically ranges from two to six years.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Government Bond Fund may invest.

CNI CHARTER FUNDS | PAGE 24

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. Neither the Government Bond Fund nor City National Asset Management, Inc., the Fund’s investment adviser (“CNAM”), can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund’s holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform relative to the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Government Bond Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Government Bond Fund’s Institutional Class shares based on a calendar year.

Best Quarter 4.74% Q3 2001	Worst Quarter (1.39)% Q2 2004

CNI CHARTER FUNDS | PAGE 25

This table shows the average annual total returns of each class of the Government Bond Fund for the periods ending December 31, 2009. The table also shows how the Fund’s performance compares with the returns of an index comprised of investments similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years or Life of Fund	Inception Date
Institutional Class				1/14/2000
Return Before Taxes	2.49%	3.76%	4.72%
Return After Taxes on Distributions	1.41%	2.40%	3.19%
Return After Taxes on Distributions and Sale of Fund Shares	1.61%	2.41%	3.14%
Class N				4/13/2000
Return Before Taxes	2.23%	3.47%	4.39%
Barclays Capital U.S. Intermediate Government Bond Index	(0.32)%	4.74%	5.74%	1/31/2000

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT MANAGER

City National Asset Management, Inc.

PORTFOLIO MANAGERS

Rodney J. Olea and Paul C. Single have served as portfolio managers for the Government Bond Fund since the Fund’s inception on January 14, 2000 and since 2003, respectively.

PURCHASE AND SALE OF FUND SHARES

Institutional Class shares are available only to financial institutions and financial intermediaries for their own accounts or on behalf of their customers. Class N shares are intended for individual investors, partnerships, corporations, and other accounts.

The Government Bond Fund has no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of the approved broker-dealer or other financial institution through which you purchase and hold shares of the Fund (each an “Authorized Institution”). The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

The shares of the Government Bond Fund are redeemable. You may redeem your shares only through your Authorized Institution. To redeem shares of the Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

The Government Bond Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Government Bond Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI CHARTER FUNDS | PAGE 26

California Tax Exempt Bond Fund

INVESTMENT GOAL

The California Tax Exempt Bond Fund seeks to provide current income exempt from federal and California state income tax (as the primary component of a total return strategy) by investing primarily in California municipal bonds.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the California Tax Exempt Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class		Class N
Management Fees		0.27%		0.27%
Distribution (12b-1) Fee		None		0.25%
Other Expenses
Shareholder Servicing Fee	0.25%		0.25%
Other Fund Expenses(1)	0.10%		0.10%
Total Other Expenses		0.35%		0.35%
Total Annual Fund Operating Expenses		0.62%		0.87%

(1)
“Acquired Fund Fees and Expenses” are incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund’s operating expenses but not “Acquired Fund Fees and Expenses”).

EXAMPLE

This Example is intended to help you compare the cost of investing in the California Tax Exempt Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the California Tax Exempt Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$63	$199	$346	$774
Class N	$89	$278	$482	$1,073

PORTFOLIO TURNOVER

The California Tax Exempt Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The California Tax Exempt Bond Fund invests at least 80% of its net assets in intermediate-term, high quality municipal bonds and notes, the interest from which is expected to be exempt from federal and California state personal income taxes. The Fund may also invest in short-term tax exempt commercial paper, floating rate notes or shares of money market mutual funds whose objectives are consistent with the Fund’s objectives. The average duration of the Fund’s portfolio typically ranges from three to eight years.

The Fund typically invests in issues with a minimum credit rating from Moody’s Investors Service or Standard & Poor’s of Baa or BBB, issues carrying credit enhancements such as insurance by the major bond insurance companies with an underlying minimum credit rating of Baa or BBB and short term notes with a rating from Moody’s of MIG1 or VMIG1 or from Standard & Poor’s of SP1 or A1. The Fund may retain a security after it has been downgraded below the minimum credit rating if City National Asset Management, Inc., the Fund’s investment adviser (“CNAM”), determines that doing so is in the best interests of the Fund.

CNI CHARTER FUNDS | PAGE 27

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the California Tax Exempt Bond Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. Neither the California Tax Exempt Bond Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole.

California Risk Factors – The Fund may be subject to greater risks than other tax exempt bond funds that are diversified across issuers located in a number of states. The Fund is vulnerable to adverse economic, political or other events that may lessen the ability of California municipal securities issuers to pay interest and principal on their securities. Actual or perceived erosion of the creditworthiness of California municipal issuers may also reduce the value of the Fund’s holdings.

Municipal Obligations – U.S. state and local governments issuing municipal securities held by the underlying funds rely on taxes and revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. The payment of principal and interest on these obligations may be adversely affected by a variety of factors at the state or local level, including poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems.

Non-diversification – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to adverse events affecting those issuers and may experience increased volatility.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform relative to the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in municipal obligations of issuers in states other than California or in cash or cash equivalents (including taxable money market securities). During such a period, the Fund may not achieve its investment goals.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the California Tax Exempt Bond Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the California Tax Exempt Bond Fund’s Institutional Class shares based on a calendar year.

Best Quarter 4.45% Q3 2009	Worst Quarter (1.85)% Q2 2004

CNI CHARTER FUNDS | PAGE 28

This table shows the average annual total returns of each class of the California Tax Exempt Bond Fund for the periods ending December 31, 2009. The table also shows how the Fund’s performance compares with the returns of an index comprised of investments similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years or Life of Fund	Inception Date
Institutional Class				1/14/2000
Return Before Taxes	5.09%	3.26%	4.18%
Return After Taxes on Distributions	5.09%	3.25%	4.05%
Return After Taxes on Distributions and Sale of Fund Shares	4.44%	3.22%	4.00%
Class N				4/13/2000
Return Before Taxes	4.92%	2.99%	3.83%
Barclays Capital CA Intermediate - Short Municipal Index	6.23%	4.08%	4.80%	1/31/2000

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT MANAGER

City National Asset Management, Inc.

PORTFOLIO MANAGERS

Rodney J. Olea and Gregory Kaplan have served as portfolio managers for the California Tax Exempt Bond Fund since the Fund’s inception on January 14, 2000 and since November 2009, respectively.

PURCHASE AND SALE OF FUND SHARES

Institutional Class shares are available only to financial institutions and financial intermediaries for their own accounts or on behalf of their customers. Class N shares are intended for individual investors, partnerships, corporations, and other accounts.

The California Tax Exempt Bond Fund has no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of the approved broker-dealer or other financial institution through which you purchase and hold shares of the Fund (each an “Authorized Institution”). The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

The shares of the California Tax Exempt Bond Fund are redeemable. You may redeem your shares only through your Authorized Institution. To redeem shares of the Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

The California Tax Exempt Bond Fund intends to distribute income that is exempt from regular federal and California state income taxes. A portion of the Fund’s distributions may be subject to such taxes or to the federal alternative minimum tax.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the California Tax Exempt Bond Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI CHARTER FUNDS | PAGE 29

High Yield Bond Fund

INVESTMENT GOAL

The High Yield Bond Fund seeks to maximize total return by investing primarily in fixed income securities rated below investment grade (i.e., “junk bonds”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the High Yield Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the High Yield Bond Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class		Class N
Management Fees		0.75%		0.75%
Distribution (12b-1) Fee		None		0.30%
Other Expenses
Shareholder Servicing Fee	0.25%		0.25%
Other Fund Expenses	0.10%		0.10%
Total Other Expenses		0.35%		0.35%
Total Annual Fund Operating Expenses		1.10%		1.40%

EXAMPLE

This Example is intended to help you compare the cost of investing in the High Yield Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the High Yield Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$112	$350	$606	$1,340
Class N	$143	$443	$766	$1,680

PORTFOLIO TURNOVER

The High Yield Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of the Fund’s portfolio consists of fixed income securities rated below investment grade, including corporate bonds and debentures, convertible securities, preferred securities, zero coupon obligations and debt securities that are issued by U.S. and foreign governments and their agencies. The Fund may also invest in equity securities. The average maturity of the Fund’s investments varies, and there is no limit on the maturity or on the credit quality of any security held by the Fund.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the High Yield Bond Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. None of the High Yield Bond Fund, City National Asset Management, Inc., the Fund’s investment adviser (“CNAM”), and the Fund’s sub-adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

CNI CHARTER FUNDS | PAGE 30

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole.

Interest Rate Risk of Preferred Securities – Like fixed income securities, preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

High Yield (“Junk”) Bonds – High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund’s holdings of mortgage-backed or other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Foreign Securities – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

Management – The Fund’s performance depends on the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform relative to the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the High Yield Bond Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the High Yield Bond Fund’s Institutional Class shares based on a calendar year.

Best Quarter 18.73% Q2 2009	Worst Quarter (19.69)% Q4 2008

CNI CHARTER FUNDS | PAGE 31

This table shows the average annual total returns of each class of the High Yield Bond Fund for the periods ending December 31, 2009. The table also shows how the Fund’s performance compares with the returns of an index comprised of investments similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years or Life of Fund	Inception Date
Institutional Class				1/14/2000
Return Before Taxes	50.19%	4.59%	6.52%
Return After Taxes on Distributions	45.44%	1.61%	3.21%
Return After Taxes on Distributions and Sale of Fund Shares	32.11%	2.11%	3.50%
Class N				1/14/2000
Return Before Taxes	49.75%	4.28%	6.20%
Citigroup High Yield Market Capped Index	49.80%	5.21%	6.58%	1/31/2000

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of the Institutional Class shares does not reflect the Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT MANAGER

City National Asset Management, Inc.

SUB-ADVISER

Guggenheim Investment Management, LLC (“Guggenheim”)

PORTFOLIO MANAGERS

Richard J. Lindquist of Guggenheim has served as portfolio manager of the High Yield Bond Fund since the Fund’s inception on January 14, 2000.

PURCHASE AND SALE OF FUND SHARES

Institutional Class shares are available only to financial institutions and financial intermediaries for their own accounts or on behalf of their customers. Class N shares are intended for individual investors, partnerships, corporations, and other accounts.

The High Yield Bond Fund has no minimum purchase or minimum shareholder account balance requirements; however, you will have to comply with the purchase and account balance minimums of the approved broker-dealer or other financial institution through which you purchase and hold shares of the Fund (each an “Authorized Institution”). The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

The shares of the High Yield Bond Fund are redeemable. You may redeem your shares only through your Authorized Institution. To redeem shares of the Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

The High Yield Bond Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the High Yield Bond Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI CHARTER FUNDS | PAGE 32

RCB Small Cap Value Fund

INVESTMENT GOAL

The RCB Small Cap Value Fund seeks capital appreciation primarily through investment in smaller U.S. corporations which, in the opinion of the Fund’s sub-adviser, are considered to be undervalued.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the RCB Small Cap Value Fund. You pay no sales charges or transaction fees for buying or selling Institutional Class or Class N shares of the RCB Small Cap Value Fund.

Shareholder Fees (paid directly from your investment)
	Institutional Class	Class N	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	3.50%
Maximum deferred sales charge (load)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class		Class N		Class R
Management Fees		0.85%		0.85%		0.85%
Distribution (12b-1) Fee		None		0.25%		0.25%
Other Expenses
Shareholder Servicing Fee	0.25%		0.25%		0.25%
Other Fund Expenses	0.10%		0.10%		0.20%
Total Other Expenses		0.35%		0.35%		0.45%
Total Annual Fund Operating Expenses		1.20%		1.45%		1.55%
Fee Waiver and/or Expense Reimbursement(1)(2)		None		None		(0.25)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.20%		1.45%		1.30%

(1)
City National Asset Management, Inc., the Fund’s investment adviser (“CNAM”), and the Fund’s sub-adviser have contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) at or below 1.24% for Institutional Class shares, 1.49% for Class N shares and 1.49% for Class R Shares until January 28, 2011. Prior to that date, this arrangement may be terminated without penalty by the Fund’s Board of Trustees upon sixty days’ written notice to CNAM and the Fund’s sub-adviser, and it will terminate automatically upon the termination of the Fund’s advisory agreement with CNAM or the sub-advisory agreement between CNAM and the sub-adviser. Any fee reductions or reimbursements may be repaid to the sub-adviser within 3 years after they occur if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

(2)
Affiliates of CNAM including City National Bank (“CNB”), have contractually agreed to waive the shareholder servicing fees for Class R until January 28, 2011. Prior to that date, this arrangement may be terminated without penalty by the Fund’s Board of Trustees upon sixty days’ written notice to CNB, and it will terminate automatically upon the termination of the shareholder services agreement between CNB and the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the RCB Small Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the RCB Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$122	$381	$660	$1,455
Class N	$148	$459	$792	$1,735
Class R	$478	$799	$1,142	$2,110

CNI CHARTER FUNDS | PAGE 33

PORTFOLIO TURNOVER

The RCB Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of the RCB Small Cap Value Fund’s portfolio consists of equity securities of smaller U.S. corporations. For this purpose, smaller corporations are defined as companies with market capitalizations at the time of purchase in the range of $50 million to $5 billion. The Fund’s investment strategy involves a value-oriented focus on preservation of capital over the long term using a “bottom-up” approach.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the RCB Small Cap Value Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. None of the RCB Small Cap Value Fund, CNAM and the Fund’s sub-adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

Investment Style – The Fund’s sub-adviser primarily uses a value style to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund’s share price.

Small Capitalization (Small-Cap) Companies – Investments in small-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. The securities of smaller capitalized companies may have greater price volatility and less liquidity than the securities of larger capitalized companies. The Fund may hold a significant percentage of a company’s outstanding shares and may have to sell them at a discount from quoted prices.

Focus – The Fund holds a relatively small number of securities. Losses incurred in such securities could have a material adverse effect on the Fund’s overall financial condition and cause it to underperform materially its relevant benchmarks.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform relative to the equity market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

CNI CHARTER FUNDS | PAGE 34

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the RCB Small Cap Value Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

Class R shares of the Fund commenced operations on October 1, 2001, and Institutional Class shares and Class N shares of the Fund commenced operations on October 3, 2001. As a result, performance results for Institutional Class shares and Class N shares from October 1, 2001 and October 2, 2001 are for Class R shares of the Fund. In the case of all share classes, performance results for the period before October 1, 2001 are for the Fund’s predecessor, which commenced operations on September 30, 1998.

This bar chart shows the performance of the RCB Small Cap Value Fund’s Institutional Class shares based on a calendar year.

Best Quarter 33.09% Q2 2009	Worst Quarter (26.42)% Q4 2008

This table shows the average annual total returns of each class of the RCB Small Cap Value Fund for the periods ending December 31, 2009. The table also shows how the Fund’s performance compares with the returns of indexes comprised of companies similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years	Inception Date
Institutional Class				9/30/1998
Return Before Taxes	59.37%	(3.27)%	6.30%
Return After Taxes on Distributions	59.37%	(4.15)%	5.68%
Return After Taxes on Distributions and Sale of Fund Shares	38.59%	(2.86)%	5.44%
Class N				9/30/1998
Return Before Taxes	58.97%	(3.51)%	6.09%
Class R				9/30/1998
Return Before Taxes	54.35%	(4.04)%	5.79%
Russell 2000 Index	27.17%	0.51%	3.51%	9/30/1998
Russell 2000 Value Index	20.58%	(0.01)%	8.27%	9/30/1998
Russell 2500 Value Index	27.68%	0.84%	8.18%	9/30/1998

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares’ and Class R shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares and Class R shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CNI CHARTER FUNDS | PAGE 35

INVESTMENT MANAGER

City National Asset Management, Inc.

SUB-ADVISER

Reed Conner & Birdwell LLC (“RCB”)

PORTFOLIO MANAGERS

Jeffrey Bronchick and Thomas D. Kerr of RCB have served as portfolio managers of the RCB Small Cap Value Fund since September 30, 1998, the inception date of the Fund’s predecessor.

PURCHASE AND SALE OF FUND SHARES

Institutional Class shares are available only to financial institutions and financial intermediaries for their own accounts or on behalf of their customers. Class N and Class R shares are intended for individual investors, partnerships, corporations, and other accounts.

For Class R shares, the RCB Small Cap Value Fund has a minimum purchase and shareholder account balance requirement of $5,000 and a minimum additional investment requirement of $1,000. However, these requirements are reduced to $1,000 and $100, respectively, for retirement plan accounts (e.g., IRAs). You may purchase Class R shares from the Fund or through the approved broker-dealer or other financial institution through which you purchase and hold shares of the Fund (each an “Authorized Institution”). Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund. Consult a representative of your Authorized Institution for further information.

Institutional Class shares and Class N shares are not subject to minimum purchase or minimum shareholder account balance requirements. You may purchase Institutional Class shares and Class N shares through your Authorized Institution, and you will have to comply with the purchase and account balance minimums of the Authorized Institution. The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

The shares of the RCB Small Cap Value Fund are redeemable. You may redeem Class R shares directly with the Fund (by mail, wire, and, except for IRA accounts, telephone) unless you hold your shares through an Authorized Institution, in which case you must redeem your Class R shares through your Authorized Institution. You may redeem your Institutional Class shares or Class N shares only through your Authorized Institution. You must follow your Authorized Institution’s procedures for redeeming shares, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

The RCB Small Cap Value Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the RCB Small Cap Value Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI CHARTER FUNDS | PAGE 36

Opportunistic Value Fund

INVESTMENT GOAL

The Opportunistic Value Fund seeks to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities which, in the opinion of the Fund’s sub-adviser, are undervalued.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the Opportunistic Value Fund. You pay no sales charges or transaction fees for buying or selling shares of the Opportunistic Value Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class		Class N		Class E
Management Fees		0.50%		0.50%		0.50%
Distribution (12b-1) Fee		None		0.25%		None
Other Expenses
Shareholder Servicing Fee	0.25%		0.25%		None
Other Fund Expenses	0.19%		0.23%		0.19%
Total Other Expenses		0.44%		0.48%		0.19%
Acquired Fund Fees and Expenses(1)		0.03%		0.03%		0.03%
Total Annual Fund Operating Expenses(2)		0.97%		1.26%		0.72%

(1)
“Acquired Fund Fees and Expenses” are incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund’s operating expenses but not “Acquired Fund Fees and Expenses”).

(2)
City National Asset Management, Inc., the Fund’s investment adviser (“CNAM”), and the Fund’s sub-adviser have contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) at or below 1.00% for Institutional Class shares, 1.25% for Class N Shares and 0.75% for Class E shares until January 28, 2011. Prior to that date, this arrangement may be terminated without penalty by the Fund’s Board of Trustees upon sixty days’ written notice to CNAM and the Fund’s sub-adviser, and it will terminate automatically upon the termination of the Fund’s advisory agreement with CNAM or the sub-advisory agreement between CNAM and the sub-adviser. Any fee reductions or reimbursements may be repaid to the sub-adviser within 3 years after they occur if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Opportunistic Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Opportunistic Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$99	$309	$536	$1,190
Class N	$128	$400	$692	$1,523
Class E	$74	$230	$401	$894

PORTFOLIO TURNOVER

The Opportunistic Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 144% of the average value of its portfolio.

CNI CHARTER FUNDS | PAGE 37

PRINCIPAL INVESTMENT STRATEGIES

The Opportunistic Value Fund invests primarily in a diversified portfolio of common and preferred equity securities of large-cap and mid-cap U.S. corporations which are undervalued in the opinion of the Fund’s sub-adviser. For this purpose, as defined by Standard & Poor’s large-cap and mid-cap companies are companies with market capitalizations of greater than $3 billion and companies with capitalizations of $750 million to $3.3 billion, respectively. The Fund may from time to time invest up to 40% of its assets in a single sector of the economy. If the Fund’s investments in a sector increase to over 25% of the Fund’s assets, the Fund will amend its prospectus disclosure to identify the sector and its risks.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Opportunistic Value Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. None of the Opportunistic Value Fund, CNAM and the Fund’s sub-adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

Interest Rate Risk of Preferred Stock – Preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

Investment Style – The Fund’s sub-adviser primarily uses a value style to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund’s share price.

Medium Capitalization (Mid-Cap) Companies – Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have greater price volatility and less liquidity than the securities of larger capitalized companies.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform relative to the equity market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Opportunistic Value Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

The Fund commenced operations and first offered its share classes for public sale on June 26, 2008, after conversion of an institutional account (the “Predecessor Account”) into Class E shares of the Fund. Performance results before June 26, 2008 shown below are for the Predecessor Account.

This bar chart shows the performance of the Opportunistic Value Fund’s Institutional Class shares based on a calendar year.

Best Quarter 17.51% Q3 2009	Worst Quarter (25.19)% Q4 2008

This table shows the average annual total returns of each class of the Opportunistic Value Fund for the periods ending December 31, 2009. The table also shows how the Fund’s performance compares with the returns of indexes comprised of companies similar to those held by the Fund.

CNI CHARTER FUNDS | PAGE 38

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years or Life of Fund	Inception Date
Institutional Class				3/31/2004
Return Before Taxes	28.59%	0.72%	2.32%
Return After Taxes on Distributions	28.25%	(0.06)%	1.63%
Return After Taxes on Distributions and Sale of Fund Shares	18.56%	0.45%	1.84%
Class N				3/31/2004
Return Before Taxes	28.16%	0.48%	2.07%
Class E				3/31/2004
Return Before Taxes	29.04%	0.75%	2.38%
S&P 500 Index	26.46%	0.42%	1.88%	3/31/2004
Russell 1000 Value Index	19.69%	(0.25)%	1.94%	3/31/2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares and Class E shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT MANAGER

City National Asset Management, Inc.

SUB-ADVISER

SKBA Capital Management, LLC (“SKBA”)

PORTFOLIO MANAGERS

Andrew W. Bischel, Kenneth J. Kaplan, Josh J. Rothe, Matthew D. Zuck, and Shelley H. Mann of SKBA each has served as a portfolio manager for the Opportunistic Value Fund since the Fund’s inception on June 26, 2008.

PURCHASE AND SALE OF FUND SHARES

Institutional Class shares are available only to financial institutions and financial intermediaries for their own accounts or on behalf of their customers. Class N shares are intended for individual investors, partnerships, corporations, and other accounts. Class E Shares are intended for corporations, foundations, endowments and other similar organizations and their retirement plans.

The Opportunistic Value Fund has a minimum purchase and shareholder account balance requirement of $1 million for Institutional Class shares and $5 million for Class E shares. Class N shares are subject to a minimum purchase requirement of $1,000 but there is no minimum shareholder account balance requirement; however, you will have to comply with the purchase and account balance minimums of the approved broker-dealer or other financial institution through which you purchase and hold shares of the Fund (each an “Authorized Institution”). The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

The shares of the Opportunistic Value Fund are redeemable. You may redeem your shares only through your Authorized Institution. To redeem shares of the Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

The Opportunistic Value Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Opportunistic Value Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI CHARTER FUNDS | PAGE 39

Limited Maturity Fixed Income Fund

INVESTMENT GOAL

The Limited Maturity Fixed Income Fund seeks to provide a high level of current income, consistent with the preservation of capital and liquidity.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Limited Maturity Fixed Income Fund. You pay no sales charges or transaction fees for buying or selling shares of Limited Maturity Fixed Income Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class		Class N
Management Fees		0.50%		0.50%
Distribution (12b-1) Fee		None		0.25%
Other Expenses
Shareholder Servicing Fee	None		0.25%
Other Fund Expenses(1)	0.27%		0.25%
Total Other Expenses		0.27%		0.50%
Total Annual Fund Operating Expenses		0.77%		1.25%
Fee Waiver and/or Expense Reimbursement(2)(3)		None		(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.77%		1.00%

(1)
“Acquired Fund Fees and Expenses” are incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund’s operating expenses but not “Acquired Fund Fees and Expenses”).

(2)
CCM Advisors, LLC, the Fund’s investment adviser (“CCMA”), has contractually agreed to waive the shareholder servicing fees for Class N until January 28, 2011. Prior to that date, this arrangement may be terminated without penalty by the Fund’s Board of Trustees upon sixty days’ written notice to CCMA, and it will terminate automatically upon the termination of the shareholder services agreement between CCMA and the Fund.

(3)
CCMA has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) through January 28, 2011 at or below 1.00% for Institutional Class shares and 1.25% for Class N shares. Prior to that date, this arrangement may be terminated without penalty by the Fund’s Board of Trustees upon sixty days’ written notice to CCMA, and it will terminate automatically upon the termination of the investment management agreement between CCMA and the Fund. Any fee reductions or reimbursements may be repaid to CCMA within three years after they occur if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Limited Maturity Fixed Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$79	$246	$428	$954
Class N	$102	$372	$662	$1,489

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

CNI CHARTER FUNDS | PAGE 40

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of the Limited Maturity Fixed Income Fund’s portfolio consists of fixed income securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities, money market instruments and non-convertible fixed income securities (i.e., bonds which cannot be converted into stock) of U.S. companies. At least 80% of the Fund’s portfolio consists of fixed income securities with “limited maturity,” or duration of less than five years.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. None of the Limited Maturity Fixed Income Fund, CCMA and the Fund’s sub-adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund’s holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Municipal Obligations – U.S. state and local governments issuing municipal securities held by the underlying funds rely on taxes and revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. The payment of principal and interest on these obligations may be adversely affected by a variety of factors at the state or local level, including poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform relative to the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

CNI CHARTER FUNDS | PAGE 41

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Limited Maturity Fixed Income Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.CNICharter-CCMA.com or www.cnicharterfunds.com to obtain updated performance information.

The predecessor to the Limited Maturity Fixed Income Fund (the “Predecessor Fund”) commenced operations on October 22, 1988. On September 30, 2005, the Predecessor Fund reorganized into the Fund. The Institutional Class performance results before September 30, 2005 are for the Class I shares of the Predecessor Fund. Class A shares of the Predecessor Fund, the predecessor class to Class N shares of the Fund, commenced operations on October 22, 2004. The Class N performance results from October 22, 2004 to September 30, 2005 are for Class A shares of the Predecessor Fund.

This bar chart shows the performance of the Limited Maturity Fixed Income Fund’s Institutional Class shares based on a calendar year.

Best Quarter 3.17% Q3 2001	Worst Quarter (1.33)% Q2 2004

This table shows the average annual total returns of each class of the Limited Maturity Fixed Income Fund for the periods ending December 31, 2009. The table also shows how the Fund’s performance compares with the returns of indexes comprised of investments similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years or Life of Fund	Inception Date
Institutional Class				10/22/1988
Return Before Taxes	5.54%	4.03%	4.34%
Return After Taxes on Distributions	4.64%	2.85%	3.06%
Return After Taxes on Distributions and Sale of Fund Shares	3.59%	2.75%	2.94%
Class N				10/22/2004
Return Before Taxes	5.29%	3.76%	5.16%
Merrill Lynch 1-3 Year Treasury Index	0.78%	4.04%	4.48%	10/31/1988
Merrill Lynch 3 Month U.S. Treasury Index	0.21%	3.02%	2.99%	10/31/1988

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CNI CHARTER FUNDS | PAGE 42

INVESTMENT MANAGER

CCM Advisors, LLC

SUB-ADVISER

City National Asset Management, Inc. (“CNAM”)

PORTFOLIO MANAGERS

Rodney J. Olea, William C. Miller, Jr., Paul C. Single and Robert Harder of CNAM have served as portfolio managers for the Fund since 2005.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment for Institutional Class shares is $1,000,000. The minimum initial investment for Class N shares is $1,000. There is no minimum for subsequent investments in Institutional Class shares or Class N shares. The Fund reserves the right to change the minimum amount required to open an account or to add to an existing account without prior notice. The Fund may accept investments of smaller amounts at its discretion; however, your financial institution or financial professional may establish higher minimum investment requirements than the Fund and may also independently charge you transaction fees and additional amounts in return for its services.

The shares of the Limited Maturity Fixed Income Fund are redeemable. You may redeem some or all of your shares on any day the NYSE is open for regular session trading. The Fund ordinarily pays redemption proceeds on the business day following the redemption of your shares. However, the Fund reserves the right to make payment within seven days of the redemption request. Redemption proceeds will be sent to you via check to your address of record or will be wired to your bank via the instructions on your account.

TAX INFORMATION

The Limited Maturity Fixed Income Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Limited Maturity Fixed Income Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI CHARTER FUNDS | PAGE 43

Full Maturity Fixed Income Fund

INVESTMENT GOAL

The Full Maturity Fixed Income Fund seeks to provide a high level of current income, consistent with the preservation of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Full Maturity Fixed Income Fund. You pay no sales charges or transaction fees for buying or selling shares of Full Maturity Fixed Income Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class		Class N
Management Fees		0.50%		0.50%
Distribution (12b-1) Fee		None		0.25%
Other Expenses
Shareholder Servicing Fee	None		0.25%
Other Fund Expenses(1)	0.26%		0.26%
Total Other Expenses		0.26%		0.51%
Total Annual Fund Operating Expenses		0.76%		1.26%
Fee Waiver and/or Expense Reimbursement(2)(3)		None		(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.76%		1.01%

(1)
“Acquired Fund Fees and Expenses” are incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund’s operating expenses but not “Acquired Fund Fees and Expenses”).

(2)
CCM Advisors, LLC, the Fund’s investment adviser (“CCMA”), has contractually agreed to waive the shareholder servicing fees for Class N until January 28, 2011. Prior to that date, this arrangement may be terminated without penalty by the Fund’s Board of Trustees upon sixty days’ written notice to CCMA, and it will terminate automatically upon the termination of the shareholder services agreement between CCMA and the Fund.

(3)
CCMA has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) through January 28, 2011 at or below 1.00% for Institutional Class shares and 1.25% for Class N shares. Prior to that date, this arrangement may be terminated without penalty by the Fund’s Board of Trustees upon sixty days’ written notice to CCMA, and it will terminate automatically upon the termination of the investment management agreement between CCMA and the Fund. Any fee reductions or reimbursements may be repaid to CCMA within three years after they occur if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Full Maturity Fixed Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$78	$243	$422	$942
Class N	$103	$375	$668	$1,501

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

CNI CHARTER FUNDS | PAGE 44

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of the Full Maturity Fixed Income Fund’s portfolio consists of fixed income securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities, money market instruments, non-convertible fixed income securities of U.S. companies and U.S. dollar-denominated debt obligations issued by foreign governments and corporations. At least 80% of the Fund’s portfolio consists of fixed income securities with “full duration,” i.e., duration ranging from that of the bonds included in the Barclays Capital U.S. Intermediate Government/Credit Bond Index, which had an average duration of 3.89 years as of September 30, 2009, to that of the bonds included in the Barclays Capital U.S. Aggregate Bond Index, which had an average duration of 4.43 years as of September 30, 2009.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. None of the Full Maturity Fixed Income, CCMA and the Fund’s sub-advisers can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund’s holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Foreign Securities – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).

Sub-Adviser Allocation – The Fund’s performance is affected by CCMA’s decisions concerning how much of the Fund’s portfolio to allocate for management by each of the Fund’s sub-advisers.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform relative to the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

CNI CHARTER FUNDS | PAGE 45

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Full Maturity Fixed Income Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.CNICharter-CCMA.com or www.cnicharterfunds.com to obtain updated performance information.

The predecessor to the Full Maturity Fixed Income Fund (the “Predecessor Fund”) commenced operations on October 20, 1988. On September 30, 2005, the Predecessor Fund reorganized into the Fund. The Institutional Class performance results before September 30, 2005 are for the Class I shares of the Predecessor Fund. Class A shares of the Predecessor Fund, the predecessor class to Class N shares of the Fund, commenced operations on May 11, 2004. The Class N performance results from May 11, 2004 to September 30, 2005 are for Class A shares of the Predecessor Fund.

This bar chart shows the performance of the Full Maturity Fixed Income Fund’s Institutional Class shares based on a calendar year.

Best Quarter 4.14% Q3 2009	Worst Quarter (2.43)% Q2 2004

This table shows the average annual total returns of each class of the Full Maturity Fixed Income Fund for the periods ending December 31, 2009. The table also shows how the Fund’s performance compares with the returns of indexes comprised of investments similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years or Life of Fund	Inception Date
Institutional Class				10/20/1988
Return Before Taxes	6.51%	4.11%	5.62%
Return After Taxes on Distributions	5.00%	2.58%	3.85%
Return After Taxes on Distributions and Sale of Fund Shares	4.31%	2.62%	3.76%
Class N				5/11/2004
Return Before Taxes	6.26%	3.84%	5.48%
Barclays Capital U.S. Intermediate Government/Credit Bond Index	5.24%	4.66%	5.93%	10/31/1988
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	10/31/1988

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CNI CHARTER FUNDS | PAGE 46

INVESTMENT MANAGER

CCM Advisors, LLC

SUB-ADVISERS

Baird Advisors (“Baird”)

Boyd Watterson Asset Management, LLC (“Boyd Watterson”)

PORTFOLIO MANAGERS

Daniel A. Tranchita and Gary A. Elfe of Baird have served as portfolio managers for the Fund (or the Predecessor Fund, as applicable) since 2000. David M. Dirk and James R. Shirak of Boyd Watterson have served as portfolio managers for the Fund since 2005.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment for Institutional Class shares is $1,000,000. The minimum initial investment for Class N shares is $1,000. There is no minimum for subsequent investments in Institutional Class shares or Class N shares. The Fund reserves the right to change the minimum amount required to open an account or to add to an existing account without prior notice. The Fund may accept investments of smaller amounts at its discretion; however, your financial institution or financial professional may establish higher minimum investment requirements than the Fund and may also independently charge you transaction fees and additional amounts in return for its services.

The shares of the Full Maturity Fixed Income Fund are redeemable. You may redeem some or all of your shares on any day the NYSE is open for regular session trading. The Fund ordinarily pays redemption proceeds on the business day following the redemption of your shares. However, the Fund reserves the right to make payment within seven days of the redemption request. Redemption proceeds will be sent to you via check to your address of record or will be wired to your bank via the instructions on your account.

TAX INFORMATION

The Full Maturity Fixed Income Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Full Maturity Fixed Income Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI CHARTER FUNDS | PAGE 47

Balanced Fund

INVESTMENT GOAL

The Balanced Fund seeks to provide a combination of growth of capital and income.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Balanced Fund. You pay no sales charges or transaction fees for buying or selling shares of Balanced Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	0.75%
Distribution (12b-1) Fee	None
Other Expenses(1)	0.26%
Total Annual Fund Operating Expenses(2)	1.01%

(1)
“Acquired Fund Fees and Expenses” are incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund’s operating expenses but not “Acquired Fund Fees and Expenses”).

(2)
CCM Advisors, LLC, the Fund’s investment adviser (“CCMA”), has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) through January 28, 2011 at or below 1.00% for Institutional Class shares. Prior to that date, this arrangement may be terminated without penalty by the Fund’s Board of Trustees upon sixty days’ written notice to CCMA, and it will terminate automatically upon the termination of the investment management agreement between CCMA and the Fund. Any fee reductions or reimbursements may be repaid to CCMA within three years after they occur if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$103	$322	$558	$1,236

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Balanced Fund has a diversified portfolio consisting of common stocks of U.S. companies, sponsored U.S. dollar denominated American Depositary Receipts of foreign corporations, and fixed income securities of U.S. and foreign companies. Up to 75% of the Fund’s portfolio consists of common stocks of large-capitalization companies (for this purpose, as defined by Standard & Poor’s, companies with market capitalizations of greater than $3 billion) that the Fund’s sub-advisers believe offer long-term growth and/or income potential, and at least 25% of the Fund’s portfolio consists of fixed income securities, some of which may be convertible into common stocks. The Fund’s fixed income investments include securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities, debt securities of U.S. issuers and U.S. dollar-denominated debt obligations issued by foreign governments and corporations with minimum credit ratings from Moody’s Investors Service or Standard & Poor’s of Baa or BBB, respectively, and money market instruments.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Fund may invest.

CNI CHARTER FUNDS | PAGE 48

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. None of the Balanced Fund, CCMA and the Fund’s sub-advisers can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Allocation – The Fund’s performance depends on the sub-advisers’ ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund directly or indirectly invests.

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole.

Convertible Securities – Convertible securities are subject to the same risks as fixed income securities.

Medium Capitalization (Mid-Cap) Companies – The Fund invests from time to time in mid-cap companies. Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have greater price volatility and less liquidity than the securities of larger capitalized companies.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities, which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund’s holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Foreign Securities –Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).

American Depositary Receipts – The Fund invests in U.S. dollar denominated American Depositary Receipts of foreign companies (“ADRs”) which are sponsored by the foreign issuers. ADRs are subject to the risks of changes in currency or exchange rates (which affect the value of the issuer even though ADRs are denominated in U.S. dollars) and the risks of investing in foreign securities.

Sub-Adviser Allocation – The Fund’s performance is affected by CCMA’s decisions concerning how much of the Fund’s portfolio to allocate for management by each of the Fund’s sub-advisers.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform relative to the markets in which it invests or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

CNI CHARTER FUNDS | PAGE 49

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Balanced Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.CNICharter-CCMA.com or www.cnicharterfunds.com to obtain updated performance information.

The predecessor to the Balanced Fund (the “Predecessor Fund”) commenced operations on October 20, 1988. On September 30, 2005, the Predecessor Fund reorganized into the Fund. The Institutional Class performance results before September 30, 2005 are for the Class I shares of the Predecessor Fund.

This bar chart shows the performance of the Balanced Fund’s Institutional Class shares based on a calendar year.

Best Quarter 11.37% Q2 2003	Worst Quarter (10.52)% Q4 2008

This table shows the average annual total returns of Balanced Fund for the periods ending December 31, 2009. The table also shows how the Fund’s performance compares with the returns of indexes comprised of investments similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years	Inception Date
Institutional Class				10/20/1988
Return Before Taxes	14.03%	1.86%	2.79%
Return After Taxes on Distributions	13.25%	0.31%	0.36%
Return After Taxes on Distributions and Sale of Fund Shares	9.07%	1.10%	1.07%
S&P 500 Index	26.46%	0.42%	(0.95)%	10/31/1988
Blended Index	17.78%	2.34%	1.87%	10/31/1988
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	10/31/1988

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CNI CHARTER FUNDS | PAGE 50

INVESTMENT MANAGER

CCM Advisors, LLC

SUB-ADVISERS

Baird Advisors (“Baird”)

Freeman Investment Management Co., LLC (“Freeman”)

PORTFOLIO MANAGERS

Daniel A. Tranchita and Gary A. Elfe of Baird have served as portfolio managers for the Fund (or the Predecessor Fund, as applicable) since 2002. John D. Freeman and Thomas Anichini of Freeman have served as portfolio managers for the Fund (or the Predecessor Fund, as applicable) since 1999 and 2005, respectively.

PURCHASE AND SALE OF FUND SHARES

Shares of the Balanced Fund are no longer offered, either for purchase or in exchange for shares of other series of CNI Charter Funds. Existing holders of Institutional Class shares of the Balanced Fund may continue to exchange into Institutional Class shares of other series of CNI Charter Funds.

The shares of the Balanced Fund are redeemable. You may redeem some or all of your shares on any day the NYSE is open for regular session trading. The Fund ordinarily pays redemption proceeds on the business day following the redemption of your shares. However, the Fund reserves the right to make payment within seven days of the redemption request. Redemption proceeds will be sent to you via check to your address of record or will be wired to your bank via the instructions on your account.

TAX INFORMATION

The Balanced Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Balanced Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI CHARTER FUNDS | PAGE 51

Diversified Equity Fund

INVESTMENT GOAL

The Diversified Equity Fund seeks to provide long-term capital growth.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Diversified Equity Fund. You pay no sales charges or transaction fees for buying or selling shares of Diversified Equity Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class		Class N
Management Fees		0.75%		0.75%
Distribution (12b-1) Fee		None		0.25%
Other Expenses
Shareholder Servicing Fee	None		0.25%
Other Fund Expenses	0.24%		0.24%
Total Other Expenses		0.24%		0.49%
Total Annual Fund Operating Expenses		0.99%		1.49%
Fee Waiver and/or Expense Reimbursement(1)(2)		None		(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.99%		1.39%

(1)
CCM Advisors, LLC, the Fund’s investment adviser (“CCMA”), has contractually agreed to limit shareholder servicing fees for Class N to 0.15% until January 28, 2011. Prior to that date, this arrangement may be terminated without penalty by the Fund’s Board of Trustees upon sixty days’ written notice to CCMA, and it will terminate automatically upon the termination of the shareholder services agreement between CCMA and the Fund.

(2)
CCMA has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) through January 28, 2011 at or below 1.25% for Institutional Class shares and 1.50% for Class N shares. Prior to that date, this arrangement may be terminated without penalty by the Fund’s Board of Trustees upon sixty days’ written notice to CCMA, and it will terminate automatically upon the termination of the investment management agreement between CCMA and the Fund. Any fee reductions or reimbursements may be repaid to CCMA within three years after they occur if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Diversified Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$101	$315	$547	$1,213
Class N	$142	$461	$804	$1,771

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

CNI CHARTER FUNDS | PAGE 52

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of the Diversified Equity Fund’s portfolio consists of common stocks of large-capitalization U.S. companies (for this purpose, as defined by Standard & Poor’s, companies with market capitalizations of greater than $3 billion) that are diversified among various industries and market sectors. Up to 20% of the Fund’s portfolio may consist of securities of mid-capitalization companies (for this purpose, as defined by Standard & Poor’s, companies with capitalizations of $750 million to $3.3 billion). The Fund’s sub-advisers may buy and sell securities for the Fund frequently, which may result in higher transaction costs and produce capital gains and losses.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. None of the Diversified Equity Fund, CCMA and the Fund’s sub-advisers can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

Medium Capitalization (Mid-Cap) Companies – Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have greater price volatility and less liquidity than the securities of larger capitalized companies.

Sub-Adviser Allocation – The Fund’s performance is affected by CCMA’s decisions concerning how much of the Fund’s portfolio to allocate for management by each of the Fund’s sub-advisers.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform relative to the equity market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Diversified Equity Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.CNICharter-CCMA.com or www.cnicharterfunds.com to obtain updated performance information.

The predecessor to the Diversified Equity Fund (the “Predecessor Fund”) commenced operations on October 20, 1988. On September 30, 2005, the Predecessor Fund reorganized into the Fund. The Institutional Class performance results before September 30, 2005 are for the Class I shares of the Predecessor Fund. Class A shares of the Predecessor Fund, the predecessor class to Class N shares of the Fund, commenced operations on December 30, 2002. The Class N performance results from December 30, 2002 to September 30, 2005 are for Class A shares of the Predecessor Fund.

This bar chart shows the performance of the Diversified Equity Fund’s Institutional Class shares based on a calendar year.

Best Quarter 16.06% Q2 2003	Worst Quarter (23.29)% Q4 2008

CNI CHARTER FUNDS | PAGE 53

This table shows the average annual total returns of each class of the Diversified Equity Fund for the periods ending December 31, 2009. The table also shows how the Fund’s performance compares with the returns of an index comprised of companies similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Five Years	Ten Years or Life of Fund	Inception Date
Institutional Class				10/20/1988
Return Before Taxes	28.46%	(0.29)%	1.01%
Return After Taxes on Distributions	28.04%	(1.44)%	(0.83)%
Return After Taxes on Distributions and Sale of Fund Shares	18.45%	(0.30)%	0.04%
Class N				12/30/2002
Return Before Taxes	28.06%	(0.55)%	0.83%
S&P 500 Index	26.46%	0.42%	(0.95)%	10/31/1988

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT MANAGER

CCM Advisors, LLC

SUB-ADVISERS

AMBS Investment Counsel, LLC (“AMBS”)

Freeman Investment Management Co., LLC (“Freeman”)

SKBA Capital Management, LLC (“SKBA”)

Turner Investment Partners, Inc. (“Turner”)

PORTFOLIO MANAGERS

Allan J. Meyers of AMBS has served as portfolio manager for the Fund since 2006. John D. Freeman and Thomas Anichini of Freeman have served as portfolio managers for the Fund (or the Predecessor Fund, as applicable) since 1993 and 2005, respectively. Andrew W. Bischel of SKBA has served as portfolio manager for the Fund since 2006. Robert E. Turner of Turner has served as portfolio manager for the Fund since 2008.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment for Institutional Class shares is $1,000,000. The minimum initial investment for Class N shares is $1,000. There is no minimum for subsequent investments in Institutional Class shares or Class N shares. The Fund reserves the right to change the minimum amount required to open an account or to add to an existing account without prior notice. The Fund may accept investments of smaller amounts at its discretion; however, your financial institution or financial professional may establish higher minimum investment requirements than the Fund and may also independently charge you transaction fees and additional amounts in return for its services.

The shares of the Diversified Equity Fund are redeemable. You may redeem some or all of your shares on any day the NYSE is open for regular session trading. The Fund ordinarily pays redemption proceeds on the business day following the redemption of your shares. However, the Fund reserves the right to make payment within seven days of the redemption request. Redemption proceeds will be sent to you via check to your address of record or will be wired to your bank via the instructions on your account.

TAX INFORMATION

The Diversified Equity Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Diversified Equity Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI CHARTER FUNDS | PAGE 54

Socially Responsible Equity Fund

INVESTMENT GOAL

The Socially Responsible Equity Fund seeks to provide long-term capital growth.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of Socially Responsible Equity Fund. You pay no sales charges or transaction fees for buying or selling shares of Socially Responsible Equity Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class		Class N
Management Fees		0.75%		0.75%
Distribution (12b-1) Fee		None		0.25%
Other Expenses
Shareholder Servicing Fee	None		0.25%
Other Fund Expenses(1)	0.24%		0.24%
Total Other Expenses		0.24%		0.49%
Total Annual Fund Operating Expenses		0.99%		1.49%
Fee Waiver and/or Expense Reimbursement(2)(3)		None		(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.99%		1.24%

(1)
“Acquired Fund Fees and Expenses” are incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund’s operating expenses but not “Acquired Fund Fees and Expenses”).

(2)
CCM Advisors, LLC, the Fund’s investment adviser (“CCMA”), has contractually agreed to waive a portion of the shareholder servicing fees for Class N until January 28, 2011. Prior to that date, this arrangement may be terminated without penalty by the Fund’s Board of Trustees upon sixty days’ written notice to CCMA, and it will terminate automatically upon the termination of the shareholder services agreement between CCMA and the Fund.

(3)
CCMA has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) through January 28, 2011 at or below 1.25% for Institutional Class shares and 1.50% for Class N shares. Prior to that date, this arrangement may be terminated without penalty by the Fund’s Board of Trustees upon sixty days’ written notice to CCMA, and it will terminate automatically upon the termination of the investment management agreement between CCMA and the Fund. Any fee reductions or reimbursements may be repaid to CCMA within 3 years after they occur if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Socially Responsible Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$101	$315	$547	$1,213
Class N	$126	$446	$790	$1,758

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

CNI CHARTER FUNDS | PAGE 55

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of the Socially Responsible Equity Fund’s portfolio consists of common stocks of U.S. issuers that meet certain socially responsible criteria. Up to 50% of the Fund’s portfolio may consist of securities of mid-cap companies (for this purpose, as defined by Standard & Poor’s, companies that have market capitalizations greater than $750 million and less than $3.3 billion at the time of purchase). In selecting investments, the sub-adviser considers social criteria such as an issuer’s community relations, corporate governance, diversity, employee relations, environmental impact and sustainability, human rights record and product safety. The Fund seeks to avoid investing in any issuer that derives more than 5% of its total revenue from tobacco, alcohol, gambling, abortion or weaponry (whether sold to consumers or the military), or that is involved in nuclear power.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. None of the Socially Responsible Equity Fund, CCMA and the Fund’s sub-adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

Medium Capitalization (Mid-Cap) Companies – Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have greater price volatility and less liquidity than the securities of larger capitalized companies.

Investment Style – The Fund’s sub-adviser primarily uses a value style to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund’s share price.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform relative to the equity market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Socially Responsible Equity Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or www.CNICharter-CCMA.com or visit www.cnicharterfunds.com to obtain updated performance information.

The predecessor to the Socially Responsible Equity Fund (the “Predecessor Fund”) commenced operations on January 3, 2005. On September 30, 2005, the Predecessor Fund reorganized into the Fund. The Institutional Class performance results before September 30, 2005 are for the Class I shares of the Predecessor Fund. Class A shares of the Predecessor Fund, the predecessor class to Class N shares of the Fund, commenced operations on August 12, 2005. The Class N performance results from August 12, 2005 to September 30, 2005 are for Class A shares of the Predecessor Fund.

This bar chart shows the performance of the Socially Responsible Equity Fund’s Institutional Class shares based on a calendar year.

Best Quarter 18.47% Q2 2009	Worst Quarter (25.79)% Q4 2008

CNI CHARTER FUNDS | PAGE 56

This table shows the average annual total returns of each class of the Socially Responsible Equity Fund for the periods ending December 31, 2009. The table also shows how the Fund’s performance compares with the returns of an index comprised of companies similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	Life of Fund	Inception Date
Institutional Class			1/03/2005
Return Before Taxes	23.07%	(0.57)%
Return After Taxes on Distributions	22.43%	(1.07)%
Return After Taxes on Distributions and Sale of Fund Shares	14.92%	(0.54)%
Class N			8/12/2005
Return Before Taxes	22.66%	(1.42)%
FTSE KLD 400 Social Index	31.73%	0.73%	12/31/2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT MANAGER

CCM Advisors, LLC

SUB-ADVISER

SKBA Capital Management, LLC (“SKBA”)

PORTFOLIO MANAGERS

Andrew W. Bischel, Kenneth J. Kaplan, Joshua J. Rothe, Matthew D. Zuck and Shelley H. Mann of SKBA have served as portfolio managers for the Fund (or the Predecessor Fund, as applicable) since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment for Institutional Class shares is $1,000,000. The minimum initial investment for Class N shares is $1,000. There is no minimum for subsequent investments in Institutional Class shares or Class N shares. The Fund reserves the right to change the minimum amount required to open an account or to add to an existing account without prior notice. The Fund may accept investments of smaller amounts at its discretion; however, your financial institution or financial professional may establish higher minimum investment requirements than the Fund and may also independently charge you transaction fees and additional amounts in return for its services.

The shares of the Socially Responsible Equity Fund are redeemable. You may redeem some or all of your shares on any day the NYSE is open for regular session trading. The Fund ordinarily pays redemption proceeds on the business day following the redemption of your shares. However, the Fund reserves the right to make payment within seven days of the redemption request. Redemption proceeds will be sent to you via check to your address of record or will be wired to your bank via the instructions on your account.

TAX INFORMATION

The Socially Responsible Equity Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Socially Responsible Equity Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CNI CHARTER FUNDS | PAGE 57

more about the funds

For ease of reference, this Prospectus refers to certain sub-groups of the CNI Charter Funds as follows:

•	Money Funds – Prime Money Fund, Government Money Fund and California Money Fund

•	Equity Funds – Large Cap Growth Fund, Large Cap Value Fund, RCB Small Cap Value Fund and Opportunistic Value Fund

•	Bond Funds – Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund and High Yield Bond Fund

•	CNAM-Advised Funds – Money Funds, Equity Funds, Multi-Asset Fund and Bond Funds

•	CCMA-Advised Funds – Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund and Socially Responsible Equity Fund

•	Funds – CNAM-Advised Funds and CCMA-Advised Funds

In addition, this Prospectus refers to City National Asset Management, Inc., the CNAM-Advised Funds’ investment adviser, as “CNAM”, and CCM Advisors, LLC, the CCMA-Advised Funds’ investment adviser, as “CCMA”.

This section of the Prospectus discusses the investment goals and principal strategies of the Funds. If you wish to learn more about each Fund’s principal investments and other securities in which each Fund may invest, please review the SAI for the CNAM-Advised Funds or the CCMA-Advised Funds, as appropriate.

Prime Money Fund

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The Prime Money Fund is a money market fund that seeks to provide current income through low-risk investments. Also, the Fund seeks to maintain an NAV of $1.00. The goals of the Fund can only be changed with shareholder approval.

The Prime Money Fund purchases liquid, high quality, short-term debt securities in the form of U.S. dollar denominated money market instruments. The securities held by the Fund must, in the opinion of CNAM, present minimal credit risk. The Fund invests in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

TYPES OF SECURITIES

The Prime Money Fund’s principal investments are as follows:

•	Commercial paper and short-term corporate obligations;

•	Obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government;

•	Repurchase agreements involving these obligations; and

•	Shares of investment companies that invest exclusively in the same types of securities as the Fund.

Government Money Fund

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The Government Money Fund is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income. Also, the Fund seeks to maintain an NAV of $1.00. The goals of the Fund can only be changed with shareholder approval.

The Government Money Fund purchases liquid, high quality, short-term U.S. Government bonds and notes. At least 80% of the Fund’s portfolio consists of U.S. Government securities such as U.S. Treasury obligations, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government and repurchase agreements involving these obligations. The securities held by the Fund must, in CNAM’s opinion, present minimal credit risk. The Fund invests in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

CNI CHARTER FUNDS | PAGE 58

Using a top-down strategy and bottom-up security selection, CNAM seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. CNAM also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.

TYPES OF SECURITIES

The Government Money Fund invests primarily in money market instruments including:

•	U.S. Treasury Obligations;

•	Obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and

•	Repurchase agreements involving these obligations.

California Money Fund

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The California Money Fund is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income that is exempt from federal, and to the extent possible, California state personal income tax. Also, the Fund seeks to maintain an NAV of $1.00. The goals of the Fund can only be changed with shareholder approval.

The California Money Fund purchases liquid, high quality, short-term municipal money market securities issued by the State of California and its agencies, by various counties, cities and regional or special districts in California, and by various other sectors of the California municipal securities market. At least 80% of the Fund’s portfolio consists of municipal money market securities that pay interest which is expected to be exempt from federal and California state personal income tax and which is not a preference item for purposes of the federal alternative minimum tax (“AMT”). This means that up to 20% of the securities the Fund may invest in may be subject to the AMT, although CNAM does not currently intend to invest in such securities. The securities held by the Fund must, in CNAM’s opinion, present minimal credit risk. The Fund invests in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

TYPES OF SECURITIES

The California Money Fund invests primarily in money market instruments including:

•	Securities that pay interest which is not a preference item for purposes of the AMT;

•	Municipal obligations that pay interest which is expected to be exempt from California state personal income taxes; and

•
High quality municipal bonds, notes and tax exempt commercial paper. High quality bonds are those rated within the two highest grades by nationally recognized statistical rating organizations such as Standard & Poor’s Ratings Group and/or Moody’s Investors Services, or equivalent quality for unrated securities.

Large Cap Growth Fund

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The Large Cap Growth Fund seeks to provide capital appreciation by investing in large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations with the potential for growth. The goal of the Fund can only be changed with shareholder approval.

At least 80% of the Large Cap Growth Fund’s portfolio consists of equity securities of large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations. Large corporations are defined for this purpose as companies with market capitalizations similar to the market capitalizations of the companies in the S&P 500/Citigroup Growth Index at the time of investment. CNAM uses a combination of quantitative and fundamental analysis to select companies with share price growth potential that may not be recognized by the market at large. Although the Fund is not an index fund, CNAM seeks to manage the portfolio’s overall risk characteristics to be similar to those of the S&P 500/Citigroup Growth Index.

Large Cap Value Fund

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The Large Cap Value Fund seeks to provide capital appreciation and moderate income consistent with current returns available in the marketplace by investing in large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations which are undervalued. The goals of the Fund can only be changed with shareholder approval.

At least 80% of the Large Cap Value Fund’s portfolio consists of equity securities of large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations. Large corporations are defined for this purpose as companies with market capitalizations similar to the market capitalizations of the companies in the S&P 500/Citigroup Value Index at the time of investment. CNAM uses a combination of quantitative and fundamental analysis to select companies with share price growth potential that may not be recognized by the market at large. Although the Fund is not an index fund, CNAM seeks to manage the portfolio’s overall risk characteristics to be similar to those of the S&P 500/Citigroup Value Index.

CNI CHARTER FUNDS | PAGE 59

Multi-Asset Fund

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The Multi-Asset Fund seeks to generate a positive total return in excess of inflation in a manner consistent with capital preservation in all market environments. The goal of the Fund can only be changed with shareholder approval.

The Multi-Asset Fund invests in a diversified portfolio, including but not limited to direct investments in the following asset classes and investments in mutual funds and exchange-traded funds (“underlying funds”) which invest in these asset classes:

•	Common and preferred equity securities of U.S. and foreign companies (including emerging market companies) of all industries, market capitalizations and investment characteristics; and

•
The following types of fixed income securities, which are not limited with respect to maturity (except that the average maturity of the Fund’s portfolio of direct investments in fixed income securities typically ranges from two to seven years):

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;

•
Corporate debt securities of U.S. and foreign companies (including emerging market companies) of all ratings (including below-investment grade ratings), such as bonds, notes, convertible securities, mortgage-backed and asset-backed instruments, corporate commercial paper, debentures, convertible and preferred securities and zero coupon obligations;

•	Inflation-indexed bonds issued both by U.S. and foreign governments and corporations;

•	Money market investments, such as U.S. and foreign bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	Repurchase agreements on fixed income instruments issued by U.S. and foreign issuers;

•	Debt securities issued by U.S. states or local governments or their subdivisions, agencies, authorities and other government-sponsored enterprises; and

•	Obligations of foreign governments, including governments of emerging market countries, or their subdivisions, agencies and government-sponsored enterprises; and

•
Options, futures contracts and swaps, which are types of derivatives, for the purpose of increasing returns or to hedge against price declines in any of the various securities or asset classes in which the Fund may invest.

The Multi-Asset Fund invests in these securities and investments in proportions which reflect CNAM’s judgment regarding the potential returns and risks of each asset class. CNAM considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence and technical stock market measures. CNAM purchases and sells portfolio securities based on a variety of valuation factors, including but not limited to expected return, expected risk, yield and price and earnings multiples, as well as analysis of various economic measures and statistics.

The Multi-Asset Fund is a “fund of funds,” a term used to describe mutual funds that pursue their investment objectives by investing all or substantial portions of their assets in other mutual funds or other types of funds. The cost of investing in the Fund is generally higher than the cost of investing in a mutual fund that invests solely in individual stocks and bonds. By investing in the Fund, an investor indirectly bears fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the Fund’s shareholders and may therefore increase the amount of taxes payable by shareholders. The underlying funds in which the Fund may invest include other funds in the CNI Charter Funds family (“affiliated” funds) as well as funds unaffiliated with CNI Charter Funds (“unaffiliated” funds).

INFORMATION ABOUT AFFILIATED UNDERLYING FUNDS

The Multi-Asset Fund intends to invest a portion of its assets in the Corporate Bond Fund, Government Bond Fund, and High Yield Bond Fund, each of which is managed by CNAM. Detailed descriptions of each of these Funds’ principal investment strategies and principal investment risks are included in this Prospectus. Additional information about these Funds’ investments and related risks may be found in the SAI for the CNAM-Advised Funds.

INFORMATION ABOUT UNAFFILIATED UNDERLYING FUNDS

The Multi-Asset Fund also intends to invest in unaffiliated exchange-traded funds and mutual funds which invest in various types of securities. Detailed descriptions of each of these funds’ principal investment strategies and principal investment risks may be found in the respective prospectus for each unaffiliated underlying fund.

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Corporate Bond Fund

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The Corporate Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing in a diversified portfolio of fixed income securities. The goals of the Fund can only be changed with shareholder approval.

At least 80% of the Corporate Bond Fund’s portfolio consists of investment grade corporate notes, bonds and debentures that are nationally traded, including U.S. government and agency securities and corporate issues of domestic and international companies denominated in U.S. dollars. The Fund may also purchase mortgage-backed and asset-backed instruments whose maturities and durations are consistent with an intermediate term strategy. CNAM actively manages the average duration of the portfolio in accordance with its expectations of interest rate changes as driven by economic trends. The average duration of the Fund’s portfolio typically ranges from two to six years. CNAM typically invests in corporate issues with a minimum credit rating from Moody’s Investors Service or Standard & Poor’s of Baa or BBB, mortgage-backed and asset-backed instruments with a minimum rating of Aa or AA and corporate commercial paper issued by issuers with a minimum credit rating of P1 or A1. The Fund may retain a security after it has been downgraded below the minimum credit rating if CNAM determines that it is in the best interests of the Fund. The Fund may also invest in the shares of money market mutual funds whose objectives are consistent with those of the Fund.

Government Bond Fund

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The Government Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing primarily in U.S. Government securities. The goals of the Fund can only be changed with shareholder approval.

At least 80% of the Government Bond Fund’s portfolio consists of U.S. Government securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund may also purchase mortgage-backed and asset-backed instruments issued by the U.S. Government or government sponsored agencies whose maturity and duration are consistent with an intermediate term strategy. CNAM actively manages the average duration of the Fund’s portfolio in accordance with its expectations of interest rate changes as driven by economic trends. The average duration of the Fund’s portfolio typically ranges from two to six years. The Government Bond Fund may also invest in the shares of money market mutual funds whose objectives are consistent with those of the Fund.

California Tax Exempt Bond Fund

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The California Tax Exempt Bond Fund seeks to provide current income exempt from federal and California state income tax (as the primary component of a total return strategy) by investing primarily in California municipal bonds. The goals of the Fund can only be changed with shareholder approval.

At least 80% of the California Tax Exempt Bond Fund’s portfolio consists of investment grade, intermediate-term municipal bond obligations, including general obligation bonds, revenue bonds, notes and obligations issued by the State of California and its agencies, by various counties, cities and regional or special districts in California, and by various other sectors in the municipal bond market. The Fund may also invest in short-term tax exempt commercial paper, floating rate notes or the shares of money market mutual funds whose objectives are consistent with those of the Fund. At least 80% of the Fund’s portfolio consists of intermediate-term, high quality municipal bonds and notes. Also, at least 80% of the Fund’s portfolio consists of debt securities the interest from which is expected to be exempt from federal and California state personal income taxes. CNAM actively manages the average duration of the Fund’s portfolio in accordance with its expectations of interest rate changes as driven by economic trends. The average duration of the Fund’s portfolio typically ranges from three to eight years. CNAM typically invests in issues with a minimum credit rating from Moody’s Investors Service or Standard & Poor’s of Baa or BBB, issues carrying credit enhancements such as insurance by the major bond insurance companies with an underlying minimum credit rating of Baa or BBB and short term notes with a rating from Moody’s of MIG1 or VMIG1 or from Standard & Poor’s of SP1 or A1. The Fund may retain a security after it has been downgraded below the minimum credit rating if CNAM determines that doing so is in the best interests of the Fund.

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High Yield Bond Fund

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The High Yield Bond Fund seeks to maximize total return by investing primarily in fixed income securities rated below investment grade (i.e., “junk bonds”). The goal of the Fund can only be changed with shareholder approval.

At least 80% of the High Yield Bond Fund’s portfolio consists of fixed income securities rated below investment grade, including corporate bonds and debentures, convertible and preferred securities and zero coupon obligations. The Fund may also invest in fixed income securities rated below investment grade that are issued by governments and agencies, both U.S. and foreign. The Fund may also invest in equity securities. The Fund’s sub-adviser seeks to invest in securities that offer a high current yield as well as total return potential. In an effort to control risks, the sub-adviser purchases investments diversified across issuers, industries and sectors. The average maturity of the Fund’s investments varies. There is no limit on the maturity or on the credit quality of any security.

RCB Small Cap Value Fund

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The RCB Small Cap Value Fund seeks capital appreciation primarily through investment in smaller U.S. corporations which are considered undervalued. The goal of the Fund can only be changed with shareholder approval.

At least 80% of the RCB Small Cap Value Fund’s portfolio consists of equity securities of smaller U.S. corporations. Smaller corporations are defined for this purpose as companies with market capitalizations at the time of purchase in the range of $50 million to $5 billion. The overall investment philosophy of the Fund involves a value-oriented focus on preservation of capital over the long term and a “bottom-up” approach, analyzing companies on their individual characteristics, prospects and financial conditions. The Fund’s sub-adviser determines the universe of potential companies for investment through a systematic screening of companies for attractive valuation characteristics and the prospects of fundamental changes, as well as information the sub-adviser derives from a variety of sources, including, but not limited to, regional brokerage research, trade publications and industry conferences.

The sub-adviser evaluates companies within this universe for fundamental characteristics such as:

•	Return on capital trends;

•	Cash flow and/or earnings growth;

•	Free cash flow;

•	Balance sheet integrity; and

•	Intrinsic value analysis.

The sub-adviser’s research effort also includes an investigation of the strength of the business franchises of these companies and the commitment of management to shareholders through direct contacts and company visits. Factors that may cause the sale of the Fund’s portfolio holdings include: disappointment in management, changes in the course of business or changes in a company’s fundamentals; the sub-adviser assesses that a particular company’s stock materially exceeds its estimate of intrinsic value; or if a better risk/reward candidate has been identified. A 15% or greater decline in a company’s stock price as compared to its industry peer group would result in an intensive re-evaluation of the holding and a possible sale.

The RCB Small Cap Value Fund anticipates a relatively low rate of portfolio turnover relative to other investment companies with similar investment mandates. This means that the Fund has the potential to be a tax-efficient investment, as low turnover should result in the realization and the distribution to shareholders of lower capital gains. This anticipated lack of frequent trading should also lead to lower transaction costs, which could help to improve performance.

Opportunistic Value Fund

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The Opportunistic Value Fund seeks to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities which are undervalued. The goal of the Fund can only be changed with shareholder approval.

The Opportunistic Value Fund’s sub-adviser uses a bottom-up investment process to invest primarily in a diversified portfolio of common and preferred equity securities of large-cap and mid-cap U.S. corporations which are currently undervalued in the opinion of the Fund’s sub-adviser. Large-cap and mid-cap companies are defined for this purpose as companies with market capitalizations of greater than $3 billion and companies with capitalizations of $750 million to $3.3 billion, respectively (using the ranges used by Standard & Poor’s, a company that provides financial market data to institutional clients and calculates, distributes and services the S&P Indexes, for companies included in its large-cap and mid-cap indexes).

In selecting investments, the Opportunistic Value Fund’s sub-adviser evaluates the ratio of relative market capitalization to revenues (“RMCR”) of each company it considers for investment, in relation to the ratios for an index of 1,000 companies created by the sub-adviser and that company’s history. The Fund’s sub-adviser further analyzes companies that pass its RMCR valuation filter to determine each company’s earnings power, or long-term ability to generate profit for reinvestment or distribution to shareholders, focusing on factors such as balance sheet and income statement improvement, competitive position, industry prospects and management’s alignment with shareholders’ interests.

The Opportunistic Value Fund’s sub-adviser seeks to construct a portfolio of 40-60 stocks diversified by industry sector to

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control overall portfolio risk. The sub-adviser reviews and may adjust the Fund’s portfolio’s overall weightings to a sector when it reaches the greater of 15% of the Fund’s portfolio or two times the portion of that sector within the Russell 1000 Value Index. The Fund may from time to time invest up to 40% of the Fund’s assets in a sector; however, if the Fund’s portfolio investments in a sector increase to over 25% of the Fund’s assets, the Fund will supplement its prospectus disclosure to identify the sector and describe risks associated with investments in the sector.

The Opportunistic Value Fund typically holds investments for one to five years. The Fund sells a portfolio security when the sub-adviser determines that the price of the security has reached the sub-adviser’s target price, the sub-adviser expects or observes a long-term deterioration of company fundamentals, the sub-adviser identifies more compelling investment ideas, a company exhibits a lack of shareholder orientation or the security’s value exceeds 5% of the value of the Fund’s investment portfolio.

Limited Maturity Fixed Income Fund

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The Limited Maturity Fixed Income Fund seeks to provide a high level of current income, consistent with the preservation of capital and liquidity. The goals of the Fund can only be changed with shareholder approval.

At least 80% of the Limited Maturity Fixed Income Fund’s portfolio consists of fixed income securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities, money market instruments and non-convertible fixed income securities (i.e., bonds which cannot be converted into stock) of U.S. companies. The Fund invests in securities having one of the four highest ratings of either Moody’s Investors Service (at least Baa) or Standard & Poor’s (at least BBB). The fixed income securities in which the Fund invests may have fixed, variable or floating interest rates, as well as varying principal repayment and interest rate reset terms.

Fixed income securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in which the Limited Maturity Fixed Income Fund invests consist principally of mortgage-backed or asset-backed securities issued or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Government National Mortgage Association, and the Federal Farm Credit Bank. In certain cases, securities issued by government-sponsored agencies may not be guaranteed or insured by the U.S. Government.

At least 80% of the Limited Maturity Fixed Income Fund’s portfolio consists of fixed income securities with “limited maturity,” or duration of less than five years. This investment strategy may be changed at any time, with 60 days’ prior notice to shareholders. The dollar-weighted average duration of the Fund’s portfolio was 2.07 years as of September 30, 2009. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. The Fund’s sub-adviser actively manages the average duration of the Fund’s portfolio and determines which securities to purchase or sell in accordance with its analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments. There is no limit on the maturities of individual securities.

Full Maturity Fixed Income Fund

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The Full Maturity Fixed Income Fund seeks to provide a high level of current income, consistent with the preservation of capital. The goals of the Fund can only be changed with shareholder approval.

At least 80% of the Full Maturity Fixed Income Fund’s portfolio consists of fixed income securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities, money market instruments, non-convertible fixed income securities (i.e., bonds which cannot be converted into stock) of U.S. companies and U.S. dollar-denominated debt obligations issued by foreign governments and corporations. The Fund invests at least 80% of its net assets in securities having one of the three highest ratings of either Moody’s Investors Service or Standard & Poor’s (at least A). The Fund may also invest up to 20% of its total assets in securities with a minimum credit rating from Moody’s or Standard & Poor’s of Baa or BBB, respectively, or which, if unrated, are determined by a sub-adviser to be of comparable quality. The fixed income securities in which the Fund invests may have fixed, variable or floating interest rates, as well as varying principal repayment and interest rate reset terms.

Fixed income securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in which the Full Maturity Fixed Income Fund invests consist principally of mortgage-backed or asset-backed securities issued or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Government National Mortgage Association and the Federal Farm Credit Bank. In certain cases, securities issued by government-sponsored agencies may not be guaranteed or insured by the U.S. Government.

At least 80% of the Full Maturity Fixed Income Fund’s portfolio consists of fixed income securities with “full duration,” i.e., duration ranging from that of the bonds included in the Barclays Capital U.S. Intermediate Government/Credit Bond Index, which had an average duration of 3.89 years as of September 30, 2009, to that of the bonds included in the Barclays Capital U.S. Aggregate Bond Index, which had an average duration of 4.43 years as of

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September 30, 2009. This investment strategy may be changed at any time, with 60 days’ prior notice to shareholders. The dollar-weighted average duration of the Fund’s portfolio was 4.13 years as of September 30, 2009. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. Each of the Fund’s sub-advisers actively manages the average duration of the portion of the Fund’s investments that it manages and determines which securities to purchase or sell in accordance with its individual analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments. The maturities of the securities held by the Fund are generally between five and eleven years.

Balanced Fund

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The Balanced Fund seeks to provide a combination of growth of capital and income. The goal of the Fund can only be changed with shareholder approval.

The Balanced Fund has a diversified portfolio consisting of common stocks of U.S. companies, sponsored U.S. dollar denominated American Depositary Receipts of foreign corporations, and fixed income securities of U.S. and foreign companies. Up to 75% of the Fund’s portfolio consists of common stocks of large-capitalization companies (defined by Standard & Poor’s, a company that provides financial market data to institutional clients and calculates, distributes and services the S&P Indexes, as companies with market capitalizations of greater than $3 billion) that the Fund’s sub-advisers believe offer long-term growth and/or income potential, and at least 25% of the Fund’s portfolio consists of fixed income securities, some of which may be convertible into common stocks. The Fund’s fixed income investments include securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities, consisting principally of the Federal National Mortgage Association, Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Government National Mortgage Association and the Federal Farm Credit Bank, debt securities of U.S. issuers and U.S. dollar-denominated debt obligations issued by foreign governments and corporations with minimum credit ratings from Moody’s Investors Service or Standard & Poor’s of Baa or BBB, respectively, and money market instruments.

The fixed income securities in which the Balanced Fund invests may have fixed, variable or floating interest rates, as well as varying principal repayment and interest rate reset terms. The Fund’s sub-advisers pursue the Fund’s goal in a way that seeks to reduce the magnitude and rapidity of short term movements in the net asset value of the Fund’s shares.

The Balanced Fund’s fixed income sub-adviser actively manages the average duration of its portion of the Fund and determines which securities to purchase or sell in accordance with its analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments. There is no limit on the maturities of individual fixed income securities in which the Fund may invest.

The equity portion of the Balanced Fund typically emphasizes securities that a sub-adviser believes have one or more of the following characteristics:

•	A price significantly below the intrinsic value of the issuer;

•	Favorable prospects for earnings growth;

•	Above average return on equity and dividend yield; and

•	Sound overall financial condition of the issuer.

The Balanced Fund’s sub-advisers may buy and sell securities in the Fund frequently, which may result in higher transaction costs and produce capital gains and losses. A sub-adviser may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for the security’s purchase, or more attractive investment alternatives are identified.

Diversified Equity Fund

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The Diversified Equity Fund seeks to provide long-term capital growth. The goal of the Fund can only be changed with shareholder approval.

At least 80% of the Diversified Equity Fund’s portfolio consists of common stocks of large-capitalization U.S. companies (defined by Standard & Poor’s, a company that provides financial market data to institutional clients and calculates, distributes and services the S&P Indexes, as companies with market capitalizations of greater than $3 billion) that are diversified among various industries and market sectors. This investment strategy may be changed at any time, with 60 days’ prior notice to shareholders.

The Diversified Equity Fund typically emphasizes equity securities that a sub-adviser believes have one or more of the following characteristics:

•	A price significantly below the intrinsic value of the issuer;

•	Favorable prospects for earnings growth;

•	Above average return on equity and dividend yield; and

•	Sound overall financial condition of the issuer.

Up to 20% of the Diversified Equity Fund’s portfolio may consist of securities of mid-capitalization companies (as defined by Standard & Poor’s, companies with capitalizations of $700 million to $3.3 billion). The Fund’s sub-advisers may buy and sell securities in the Fund frequently, which may result in higher transaction costs and produce capital gains and losses. The Fund’s sub-advisers may determine to sell a security when

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its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for the security’s purchase, or more attractive investment alternatives are identified.

Socially Responsible Equity Fund

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The Socially Responsible Equity Fund seeks to provide long-term capital growth. The goal of the Fund can only be changed with shareholder approval.

At least 80% of the Socially Responsible Equity Fund’s portfolio consists of common stocks of U.S. issuers that meet certain socially responsible criteria. This investment strategy may be changed at any time, with 60 days’ prior notice to shareholders. Up to 50% of the Fund’s portfolio may consist of securities of mid-cap companies (defined by Standard & Poor’s, a company that provides financial market data to institutional clients and calculates, distributes and services the S&P Indexes, as companies that have market capitalizations greater than $750 million and less than $3.3 billion at the time of purchase).

In selecting investments, the Socially Responsible Equity Fund’s sub-adviser considers social criteria such as an issuer’s community relations, corporate governance, diversity, employee relations, environmental impact and sustainability, human rights record, and product safety. Using both quantitative and qualitative data, the Fund’s sub-adviser also evaluates an issuer’s involvement in specific revenue-generating activities to determine whether the issuer’s involvement was meaningful or simply incidental with respect to that activity.

The Fund’s sub-adviser applies vigorous valuation screens that identify issuers for further in-depth fundamental analysis for potential inclusion in the Fund. The investment strategy typically emphasizes securities that the sub-adviser believes have one or more of the following characteristics:

•	A price significantly below the intrinsic value of the issuer;

•	Below average price to sales and price to cash flow ratios; and

•	Sound overall financial condition of the issuer.

The Fund’s sub-adviser may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for the security’s purchase, or more attractive investment alternatives are identified.

The Fund seeks to avoid investing in any issuer that derives more than 5% of its total revenue from tobacco, alcohol, gambling, abortion or weaponry (whether sold to consumers or the military), or that is involved in nuclear power. Because information on an issuer’s involvement in those activities may not be publicly available, it is possible that the Fund’s holdings may include an issuer that does not meet its criteria for socially responsible investing. When the sub-adviser discovers that a holding does not meet its criteria for socially responsible investing, it will divest that holding as soon as reasonably practicable.

PORTFOLIO HOLDINGS

A description of the CNAM-Advised Funds’ and the CCMA-Advised Funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI for the CNAM-Advised Funds and the SAI for CCMA-Advised Funds, respectively.

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more about the funds’ risks

PRINCIPAL RISKS OF THE FUNDS

Here are the principal risks that apply to the Money Funds:

No Guarantees (Money Funds) – An investment in a Money Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Although each Money Fund seeks to preserve the value of your investment at an NAV of $1.00, it is possible to lose money by investing in a Money Fund.

The Effect of Interest Rates (Money Funds) – A Money Fund’s yield is affected by short-term interest rate changes. When rates decline, a Money Fund’s yield will typically fall, but less quickly than prevailing market rates. When rates increase, a Money Fund’s yield will typically rise, but not as quickly as market rates.

Market Risk of Fixed Income Securities (Money Funds) – By investing in fixed income securities, a Fund may expose you to declines in a holding’s value. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. Each Fund is subject to the risk that its fixed income investments may underperform other fixed income investments or the market as a whole.

Issuers (Money Funds) – A Money Fund may not be able to maintain an NAV of $1.00 if the issuers of securities do not make their principal or interest payments on time. CNAM attempts to minimize the risk of default by purchasing only highly rated securities and performing extensive research on the issuers of securities purchased by each Money Fund.

Rating Agencies (Money Funds) – A credit rating is not an absolute standard of quality, but rather a general indication that reflects only the view of the originating rating agency from which an explanation of the significance of its ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings may have an effect on the liquidity or market price of the securities in which the Fund invests.

Management (Money Funds) – A Fund’s performance depends on the adviser’s skill in making appropriate investments. As a result, a Fund may underperform relative to similar funds or to the money market.

Defensive Investments (Money Funds) – The securities in which each Fund invests, and the strategies described in this Prospectus, are those that a Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, a Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals. No Fund is required or expected to take such a defensive posture. But if used, such a stance may help a Fund minimize or avoid losses during adverse market, economic or political conditions.

Government-Sponsored Entities (Prime Money Fund, Government Money Fund) – The Funds may invest in securities issued by government-sponsored entities consisting principally of the Federal National Mortgage Association (“FNMA”), Federal Home Loan Bank (“FHLB”), Federal Home Loan Mortgage Corporation (“FHLMC”), Government National Mortgage Association (“GNMA”), and Federal Farm Credit Bank (“FFCB”), which securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency. FNMA guarantees full and timely payment of all interest and principal of its pass-through securities, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities, but such securities are not backed by the full faith and credit of the U.S. Government. Similarly, FHLB and FFCB securities are not backed by the U.S. Government. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. To meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Financial Services Firms (Prime Money Fund) – Financial services firms, like banks, depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance lending and other operations. As a result, these firms generally are sensitive to changes in money market and general economic conditions. For instance, when a bank’s borrowers experience financial difficulties, their failure to repay the bank will adversely affect the bank’s financial situation. Financial services firms are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability.

California Risk Factors (California Money Fund) – The Fund may be subject to greater risks than other tax exempt funds that are diversified across issuers located in a number of states. Because the Fund concentrates its investments in California municipal securities, it is vulnerable to economic, political or other developments that may lessen the ability of California municipal securities issuers to pay interest and principal on their securities. Poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives at the state or local level, erosion of the tax base or revenues of the state or one or more local governments, seismic or other natural disasters, or other economic or credit problems affecting the state generally or a particular issuer may reduce tax revenues and increase the expenses of California municipal issuers, making it more difficult for them to meet their obligations. Actual

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or perceived erosion of the creditworthiness of California municipal issuers may also reduce the value of the holdings of the Fund. California municipal securities issuers rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on their securities. See the SAI for the CNAM-Advised Funds for more detailed information regarding California developments. In addition, although one of the goals of the Fund is to provide income exempt from federal and California state personal income taxes, some of the Fund’s income may be subject to the AMT.

Municipal Obligations (California Money Fund) – U.S. state and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. Poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives at the state or local level, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems affecting the state generally or a particular issuer may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.

Here are the principal risks that apply to the Bond Funds, the Limited Maturity Fixed Income Fund and the Full Maturity Fixed Income Fund:

The Effect of Interest Rates (Bond Funds, Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund) – A Fund’s yield is affected by short-term interest rate changes. When rates decline, a Fund’s yield will typically fall, but less quickly than prevailing market rates. When rates increase, a Fund’s yield will typically rise, but not as quickly as market rates.

Market Risk of Fixed Income Securities (Bond Funds, Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund) – By investing directly or indirectly in fixed income securities, a Fund may expose you to declines in a holding’s value. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. Each Fund is subject to the risk that its fixed income market segment may underperform other fixed income market segments or the market as a whole.

Rating Agencies (Bond Funds, Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund) – A credit rating is not an absolute standard of quality, but rather a general indication that reflects only the view of the originating rating agency from which an explanation of the significance of its ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings may have an effect on the liquidity or market price of the securities in which the Fund invests.

Management (Bond Funds, Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund) – A Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, a Fund may underperform relative to the fixed income market or similar funds.

Defensive Investments (Bond Funds, Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund) – The securities in which each Fund invests, and the strategies described in this Prospectus, are those that a Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, a Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals. No Fund is required or expected to take such a defensive posture. But if used, such a stance may help a Fund minimize or avoid losses during adverse market, economic or political conditions.

Issuers (Corporate Bond Fund, Government Bond Fund, High Yield Bond Fund, Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund) – Changes in the financial condition of issuers may adversely affect the value of the Funds’ securities. Economic or political changes may also adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the Funds.

Prepayments (Corporate Bond Fund, Government Bond Fund, High Yield Bond Fund, Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund) – The principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

Extension (Corporate Bond Fund, Government Bond Fund, High Yield Bond Fund, Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund) – Rising interest rates can cause the average maturity of a Fund’s holdings of mortgage-backed or other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of a Fund to rising rates and the potential for price declines of portfolio securities. Extending the average life of a mortgage-backed or other pass-through security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed and other pass-through securities may be less effective than other types of U.S. Government securities as a means of “locking in” interest rates.

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Government-Sponsored Entities (Government Bond Fund, Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund) – The Funds may invest in securities issued by government-sponsored entities consisting principally of the Federal National Mortgage Association (“FNMA”), Federal Home Loan Bank (“FHLB”), Federal Home Loan Mortgage Corporation (“FHLMC”), Government National Mortgage Association (“GNMA”), and Federal Farm Credit Bank (“FFCB”), which securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency. FNMA guarantees full and timely payment of all interest and principal of its pass-through securities, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities, but such securities are not backed by the full faith and credit of the U.S. Government. Similarly, FHLB and FFCB securities are not backed by the U.S. Government. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. To meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Sub-Adviser Allocation (Full Maturity Fixed Income Fund) – CCMA divides the Fund’s investment portfolio into various “sleeves,” each of which is managed by one of the Fund’s sub-advisers. From time to time, CCMA adjusts the size of these sleeves based on a variety of factors, including the sleeves’ relative performance. Accordingly, the Fund’s performance is affected by CCMA’s decisions concerning how much of the Fund’s portfolio it allocates for management by each of the Fund’s sub-advisers.

Municipal Obligations (California Tax Exempt Bond Fund, Limited Maturity Fixed Income Fund) – U.S. state and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. Poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives at the state or local level, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems affecting the state generally or a particular issuer may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. For the California Tax Exempt Bond Fund, please also see the discussion entitled “California Risk Factors” below.

Foreign Securities (High Yield Bond Fund, Full Maturity Fixed Income Fund) – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities. For example, such investments may be adversely affected by changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. Foreign markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries.

Interest Rate Risk of Preferred Stock (High Yield Bond Fund) – Preferred stock is issued with a fixed par value and pays dividends based on a percentage of that par value at a fixed rate. As with fixed income securities, which also make fixed payments, the market value of preferred stock is sensitive to changes in interest rates. Preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

High Yield (“Junk”) Bonds (High Yield Bond Fund) – High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns, which may result in a weakened capacity of the issuer to make principal or interest payments. High yield bonds are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security. The High Yield Bond Fund may invest in unrated securities. Lower rated securities and unrated equivalents are speculative and may be in default.

Market Risk of Equity Securities (High Yield Bond Fund) – By investing directly or indirectly in stocks, the Fund may expose you to a sudden decline in a holding’s share price or an overall decline in the stock market. In addition, the value of your investment will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The rights of a company’s common stockholders to dividends and upon liquidation of the company generally are subordinated (i.e., rank lower) to those of preferred stockholders, bondholders and other creditors of the issuer. The Fund is also subject to the risk that its principal equity market segment may underperform other equity market segments or the market as a whole.

California Risk Factors (California Tax Exempt Bond Fund) – The Fund may be subject to greater risks than other tax exempt funds that are diversified across issuers located in a number of states. Because the Fund concentrates its investments in California municipal securities, it is vulnerable to economic, political or other developments that may lessen the ability of California municipal securities issuers to pay interest and principal on their securities. Poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives at the state or local level, erosion of the tax base or revenues of the state or one or more local governments, seismic or other natural disasters, or other economic or credit problems affecting the state generally or a particular issuer may reduce tax revenues and increase the expenses of California municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of California municipal issuers may

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also reduce the value of the holdings of the Fund. California municipal securities issuers rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on their securities. See the SAI for the CNAM-Advised Funds for more detailed information regarding California developments. In addition, although one of the goals of the Fund is to provide income exempt from federal and California state personal income taxes, some of the Fund’s income may be subject to the AMT.

Non-diversification (California Tax Exempt Bond Fund) – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. In addition, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

Here are the principal risks that apply to the Equity Funds, the Diversified Equity Fund and the Socially Responsible Equity Fund:

Market Risk of Equity Securities (Equity Funds, Diversified Equity Fund, Socially Responsible Equity Fund) – By investing directly or indirectly in stocks, a Fund may expose you to a sudden decline in a holding’s share price or an overall decline in the stock market. In addition, as with any stock fund, the value of your investment will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The rights of a company’s common stockholders to dividends and upon liquidation of the company generally are subordinated (i.e., rank lower) to those of preferred stockholders, bondholders and other creditors of the issuer. Each Fund is also subject to the risk that its principal equity market segment may underperform other equity market segments or the market as a whole.

Management (Equity Funds, Diversified Equity Fund, Socially Responsible Equity Fund) – A Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, a Fund may underperform relative to the equity market or similar funds.

Foreign Securities (Large Cap Growth Fund, Large Cap Value Fund) – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities. For example, such investments may be adversely affected by changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. Foreign markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries.

American Depositary Receipts (Large Cap Growth Fund, Large Cap Value Fund) – The Funds invest in U.S. dollar denominated American Depositary Receipts of foreign companies (“ADRs”) which are sponsored by the foreign issuers. ADRs are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities, and are subject to the risks of changes in currency or exchange rates (which affect the value of the issuer even though ADRs are denominated in U.S. dollars) and the risks of investment in foreign securities.

Defensive Investments (Equity Funds, Diversified Equity Fund, Socially Responsible Equity Fund) – The securities in which each Fund invests, and the strategies described in this Prospectus, are those that a Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, a Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals. No Fund is required or expected to take such a defensive posture. But if used, such a stance may help a Fund minimize or avoid losses during adverse market, economic or political conditions.

Investment Style (Equity Funds, Socially Responsible Equity Fund) – A growth style is primarily used to select investments for the Large Cap Growth Fund and a value style is primarily used to select investments for the Large Cap Value Fund, Opportunistic Value Fund, RCB Small Cap Value Fund and Socially Responsible Equity Fund. These styles may fall out of favor, may underperform other styles and may increase the volatility of a Fund’s share price.

Medium Capitalization (Mid-Cap) Companies (Opportunistic Value Fund, Diversified Equity Fund, Socially Responsible Equity Fund) – The Funds invest from time to time in mid-cap companies. Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have few market makers, wider spreads between their quoted bid and asked prices, and lower trading volume, resulting in greater price volatility and less liquidity than the securities of larger capitalized companies.

Interest Rate Risk of Preferred Stock (Opportunistic Value Fund) – Preferred stock is issued with a fixed par value and pays dividends based on a percentage of that par value at a fixed rate. As with fixed income securities, which also make fixed payments, the market value of preferred stock is sensitive to changes in interest rates. Preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

Small Capitalization (Small-Cap) Companies (RCB Small Cap Value Fund) – The Fund primarily invests in small-cap companies. The sub-adviser believes that small-cap companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk increases to the extent that the Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in small-cap companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In

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addition, the securities of small-cap companies may have few market makers, wider spreads between their quoted bid and asked prices, and lower trading volume, resulting in greater price volatility and less liquidity than the securities of larger capitalized companies. Further, the Fund may hold a significant percentage of a company’s outstanding shares, which means that the Fund may have to sell them at discounts from quoted prices.

Focus (RCB Small Cap Value Fund) – The Fund holds a relatively small number of securities positions. Losses incurred in such positions could have a material adverse effect on the Fund’s overall financial condition. The Fund’s performance may also differ materially from the relevant benchmarks, which hold many more stocks than the Fund and may be focused on different sectors or industries than the Fund.

Sub-Adviser Allocation (Diversified Equity Fund) – CCMA divides the Fund’s investment portfolio into various “sleeves,” each of which is managed by one of the Fund’s sub-advisers. From time to time, CCMA adjusts the size of these sleeves based on a variety of factors, including the sleeves’ relative performance. Accordingly, the Fund’s performance is affected by CCMA’s decisions concerning how much of the Fund’s portfolio it allocates for management by each of the Fund’s sub-advisers.

Here are the principal risks that apply to the Multi-Asset Fund and the Balanced Fund:

Allocation (Multi-Asset Fund, Balanced Fund) – Performance depends on the ability of each Fund’s investment manager or sub-adviser to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund directly or indirectly invests. For example, a Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline.

Management (Multi-Asset Fund, Balanced Fund) – A Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, a Fund may underperform relative to the fixed income or equity markets, as applicable, or similar funds.

Market Risk of Equity Securities (Multi-Asset Fund, Balanced Fund) – By investing directly or indirectly in stocks, a Fund may expose you to a sudden decline in a holding’s share price or an overall decline in the stock market. In addition, as with any stock fund, the value of your investment will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The rights of a company’s common stockholders to dividends and upon liquidation of the company generally are subordinated (i.e., rank lower) to those of preferred stockholders, bondholders and other creditors of the issuer. Each Fund is also subject to the risk that its principal equity market segment may underperform other equity market segments or the market as a whole.

Market Risk of Fixed Income Securities (Multi-Asset Fund, Balanced Fund) – By investing directly or indirectly in fixed income securities, a Fund may expose you to declines in a holding’s value. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. Each Fund is subject to the risk that its fixed income market segment may underperform other fixed income market segments or the market as a whole.

Rating Agencies (Multi-Asset Fund, Balanced Fund) – A credit rating is not an absolute standard of quality, but rather a general indication that reflects only the view of the originating rating agency from which an explanation of the significance of its ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings may have an effect on the liquidity or market price of the securities in which the Fund invests.

Government-Sponsored Entities (Multi-Asset Fund, Balanced Fund) – The Funds may invest in securities issued by government-sponsored entities consisting principally of the Federal National Mortgage Association (“FNMA”), Federal Home Loan Bank (“FHLB”), Federal Home Loan Mortgage Corporation (“FHLMC”), Government National Mortgage Association (“GNMA”), and Federal Farm Credit Bank (“FFCB”), which securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency. FNMA guarantees full and timely payment of all interest and principal of its pass-through securities, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities, but such securities are not backed by the full faith and credit of the U.S. Government. Similarly, FHLB and FFCB securities are not backed by the U.S. Government. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. To meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Foreign Securities (Multi-Asset Fund, Balanced Fund) – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities. For example, such investments may be adversely affected by changes in currency

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rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. Foreign markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries.

Defensive Investments (Multi-Asset Fund, Balanced Fund) – The securities in which each Fund invests, and the strategies described in this Prospectus, are those that a Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, a Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals. No Fund is required or expected to take such a defensive posture. But if used, such a stance may help a Fund minimize or avoid losses during adverse market, economic or political conditions. The Multi-Asset Fund’s underlying funds may have similar policies.

Underlying Funds (Multi-Asset Fund) – Because the Fund invests a significant portion of its assets in underlying funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the underlying funds. The ability of the Fund to achieve its investment goal depends in part upon the ability of the underlying funds to achieve their investment goals. There can be no assurance that the investment goal of any underlying fund will be achieved.

Interest Rate Risk of Preferred Stock (Multi-Asset Fund) – Preferred stock is issued with a fixed par value and pays dividends based on a percentage of that par value at a fixed rate. As with fixed income securities, which also make fixed payments, the market value of preferred stock is sensitive to changes in interest rates. Preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

High Yield (“Junk”) Bonds (Multi-Asset Fund) – High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns, which may result in a weakened capacity of the issuer to make principal or interest payments. High yield bonds are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security. There is no lower limit on the ratings of high yield securities that may be purchased or held by the Fund or an underlying fund. In addition, the Fund may invest directly or indirectly in unrated securities. Lower rated securities and unrated equivalents are speculative and may be in default.

Municipal Obligations (Multi-Asset Fund) – U.S. state and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. Poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives at the state or local level, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems affecting the state generally or a particular issuer may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Foreign government obligations are also subject to similar risks that the issuer of the obligations may be unable or unwilling to repay principal or interest when due.

Emerging Market Securities (Multi-Asset Fund) – The Fund’s direct or indirect investments in foreign securities may include investments in emerging markets. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries, such as Russia and many of the countries of Asia, Latin America, Eastern Europe, Africa, and the Middle East. The economies of many of these countries depend heavily upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries. Many of these countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property.

Derivatives (Multi-Asset Fund) – A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index. The Fund’s direct or indirect use of derivative instruments may involve other risks than those associated with investing directly in the securities in which it or an underlying fund primarily invests. Derivatives involve the risks of improper valuation and ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. Derivatives are also subject to other risks, such as market risk, which is the risk that the value of an investment will fluctuate with movements in the stock market; interest rate risk, which is the risk that the value of bonds and other debt securities will fall when interest rates rise; credit risk, which is the risk that the issuers of bonds and other debt securities may not be able to make interest or principal payments; counterparty risk, which is the risk that the other party to an agreement will default; and liquidity risk, which is the risk that lack of trading volume may make it difficult to sell securities at quoted market prices. The use of a derivative is speculative if the Fund or an underlying fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the Fund or an underlying fund invests in derivatives for speculative purposes, the Fund or the underlying fund will be fully exposed to the risks of loss of that derivative,

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which may sometimes be greater than the cost of the derivative. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund or an underlying fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. In addition, the Fund’s direct or indirect use of derivatives may increase the taxes payable by shareholders.

Sub-Adviser Allocation (Balanced Fund) – CCMA divides the Fund’s investment portfolio into various “sleeves,” each of which is managed by one of the Fund’s sub-advisers. From time to time, CCMA adjusts the size of these sleeves based on a variety of factors, including the sleeves’ relative performance. Accordingly, the Fund’s performance is affected by CCMA’s decisions concerning how much of the Fund’s portfolio it allocates for management by each of the Fund’s sub-advisers.

Medium Capitalization (Mid-Cap) Companies (Balanced Fund) – The Fund invests from time to time in mid-cap companies. Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have few market makers, wider spreads between their quoted bid and asked prices, and lower trading volume, resulting in greater price volatility and less liquidity than the securities of larger capitalized companies.

Issuers (Balanced Fund) – Changes in the financial condition of issuers may adversely affect the value of the Fund’s securities. Economic or political changes may also adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the Fund.

Prepayments (Balanced Fund) – The principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension (Balanced Fund) – Rising interest rates can cause the average maturity of the Fund’s holdings of mortgage-backed or other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities. Extending the average life of a mortgage-backed or other pass-through security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed and other pass-through securities may be less effective than other types of U.S. Government securities as a means of “locking in” interest rates.

American Depositary Receipts (Balanced Fund) – The Fund invests in U.S. dollar denominated American Depositary Receipts of foreign companies (“ADRs”) which are sponsored by the foreign issuers. ADRs are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities, and are subject to the risks of changes in currency or exchange rates (which affect the value of the issuer even though ADRs are denominated in U.S. dollars) and the risks of investment in foreign securities.

Convertible Securities (Balanced Fund) – Convertible securities are convertible into or exchangeable for common or preferred stock. Convertible securities are subject to the same risks as fixed income securities, including interest rate risk, credit risk and issuer risk.

NON-PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS OF THE FUNDS

The following risks of the Funds referred to below are related to non-principal investment strategies of those Funds. These risks are in addition to the principal risks of the Funds discussed above.

Sector Concentration (All Funds) – From time to time a Fund may invest a significant portion of its total assets in various industries in one or more sectors of the economy. To the extent a Fund’s assets are invested in a sector of the economy, the Fund will be subject to market and economic factors affecting companies in that sector.

Portfolio Turnover (All Funds) – Each Fund will sell a security when its portfolio managers believe it is appropriate to do so, regardless of how long a Fund has owned that security. Buying and selling securities generally involves some expense to a Fund, such as commissions paid to brokers and other transaction costs. By selling a security, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher a Fund’s annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. On the other hand, a Fund may from time to time realize commission costs in order to engage in tax minimization strategies if the result is a greater enhancement to the value of a Fund share than the transaction cost to achieve it. Increased brokerage costs may adversely affect a Fund’s performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. The Multi-Asset Fund’s underlying funds may have similar policies. Annual portfolio turnover of 100% or more is considered high.

Tobacco-Free Investments (CCMA-Advised Funds) – The CCMA-Advised Funds follow a guideline of restricting investment in securities of tobacco-related companies through the research of Risk Metrics Social Issues Services.

Municipal Obligations (Prime Money Fund, Government Money Fund) – U.S. state and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. Poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives at the state or local level, erosion of the tax base or revenues of the state or one or more local governments, natural

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disasters, or other economic or credit problems affecting the state generally or a particular issuer may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Foreign government obligations are also subject to similar risks that the issuer of the obligations may be unable or unwilling to repay principal or interest when due.

Commodities (Multi-Asset Fund) – The Fund may invest a portion of its assets in exchange-traded notes or exchange-traded funds that are linked to commodities or commodities indexes. The Fund’s direct or indirect exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or risks affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Foreign Currencies (Multi-Asset Fund) – The Fund’s direct or indirect investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. The Fund may invest in foreign currencies to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the ability of CNAM to predict movements in exchange rates. Some countries in which the Fund may directly or indirectly invest may have fixed or managed currencies that are not freely convertible at market rates into the U.S. Dollar. Certain currencies may not be internationally traded. Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

Hedge Funds (Multi-Asset Fund) – The Fund may invest in private investment funds (“Hedge Funds”) managed by various investment managers (“Managers”) that use a variety of investment strategies, including investment in other Hedge Funds. By investing in Hedge Funds indirectly through the Fund, an investor indirectly bears a portion of the asset-based fees, incentive-based allocations and other expenses borne by the Fund as an investor in Hedge Funds, in addition to the operating expenses of the Fund. The incentive-based allocations assessed by Managers and borne directly by the Fund may create an incentive for Managers to make investments that are riskier or more speculative than those that might have been made in the absence of incentive-based allocations. Because the Managers value the Hedge Funds they manage, which directly affects the amount of incentive-based allocations they receive, Managers face a conflict of interest in performing such valuations. Various risks are associated with the securities and other instruments in which Hedge Funds may invest, their investment strategies and the specialized investment techniques they may use. Hedge Funds are not registered as investment companies under the Investment Company Act. Therefore, the Fund, as an investor in Hedge Funds, does not have the benefit of the protections afforded by the Investment Company Act to investors in registered investment companies, such as mutual funds. To the extent the Fund invests in a Hedge Fund that allows its investors to effect withdrawals only at certain specified times, the Fund may not be able to withdraw its investment in such Hedge Fund promptly after it has made a decision to do so, which may result in a loss and adversely affect the Fund’s investment return. To the extent the Fund invests in a Hedge Fund that is permitted to distribute securities in kind to investors making withdrawals, upon the Fund’s withdrawal of all or a portion of its interest in such Hedge Fund the Multi-Asset Fund may receive securities that are illiquid or difficult to value.

Inflation-Indexed Bonds (Multi-Asset Fund) – The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds may react differently than other fixed income securities to changes in interest rates. Because interest rates on inflation-indexed bonds are adjusted for inflation, the values of these bonds are not materially affected by inflation expectations. Therefore, the values of inflation-indexed bonds are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security falls when real interest rates rise and rises when real interest rates fall.

Real Estate-Related Investments (Multi-Asset Fund) – Because the Fund may invest a portion of its assets directly or indirectly in securities of companies principally engaged in the real estate industry and other real estate related investments, the Fund’s performance may be linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Investments in real estate companies may also subject the Fund to the risks associated with the direct ownership of real estate. Real estate companies are subject to legislative or regulatory changes, adverse market conditions and increased competition. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry.

Repurchase Agreements (Multi-Asset Fund) – The Fund may invest in repurchase agreements. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. Under all repurchase agreements entered into by the Fund, the Fund’s custodian or its agent must take possession of the underlying collateral. However, if the seller defaults,

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the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delays and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. The Fund may also invest in repurchase agreements collateralized by securities issued by foreign issuers, which are also subject to the risks associated with foreign securities discussed above under “Principal Risks of the Funds.”

Foreign Securities (RCB Small Cap Value Fund) – The Fund may invest in foreign securities. Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities. For example, such investments may be adversely affected by changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. Foreign markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries.

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management of the funds

INVESTMENT MANAGERS

CNAM-ADVISED FUNDS

CNAM provides the Money Funds, the Equity Funds, the Multi-Asset Fund and the Bond Funds with investment management services. CNAM’s address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.

CNAM is a wholly owned subsidiary of City National Bank (“CNB”), a federally chartered commercial bank founded in the early 1950s, with approximately $12.4 billion in assets under management as of December 31, 2009. CNB is itself a wholly owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 50 years. CNB currently provides investment management services to individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 2009, CNB and its affiliates had approximately $55.1 billion in assets under administration, which includes $35.2 billion in assets under management.

Subject to the oversight of the Board of Trustees, CNAM has complete discretion as to the purchase and sale of investments for the Funds it directly manages, consistent with each such Fund’s investment objective, policies and restrictions.

CNAM is responsible for the evaluation, selection and monitoring of the sub-advisers of the High Yield Bond Fund, the RCB Small Cap Value Fund and the Opportunistic Value Fund. CNAM selects sub-advisers based on a variety of factors, including investment style, performance record and the characteristics of each sub-adviser’s typical investments. The sub-advisers manage the High Yield Bond Fund’s, the RCB Small Cap Value Fund’s and the Opportunistic Value Fund’s investments and are responsible for making all investment decisions and placing orders to purchase and sell securities for the Funds. Subject to the oversight of CNAM and the Board of Trustees, the sub-advisers have complete discretion as to the purchase and sale of investments for the Funds consistent with each Fund’s investment objective, policies and restrictions.

CNAM received a fee for its investment management services at an annual rate of 0.25% of average annual net assets of the Prime Money Fund, 0.26% of average annual net assets of the Government Money Fund, 0.27% of average annual net assets of the California Money Fund, 0.65% of average daily net assets of the Large Cap Growth Fund, 0.62% of average daily net assets of the Large Cap Value Fund, 0.50% of average daily net assets of the Multi-Asset Fund, 0.40% of average daily net assets of the Corporate Bond Fund, 0.36% of average daily net assets of the Government Bond Fund, 0.16% of average daily net assets of the California Tax Exempt Bond Fund, 0.66% of average daily net assets of the High Yield Bond Fund, 0.85% of average daily net assets of the RCB Small Cap Value Fund and 0.50% of average daily net assets of the Opportunistic Value Fund for the fiscal year ended September 30, 2009. These fees reflect fee waivers or reimbursements of fees waived by CNAM in prior years. The sub-advisers are compensated out of the investment management fees paid to CNAM.

CNAM has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) at or below 0.63% for Institutional Class shares, 0.85% for Class N shares and 1.05% for Class S shares of the Prime Money Fund and the Government Money Fund; at or below 0.55% for Institutional Class shares, 0.78% for Class N shares and 0.98% for Class S shares of the California Money Fund; at or below 1.05% for Institutional Class shares and 1.30% for Class N shares of the Large Cap Growth Fund; at or below 1.00% for Institutional Class shares and 1.25% for Class N shares of the Large Cap Value Fund; at or below 1.75% for Institutional Class shares and 2.00% for Class N shares of the Multi-Asset Fund; at or below 0.75% for Institutional Class shares and 1.00% for Class N shares of the Corporate Bond Fund; at or below 0.70% for Institutional Class shares and 0.95% for Class N shares of the Government Bond Fund; at or below 0.50% for Institutional Class shares and 0.75% for Class N shares of the California Tax Exempt Bond Fund; and at or below 1.00% for Institutional Class shares and 1.30% for Class N shares of the High Yield Bond Fund. Any fee reductions or reimbursements may be repaid to CNAM within 3 years after they occur if such repayments can be achieved within a Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

A discussion regarding the basis for the Board of Trustees’ approval of the CNAM-Advised Funds’ investment advisory agreement with CNAM is available in the CNAM-Advised Funds’ Annual Report for the fiscal year ended September 30, 2009.

CCMA-ADVISED FUNDS

CCMA provides the CCMA-Advised Funds with investment management services. CCMA’s address is 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603.

CCMA is wholly-owned by Convergent Capital Management LLC (“CCM”), which in turn is majority-owned by City National Corporation. CCM is a holding company that owns and maintains ownership interests (including majority ownership interests) in asset management firms. CCM does not provide investment advisory or related services to its affiliates, each of which operates independently of CCM, or to any clients of its affiliates.

CCMA is responsible for the evaluation, selection and monitoring of the CCMA-Advised Funds’ sub-advisers. CCMA selects sub-advisers based on a variety of factors, including investment style, performance record and the characteristics of each sub-adviser’s typical investments. The assets of each multi-manager CCMA-Advised Fund are divided into various sleeves and CCMA is responsible for allocating the

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assets among the sub-advisers in accordance with their specific investment styles.

The sub-advisers manage each CCMA-Advised Fund’s investments and are responsible for making all investment decisions and placing orders to purchase and sell securities for the CCMA-Advised Funds. Subject to the oversight of CCMA and the Board of Trustees, the sub-advisers have complete discretion as to the purchase and sale of investments for the CCMA-Advised Funds consistent with each CCMA-Advised Fund’s investment objective, policies and restrictions.

CCMA received a fee for its investment management services at an annual rate of 0.49% of average daily net assets of the Limited Maturity Fixed Income Fund, 0.50% of average daily net assets of the Full Maturity Fixed Income Fund, 0.77% of average daily net assets of the Balanced Fund, 0.75% of average daily net assets of the Diversified Equity Fund and 0.75% of average daily net assets of the Socially Responsible Equity Fund for the fiscal year ended September 30, 2009. The sub-advisers are compensated out of the investment management fees paid to CCMA.

A discussion regarding the basis for the Board of Trustees’ approval of the CCMA-Advised Funds’ investment advisory agreement with CCMA is available in the CCMA-Advised Funds’ Annual Report for the fiscal year ended September 30, 2009.

SUB-ADVISERS AND PORTFOLIO MANAGERS

Following is certain information about each Fund’s sub-adviser, if any, and the individuals employed by or associated with each investment manager or sub-adviser who are primarily responsible for the day-to-day management of each Fund’s investment portfolio (the “Portfolio Managers”), if any. The SAI for the CNAM-Advised Funds and the SAI for the CCMA-Advised Funds contain additional information about the sub-advisers and the Portfolio Managers, including the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the CNAM-Advised Funds and the CCMA-Advised Funds.

MONEY FUNDS

All investment decisions for the Money Funds are made by CNAM’s Fixed Income Team of investment professionals, all of whom take an active part in the decision-making process.

LARGE CAP GROWTH FUND AND LARGE CAP VALUE FUND

Richard A. Weiss and Brian L. Garbe serve as portfolio managers for the Large Cap Growth Fund and the Large Cap Value Fund.

Richard A. Weiss is Chairman, President and Chief Investment Officer of CNAM. Mr. Weiss has nearly two decades of investment management experience and has designed and implemented quantitatively disciplined equity, fixed income, and international investment strategies. Prior to joining the CNAM-Advised Funds’ predecessor investment manager, CNB, in 1999, Mr. Weiss was Executive Vice President and Chief Investment Officer at Sanwa Bank California. Mr. Weiss holds a Master’s in Business Administration (“MBA”), with an emphasis in Finance and Econometrics from the University of Chicago, and an undergraduate degree in Finance from The Wharton School at the University of Pennsylvania.

Brian L. Garbe is Senior Vice President and Director of Research and Trading of CNAM. Mr. Garbe has over 20 years of experience in the investment field and currently oversees the creation, analysis and production of asset allocation, sector rotation and stock selection strategies for CNAM. Prior to joining CNB in 1999, Mr. Garbe was Vice President and Director of Research at Sanwa Bank California. Mr. Garbe holds an MBA from the Anderson Graduate School of Management at University of California, Los Angeles (“UCLA”) and an undergraduate degree in Applied Mathematics from UCLA.

MULTI-ASSET FUND

Barbara Bruser and William C. Miller serve as portfolio managers for the Multi-Asset Fund.

Barbara Bruser is Senior Vice President and Director of Equities of CNAM, where she oversees equity investment policy, portfolio construction and stock selection. Ms. Bruser has been with CNB and CNAM since 2002 and has over 33 years of experience in the investment and financial industries. From 1998 to 2002, Ms. Bruser was Senior Vice President of Alternative Investment Strategies for Bank of America, and from 1993 to 1998 was Senior Vice President and Director of the Strategic Wealth Group for Wells Fargo/First Interstate Bank. Ms. Bruser has also previously served as President and Director of Investor Relations at Security Pacific Corporation, and General Partner at RCM Capital Management. Ms. Bruser, a Chartered Financial Analyst, received a Bachelor of Arts degree in History and Comparative Literature from the University of California, Santa Barbara, and a Master’s degree in Library Science from the University of Western Ontario.

William C. Miller, Jr. is Senior Vice President and Senior Fixed Income Portfolio Manager for CNAM. Mr. Miller has over 13 years of investment management experience and specializes in the research, analysis, and selection of fixed income securities. Prior to joining CNB in 2001, Mr. Miller was an Investment Officer with Fiduciary Trust International of California and, from 1995 to 1998, was an Associate with Pacific Investment Management Company. Mr. Miller, a Chartered Financial Analyst, holds a Bachelor’s degree with a concentration in Finance from California State University, Fullerton.

CORPORATE BOND FUND

Rodney J. Olea and William C. Miller serve as portfolio managers for the Corporate Bond Fund.

Rodney J. Olea is Senior Vice President and Director of Fixed Income of CNAM. Mr. Olea has over 23 years of portfolio management experience and currently oversees the creation,

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analysis, and management of taxable and tax-free fixed income portfolios and bond selection strategies for CNAM. Mr. Olea has been with CNB since 1994. He has a degree in Economics from UCLA.

Information about Mr. Miller’s background and experience is provided above under “Multi-Asset Fund.”

GOVERNMENT BOND FUND

Rodney J. Olea and Paul C. Single serve as portfolio managers for the Government Bond Fund.

Information about Mr. Olea’s background and experience is provided above under “Corporate Bond Fund.”

Paul C. Single is Senior Vice President and Senior Fixed Income Portfolio Manager for CNAM. Mr. Single has over 26 years of institutional investment management experience and specializes in investment grade taxable fixed income securities. Prior to joining CNB in 2003, Mr. Single was Principal and Portfolio Manager of Wells Capital Management.

CALIFORNIA TAX EXEMPT BOND FUND

Rodney J. Olea and Gregory Kaplan serve as portfolio managers for the California Tax Exempt Bond Fund.

Information about Mr. Olea’s background and experience is provided above under “Corporate Bond Fund.”

Gregory Kaplan serves as Senior Vice President and Senior Portfolio Manager for CNAM. Mr. Kaplan has nearly 20 years of experience in the financial industry. Prior to joining CNAM, he served as vice president and portfolio manager for Robertson Stephens Asset Management. Mr. Kaplan is a Chartered Financial Analyst and holds an MBA in Finance from The Pamplin School of Business at Virginia Tech, and a BS in Finance from Rutgers University.

HIGH YIELD BOND FUND

Guggenheim Investment Management, LLC (“Guggenheim”). Guggenheim currently serves as the High Yield Bond Fund’s sub-adviser, providing investment advisory and portfolio management services pursuant to a sub-advisory agreement with CNAM. Guggenheim’s principal offices are located at 135 East 57th Street, 6th Floor, New York, New York 10022. Guggenheim provides investment advisory services to institutional clients including public pensions, corporate pensions, foundations, insurance companies and family offices, and as of December 31, 2009 managed or sub-managed $15 billion in assets. Guggenheim is a subsidiary of Guggenheim Partners, LLC, a global diversified financial services firm which offers capital markets services, portfolio and risk management expertise, wealth management, investment management and family office services.

The High Yield Bond Fund is managed by Richard J. Lindquist, CFA, a Managing Director and Portfolio Manager at Guggenheim. Mr. Lindquist joined Guggenheim on April 15, 2009, and is its portfolio manager for high yield strategies and a member of its Investment Committee. He was previously a Managing Director and the head of the high yield management team at Halbis Capital Management (USA), Inc. (“Halbis”), whose parent company he joined in 2005. Prior to working for Halbis, Mr. Lindquist was a Managing Director and the head of the high yield management team at Credit Suisse Asset Management, LLC. He joined Credit Suisse in 1995 as a result of the acquisition of CS First Boston Investment Management, where he had been since 1989. Previously, he managed high yield portfolios at Prudential Insurance Company of America and a high yield mutual fund at T. Rowe Price Associates. Mr. Lindquist holds a BS in Finance from Boston College and an MBA in Finance from the University of Chicago Graduate School of Business.

Steve Sautel, CFA, a Senior Managing Director and Chief Operating Officer of Guggenheim, and Patrick Mitchell, a Managing Director at Guggenheim, assist in the risk management and portfolio oversight of the High Yield Bond Fund. Mr. Sautel joined Guggenheim Partners in October 2001, is responsible for portfolio construction across all of Guggenheim’s portfolios and is a member of its Investment Committee. Mr. Sautel received his MBA from the University of Michigan and his BBA from the University of Kentucky. Mr. Mitchell joined Guggenheim in 2009 and is responsible for high yield separate accounts. Previously, Mr. Mitchell was a Managing Director at Maple Stone Capital Management, LLC (2007 to 2008) and Metropolitan West Financial, LLC (2000 to 2005). At those companies, he was responsible for a variety of management activities including portfolio management, business development, operations and corporate management. Mr. Mitchell received an MBA from Idaho State University and a Bachelor of Science in Business from the University of Idaho.

A discussion regarding the basis of the Board of Trustees’ approval of CNAM’s sub-advisory agreement with Guggenheim is available in the CNAM-Advised Funds’ Semi-Annual Report for the fiscal period ended March 31, 2009.

RCB SMALL CAP VALUE FUND

Reed Conner & Birdwell LLC (“RCB”). RCB, a wholly owned subsidiary of City National Corporation, currently serves as the RCB Small Cap Value Fund’s sub-adviser, providing investment advisory and portfolio management services pursuant to a sub-advisory agreement with CNAM. RCB’s address is 11111 Santa Monica Blvd., Suite 1700, Los Angeles, California 90025. As of December 31, 2009, RCB managed assets of approximately $1.7 billion for individual and institutional investors. RCB and its predecessor have been engaged in the investment advisory business for over 50 years.

Jeffrey Bronchick, Principal, Chief Investment Officer, and Portfolio Manager/Analyst and Thomas D. Kerr, Principal and Portfolio Manager/Analyst, are principally responsible for the management of the RCB Small Cap Value Fund. They have been associated with RCB or its predecessor since 1989 and 1994, respectively.

A discussion regarding the basis of the Board of Trustees’ approval of CNAM’s sub-advisory agreement with RCB is

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available in the CNAM-Advised Funds’ Annual Report for the fiscal year ended September 30, 2009.

OPPORTUNISTIC VALUE FUND

SKBA Capital Management, LLC (“SKBA”). SKBA serves as sub-adviser to the Opportunistic Value Fund. SKBA is located at 44 Montgomery Street, Suite 3500, San Francisco, California 94104, and is indirectly majority owned by CCM, which in turn is owned by City National Corporation. SKBA provides investment advisory services to a variety of clients, and as of December 31, 2009, had $546 million in assets under management.

All SKBA client accounts are managed by an investment strategy team led by Andrew W. Bischel (CEO and Chief Investment Officer). The strategy team for the Opportunistic Value Fund meets at least weekly to discuss and decide which securities should be added to or sold from the Opportunistic Value Fund’s portfolio. The members of the strategy team are Mr. Bischel, Kenneth J. Kaplan (Chairman), Josh J. Rothe (President and Director of Equity Research), Matthew D. Zuck (Senior Vice President and Director of Corporate Development) and Shelley H. Mann (Senior Vice President and Director of Trading). Each of these individuals has been with SKBA for at least the last five years.

A discussion regarding the basis of the Board of Trustees’ approval of CNAM’s sub-advisory agreement with SKBA with respect to the Opportunistic Value Fund is available in the CNAM-Advised Funds’ Annual Report for the fiscal year ending September 30, 2009.

LIMITED MATURITY FIXED INCOME FUND

CNAM. CNAM serves as sub-adviser to the Limited Maturity Fixed Income Fund. Information about CNAM is provided above under “CNAM-Advised Funds.”

CNAM’s portion of the Limited Maturity Fixed Income Fund is managed primarily by Rodney J. Olea (Senior Vice President and Director of Fixed Income), William C. Miller, Jr. (Senior Vice President and Senior Portfolio Manager), Paul C. Single (Senior Vice President and Senior Portfolio Manager) and Robert Harder (Vice President and Senior Portfolio Manager). Information about the background and experience of Messrs. Olea, Miller and Single is included above under “Corporate Bond Fund,” “Multi-Asset Fund” and “Government Bond Fund,” respectively. Mr. Harder has served in his current position since February 2005. Prior to joining CNAM, he was a Senior Portfolio Manager at Wells Capital Management from 1997 to 2004.

A discussion regarding the basis for the Board of Trustees’ approval of CCMA’s sub-advisory agreement with CNAM is available in the CCMA-Advised Funds’ Annual Report for the fiscal year ended September 30, 2009.

FULL MATURITY FIXED INCOME FUND

Baird Advisors (“Baird”). Baird, an institutional fixed income department within Robert W. Baird & Co., Inc., currently serves as sub-adviser to a portion of the Full Maturity Fixed Income Fund. Baird is located at 777 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202. Baird also provides management services to pension plans, non-profit organizations and individuals.

Daniel A. Tranchita and Gary A. Elfe have primary responsibility for managing Baird’s portion of the Full Maturity Fixed Income Fund. Mr. Tranchita has been a Senior Vice President and Senior Portfolio Manager at Baird since 2000, and previously served as Senior Vice President and Senior Portfolio Manager of Firstar Investment Research & Management Company, LLC (“Firstar”) from 1989 to 2000. Mr. Elfe has been a Managing Director and Senior Portfolio Manager at Baird since 2000, and previously served as Senior Vice President and Senior Portfolio Manager at Firstar from 1978 to 2000.

As Baird utilizes a team-oriented investment approach, Mary Ellen Stanek (Chief Investment Officer), Charlie Groeschell, Warren Pierson, Jay Schwister, Sharon deGuzman and Jeff Schrom are also involved in portfolio analysis and in security transactions for Baird’s portion of the Full Maturity Fixed Income Fund.

Boyd Watterson Asset Management, LLC (“Boyd Watterson”). Boyd Watterson currently serves as sub-adviser to a portion of the Full Maturity Fixed Income Fund. Boyd Watterson is located at 1801 East 9th Street, Suite 1400, Cleveland, Ohio 44114. It was organized in 1928 and provides equity and fixed income investment management services to individuals and institutions.

Day-to-day management of the portion of the Full Maturity Fixed Income Fund managed by Boyd Watterson is the responsibility of its Fixed Income Group, which establishes Boyd Watterson’s fixed income investment strategy. David M. Dirk (Senior Vice President, Senior Strategist) and James R. Shirak (Executive Vice President, Lead Fixed Income Strategist) have primary responsibility for managing Boyd Watterson’s portion of the Fund, and have been employed by Boyd Watterson since 1996 and 2000, respectively.

A discussion regarding the basis for the Board of Trustees’ approval of CCMA’s sub-advisory agreement with Baird is available in the CCMA-Advised Funds’ Annual Report for the fiscal year ended September 30, 2009. A discussion regarding the basis for the Board of Trustees’ approval of CCMA’s sub-advisory agreement with Boyd Watterson is available in the CCMA-Advised Funds’ Semi-Annual Report for the fiscal period ended March 31, 2009.

BALANCED FUND

Baird. Baird currently serves as sub-adviser to the fixed income portion of the Balanced Fund. Information about Baird is provided above under “Full Maturity Fixed Income Fund.”

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Daniel A. Tranchita and Gary A. Elfe have primary responsibility for managing Baird’s portion of the Balanced Fund. Information about the background and experience of Messrs. Tranchita and Elfe is contained above under “Full Maturity Fixed Income Fund.”

Freeman Investment Management Co., LLC (“Freeman”). Freeman serves as sub-adviser to the portion of the Balanced Fund invested in equity securities. Freeman is located at 12255 El Camino Real, Suite 200, San Diego, California 92130, and is a privately held company. Freeman was formed in early 2009 as a joint venture between Freeman Associates Investment Management, LLC (“FAIM”) and Investment Science Corporation (“ISC”). FAIM was formerly known as the Investment Research Company and was organized in 1985 to provide investment management services to institutions, retirement plans, and non-profit organizations. ISC, formerly known as Invest by Agent and Analytix, was organized in 1999 and offered scientific/quantitative investment products.

All of Freeman’s strategies are managed with a team approach supported by distinctive internal research. The members of the investment team who contribute to the day-to-day management of the Balanced Fund are John D. Freeman (Managing Partner, CEO & CIO), Thomas Anichini (Partner, Director of Portfolio Management) and Maninder Hunjan (Partner, Director of Research). Messrs. Freeman and Anichini are the portfolio managers for the portion of the Balanced Fund managed by Freeman. Mr. Freeman has been with Freeman and its predecessors since 1996 and, as Chairman and CEO, he was responsible for the management of the firm’s Market Beta (core equity), Alternative Beta, and Zero Beta (hedge fund) strategies. Mr. Anichini has been a Senior Vice President and Portfolio Manager with Freeman and its predecessors since 2005. Prior to joining FAIM, he was a portfolio manager with Westpeak Global Advisors where he managed institutional quantitative equity portfolios and contributed to research and client services.

A discussion regarding the basis for the Board of Trustees’ approval of CCMA’s sub-advisory agreements with Freeman is available in the CCMA-Advised Funds’ Semi-Annual Report for the fiscal period ended March 31, 2009. A discussion regarding the basis for the Board of Trustees’ approval of CCMA’s sub-advisory agreement with Baird is available in the CCMA-Advised Funds’ Annual Report for the fiscal year ended September 30, 2009.

DIVERSIFIED EQUITY FUND

AMBS Investment Counsel, LLC (“AMBS”). AMBS currently serves as sub-adviser to a portion of the Diversified Equity Fund. AMBS is located at 1241 East Beltline NE, Suite 150, Grand Rapids, Michigan 49525, and has been providing investment advisory services to individual and institutional clients since 1982. AMBS is majority owned by CCM.

Day-to-day management of the portion of the Diversified Equity Fund managed by AMBS is the responsibility of its Investment Committee. Allan J. Meyers, CFA, who has primary responsibility for managing AMBS’ portion of the Fund, is a Senior Vice President and a Principal of the firm, and has been employed by AMBS since 2004. Mr. Meyers previously served as a Fixed Income Manager and as Director of Equity Management in the Investment Management Group of Old Kent/Fifth Third Bank. Wayne A. Titche, CFA, who also has responsibility for managing AMBS’ portion of the Fund, is the Chief Investment Officer and a Principal of the firm, and has been employed by AMBS since 1993. The remaining members of AMBS’ Investment Committee are Barbara J. DeMoor, CFA, who is CEO and a Principal of AMBS and joined the firm in 1988; and John K. Koczara, CFA, who is a Senior Vice President and a Principal of AMBS and joined the firm in 2003. Mr. Koczara was previously with H&R Block Financial Advisors, where he managed a Premium Financial Center.

Freeman. Freeman serves as sub-adviser to a portion of the Diversified Equity Fund. Information about Freeman is included above under “Balanced Fund.”

The members of the investment team who contribute to the day-to-day management of the Diversified Equity Fund are John D. Freeman, Thomas Anichini and Maninder Hunjan. Information about these individuals is included above under “Balanced Fund.”

SKBA. SKBA currently serves as sub-adviser to a portion of the Diversified Equity Fund. Information about SKBA is included above under “Opportunistic Value Fund.”

The strategy team for SKBA’s portion of the Diversified Equity Fund includes Andrew W. Bischel, Kenneth J. Kaplan, Josh J. Rothe, Matthew D. Zuck and Shelley H. Mann. Information about these individuals is included above under “Opportunistic Value Fund.”

Turner Investment Partners, Inc. (“Turner”). Turner serves as sub-adviser to a portion of the Diversified Equity Fund. Turner is located at 1205 Westlakes Dr., Suite 100, Berwyn, Pennsylvania 19312, and is employee-owned. Turner has been providing investment advisory services to clients such as pension funds, foundations, public companies, other asset managers, financial advisors, and individuals since 1990.

Day-to-day management of the portion of the Diversified Equity Fund managed by Turner is the responsibility of its Core Growth Equity Investment Team, which is led by Robert E. Turner with co-managers Mark D. Turner, Robb J. Parlanti and Halie W. O’Shea. Robert E. Turner is Chairman and Chief Investment Officer of Turner and co-founded Turner in 1990. He was previously Senior Investment Manager with Meridian Investment Company, and has 29 years of investment experience. Mark D. Turner is President and Senior Portfolio Manager/Security Analyst of Turner, and co-founded Turner in 1990. He was previously Vice President and Senior Portfolio Manager with First Maryland Asset Management, and has 28 years of investment experience. Mr. Parlanti, Senior Portfolio Manager/Security Analyst, joined Turner in 1993. He was previously Assistant Vice President and Portfolio Manager at PNC Bank, and has 23 years of investment experience. Ms.

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O’Shea, Portfolio Manager/Security Analyst, joined Turner in 2003. She was previously an Equity Research Associate with Janney Montgomery Scott, and has 17 years of investment experience.

Discussions regarding the bases for the Board of Trustees’ approvals of CCMA’s sub-advisory agreements with AMBS, SKBA and Turner are available in the CCMA-Advised Funds’ Annual Report for the fiscal period ended September 30, 2009. A discussion regarding the basis for the Board of Trustees’ approval of CCMA’s sub-advisory agreement with Freeman is available in the CCMA-Advised Funds’ Semi-Annual Report for the fiscal period ended March 31, 2009.

SOCIALLY RESPONSIBLE EQUITY FUND

SKBA. SKBA currently serves as sub-adviser to the Socially Responsible Equity Fund. Information about SKBA is included above under “Opportunistic Value Fund.”

The strategy team for the Socially Responsible Equity Fund includes Andrew W. Bischel, Kenneth J. Kaplan, Josh J. Rothe, Matthew D. Zuck and Shelley H. Mann. Information about these individuals is included above under “Opportunistic Value Fund.”

A discussion regarding the basis for the Board of Trustees’ approval of CCMA’s sub-advisory agreement with SKBA is available in the CCMA-Advised Funds’ Annual Report for the fiscal year ended September 30, 2009.

ALL FUNDS

Under current law, the appointment of a new sub-adviser generally would require the approval of a Fund’s shareholders. However, the Trust has received an exemptive order from the SEC. Although CNAM does not currently intend to retain any sub-advisers for the Money Funds, this order would permit CNAM, subject to certain conditions required by the SEC, to retain, terminate or replace a sub-adviser to any of the Money Funds with the approval of the Board of Trustees, but without obtaining shareholder approval. Shareholders of a Money Fund will be notified of any change in any such sub-advisers and be provided with information regarding any new sub-adviser. This order also permits CNAM and CCMA, subject to certain conditions required by the SEC, to add a sub-adviser or replace any unaffiliated sub-adviser to their respectively managed Funds with a new unaffiliated, third-party sub-adviser with the approval of the Board of Trustees, but without obtaining shareholder approval. Shareholders of an Equity Fund, the Multi-Asset Fund, a Bond Fund and a CCMA-Advised Fund, however, would be notified of any change in any of the sub-advisers and be provided with information regarding the new sub-adviser. This exemption would not apply to any sub-adviser affiliated with CNAM or CCMA, such as AMBS, RCB, and SKBA.

An order from the SEC granting this exemption benefits shareholders by enabling the Funds to operate in a less costly and more efficient manner. CNAM and CCMA have the ultimate responsibility to monitor any sub-advisers and recommend their hiring, termination and replacement. CNAM and CCMA may also terminate any sub-adviser and assume direct responsibility for the portfolio management of that Fund with the approval of the Board of Trustees, but without obtaining shareholder approval.

ADMINISTRATOR

SEI Investments Global Funds Services (the “Administrator”) serves as administrator and fund accountant to the Funds. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

DISTRIBUTOR

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ distributor pursuant to a distribution agreement with the Funds. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.

DISTRIBUTION OF FUND SHARES

The Funds have adopted plans for their Class N, Class R and Class S shares, where applicable, under Rule 12b-1 of the Investment Company Act of 1940, as amended. The plans allow the Money Funds to pay to the Distributor distribution fees of 0.50% of average daily net assets for the sale and distribution of their Class N and Class S shares, and the Equity Funds, the Multi-Asset Fund, the Bond Funds and the CCMA-Advised Funds to pay to the Distributor distribution fees of 0.25% of average daily net assets for the sale and distribution of their Class N shares (0.30% for Class N shares of the High Yield Bond Fund) and for Class R shares of RCB Small Cap Value Fund. The Distributor pays some or all of such distribution fees to broker-dealers and other financial intermediaries (primarily CNB and its affiliates) as compensation for providing distribution-related services. Because the distribution fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any distribution fees it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Institutional Class shares of the Funds, as well as Class E shares of the Opportunistic Value Fund, are not subject to distribution fees under these plans.

SHAREHOLDER SERVICING FEES

The Funds are subject to shareholder service agreements that allow each Fund to pay fees to CNB and its affiliates

CNI CHARTER FUNDS | PAGE 80

for non-distribution services provided to Institutional Class (CNAM-Advised Funds), Class N, Class S (Money Funds only) and Class R (RCB Small Cap Value Fund only) shareholders. Because these fees are paid out of the Funds’ assets (continuously for Institutional Class shares), over time these fees will increase the cost of your investment. Shareholder servicing fees under the agreements, as a percentage of average daily net assets, are 0.25% for Institutional Class, Class N, Class S and Class R shares of the Funds. Class E shares of the Opportunistic Value Fund and Institutional Class shares of the CCMA-Advised Funds are not subject to shareholder servicing fees.

For the fiscal year ending September 30, 2009, affiliates of CNAM, voluntarily waived 0.20% in distribution fees and 0.06% in shareholder servicing fees for Class N shares and 0.06% in shareholder servicing fees for Class S shares of Prime Money Fund; 0.20% in distribution fees and 0.06% in shareholder servicing fees for Class N shares and 0.06% in shareholder servicing fees for Class S shares of Government Money Fund; 0.20% in distribution fees and 0.07% in shareholder servicing fees for Class N shares and 0.07% in shareholder servicing fees for Class S shares of California Money Fund; and 0.32% in distribution fees and 0.25% in shareholder servicing fees for Class R Shares of RCB Small Cap Value Fund. Each of these waivers continues in effect as of the date of this Prospectus but may be terminated at any time.

CNI CHARTER FUNDS | PAGE 81

how to buy, sell and exchange shares

Here are the details you should know about how to purchase, sell (sometimes called “redeem”) and exchange shares.

GENERAL INFORMATION

Shares of the CNAM-Advised Funds are offered only through approved broker-dealers or other financial institutions (each an “Authorized Institution”). Your Authorized Institution is responsible for maintaining your individual account records, processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the CNAM-Advised Funds’ Summary Prospectuses. You will also generally have to address your correspondence or questions regarding the CNAM-Advised Funds to your Authorized Institution.

Class R shares of the RCB Small Cap Value Fund are offered through the Fund as well as through Authorized Institutions.

Shares of the CCMA-Advised Funds are offered through the CCMA-Advised Funds and through financial institutions and financial professionals.

Shares of the Balanced Fund are no longer offered, either for purchase or in exchange for shares of other series of the Funds. Existing holders of Institutional Class shares of the Balanced Fund are permitted to continue to exchange into Institutional Class shares of other Funds.

PRICING OF FUND SHARES

How and when we calculate each Fund’s net asset value per share (“NAV”) determines the price at which you will buy or sell shares. We calculate the NAV once each day at the following times:

•	Prime Money Fund and Government Money Fund – Usually at 4:30 p.m. Eastern time.

•
Equity Funds, Multi-Asset Fund, Bond Funds and CCMA-Advised Funds – As of the close of trading on the New York Stock Exchange (the “NYSE”). The NYSE usually closes at 4:00 p.m. Eastern time on weekdays, except for holidays.

•	California Money Fund – Usually at 2:00 p.m. Eastern time.

Shares of the Equity Funds and Bond Funds may be purchased or sold on any day that the NYSE is open for business. Shares of the Money Funds may be purchased or sold on any day that the NYSE and the Federal Reserve are open for business. The Funds reserve the right to open for business on days the NYSE is closed but the Federal Reserve Bank of New York is open. Shares of a CNAM-Advised Fund, however, cannot be purchased or sold by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. On any business day when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the securities markets close early, each Money Fund and Bond Fund reserves the right to close at or prior to the closing time recommended by SIFMA. If a Money Fund or Bond Fund does so, it will not grant same business day credit for purchase and redemption orders received after the Money Fund’s or Bond Fund’s closing time and credit will be given on the next business day.

In the case of the CNAM-Advised Funds, if your Authorized Institution receives your purchase, redemption or exchange order from you on a business day, redemption or exchange order from you before 4:30 p.m. Eastern time for the Prime Money Fund and the Government Money Fund, before 2:00 p.m. Eastern time for the California Money Fund, and before the close of trading on the NYSE for the Equity Funds, the Multi-Asset Fund and the Bonds Funds, we will price your order at that day’s NAV. If your Authorized Institution receives your order on a business day from you after these times, we will price your order at the next day’s NAV. In some cases, however, you may have to transmit your request to your Authorized Institution by an earlier time in order for your request to be effective on the day of transmittal. This allows your Authorized Institution time to process your request and transmit it to the appropriate CNAM-Advised Fund before the trading deadline.

In the case of the CCMA-Advised Funds, as long as a CCMA-Advised Fund or its agent receives your purchase, redemption or exchange request in good order before the close of regular session trading on the NYSE, your shares will be considered to be received that day and your shares will be purchased at that day’s NAV. Otherwise, your purchase order will be considered to be received the next business day, and your shares will be purchased at the next day’s NAV. “In good order” means that the CCMA-Advised Funds have received and processed your account application and have received all required information and documentation, including the information described under “Customer Identification and Verification” and “Anti-Money Laundering Program” below and any required signature guarantees. To ensure that your request is in good order, follow the directions for purchasing shares as described under “How to Buy Shares” for the CCMA-Advised Funds. You will begin earning dividends on the next business day after your purchase order is executed.

CALCULATION OF NAV

NAV for one share of a class of a Fund is the value of that share’s portion of the net assets (i.e., assets less liabilities) attributable to that class of that Fund. Shares of each Money Fund are priced at NAV, which is expected to remain constant at $1.00. We calculate the NAV of each class of each Fund by dividing the total net value of the assets attributable to the class by the number of outstanding shares of that class. We base the value of each Equity Fund, Bond Fund, CCMA-Advised Fund and the Multi-Asset Fund’s investments on their market values, usually the last price reported for each security before the close of the market that day. A market price may not be available for securities that trade infrequently. In the case of the Money Funds, securities are valued at amortized cost, which is expected to approximate market value.

CNI CHARTER FUNDS | PAGE 82

A market price may not be available for securities that trade infrequently. If market prices are not readily available or considered to be unreliable, fair value prices may be determined by the Funds’ Fair Value Committee. The Fair Value Committee in good faith uses methods approved by and under the ultimate supervision of the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before a Fund calculates its NAV, the Fair Value Committee will determine the security’s fair value. In determining the fair value of a security, the Fair Value Committee will consider the investment manager’s (or the relevant sub-adviser’s) valuation recommendation and information supporting the recommendation, including factors such as the type of security, last trade price, fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant factors. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. Any Fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that Fund determines its net asset value. The Board of Trustees reviews all fair value determinations.

Some of the Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Fund’s shares may be significantly affected on any day when the Fund does not price its shares and when you are not able to purchase or redeem the Fund’s shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined for a Fund, such investments or exchange rates will be valued at their fair value as discussed above.

More details about how we calculate the NAV for each Fund may be found in the SAI for the CNAM-Advised Funds and the SAI for the CCMA-Advised Funds.

HOW TO BUY SHARES

CNAM-Advised Funds – To purchase shares of a CNAM-Advised Fund, you should contact your Authorized Institution and follow its procedures, including acceptable methods of payment and deadlines for receipt by the Authorized Institution of your share purchase instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the CNAM-Advised Funds. A CNAM-Advised Fund may reject any purchase order (generally within one business day) if it is determined that accepting the order would not be in the best interest of the CNAM-Advised Fund or its shareholders.

The following discussion pertains to purchases of Class R shares of the RCB Small Cap Value Fund only:

By Telephone – To open an account by telephone, call 1-888-889-0799 to obtain instructions and a fax number to which you should send your completed account application. We will establish your account and contact you with your new account number. After you have obtained an account number, you may instruct your bank to wire the amount of your investment to (your bank may charge a fee to wire money):

Citibank, NA
New York, New York
ABA # 021000089
for credit to: Citigroup Fund Services, LLC
Account # 30576692
Re: RCB Small Cap Value Fund
[Your name]
[Your account number]

By Mail – To open an account by mail, please send to us your completed account application, together with a check made payable to:

CNI Charter Funds
P.O. Box 182218
Columbus, OH 43218-221

Or, for overnight mailings:

CNI Charter Funds
3435 Stelzer Road
Columbus, OH 43219

All investments must be made by check, Automated Clearing House (“ACH”) or wire. All checks must be made payable in U.S. dollars and must be drawn on U.S. financial institutions. Checks must be made payable to CNI Charter Funds. The RCB Small Cap Value Fund does not accept purchases made by third party check, credit card check, cash or cash equivalents, including money orders, cashier’s checks, bank drafts and traveler’s checks.

Through Your Authorized Institution – You may also purchase Class R shares of the RCB Small Cap Value Fund through an Authorized Institution. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the RCB Small Cap Value Fund. Consult a representative of your Authorized Institution for further information.

You may also purchase Class R shares of the RCB Small Cap Value Fund by wire. Contact your Authorized Institution to make a Federal Funds wire payment. Your Authorized Institution may charge a fee for this service. Consult a representative of your Authorized Institution for further information.

Through ACH – You may also purchase additional Class R shares through ACH, which is an electronic transfer of money from a checking or savings account. When you make

CNI CHARTER FUNDS | PAGE 83

an additional purchase by telephone, the transfer agent will automatically debit your pre-designated bank account for the desired amount. Call 1-888-889-0799 to request an ACH transaction.

CCMA-Advised Funds – There are three ways to purchase shares of the CCMA-Advised Funds:

By Mail – To open a new account, complete and sign an application. Applications are available at www.CNICharter-CCMA.com or can be requested by calling 1-800-445-1341. Make your check payable to the CCMA-Advised Fund in which you choose to invest. The check must be drawn on a U.S. bank and payable in U.S. dollars. You will be required to include your full name, permanent street address, date of birth and taxpayer identification number. Send your completed application and check to:

Regular Mail:

CNI Charter Funds
P.O. Box 182218
Columbus, OH 43218-2218

Overnight Delivery:

CNI Charter Funds
3435 Stelzer Road
Columbus, OH 43219

To add to an existing account, make your check payable to the CCMA-Advised Fund in which you choose to invest. The check must be drawn on a U.S. bank. Please include your account number on the check and send your check to:

Regular Mail:

CNI Charter Funds
P.O. Box 182218
Columbus, OH 43218-2218

Overnight Delivery:

CNI Charter Funds
3435 Stelzer Road
Columbus, OH 43219

By Bank Wire – If you are making an initial investment in a CCMA-Advised Fund, before you wire funds, please call us at 1-800-445-1341 to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. You may then contact your bank to initiate the wire using the following wire instructions:

Citibank, N.A.
New York, NY
ABA #021000089
For Credit To:
Citigroup Global Transaction Services LLC Account Number: 30576692
Further Credit: Mutual Fund Name
Shareholder name and account number

If you wish to add to an existing account by Federal Funds wire payment, please call us at 1-800-445-1341, during business hours, to advise of your intent to wire funds. This will ensure prompt and accurate credit to your account upon receipt of your wire. You may also make additional purchases via Electronic Funds Transfer from your checking/savings account if you elected the option on your account application. In order to participate in this option, your bank must be a member of the ACH network. Amounts sent by wire or electronic funds must be received by 4:00 p.m., Eastern time, in order to buy shares that day.

The CCMA-Advised Funds do not impose charges for wire services, but your bank may impose such charges. The CCMA-Advised Funds and Citigroup are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire System, or from incomplete wiring instructions.

Through a Financial Institution or Financial Professional. You may also purchase shares of the CCMA-Advised Funds through your financial institution or financial professional. Your financial institution or financial professional may establish higher minimum investment requirements than the CCMA-Advised Funds and may charge a fee for its services, in addition to the fees charged by the CCMA-Advised Funds. Consult your financial institution or financial professional for further information.

The CCMA-Advised Funds reserve the right to reject any purchase request, including a purchase request that may disrupt a CCMA-Advised Fund’s operation or performance as described below under “Customer Identification and Verification” and “Anti-Money Laundering Program.” The CCMA-Advised Funds will not be responsible for any loss of potential investment gains resulting from your inability to invest in a CCMA-Advised Fund because of the CCMA-Advised Fund’s rejection of a purchase request based on the CCMA-Advised Fund’s obligation to deter money laundering under Federal law or the CCMA-Advised Fund’s determination that the purchase request will disrupt the CCMA-Advised Fund’s operation. When the CCMA-Advised Funds reject a purchase request, the funds received from the shareholder or account applicant will not be invested in the CCMA-Advised Funds. Instead, a check from the CCMA-Advised Funds for the full amount of the check received by the CCMA-Advised Funds will be returned to the shareholder or account applicant as soon as possible after receipt by the CCMA-Advised Funds’ transfer agent of the purchase request (generally within one business day). The return of funds to a shareholder or account applicant may be delayed as a result of the CCMA-Advised Funds’ compliance with Federal law relating to money laundering.

The CCMA-Advised Funds do not accept payment in cash or money orders. The CCMA-Advised Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the CCMA-Advised Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

The CCMA-Advised Fund’s transfer agent may charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the CCMA-Advised Funds, for any payment that

CNI CHARTER FUNDS | PAGE 84

is returned. It is the policy of the CCMA-Advised Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The CCMA-Advised Funds reserve the right to reject any application.

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. The CCMA-Advised Funds may return investments received without a certified taxpayer identification number.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. While non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence, the RCB Small Cap Value Fund will not accept investments by non-U.S. persons for Class R shares under any circumstances.

HOW TO SELL SHARES

CNAM-Advised Funds – You may sell your shares only through your Authorized Institution. To sell shares of a CNAM-Advised Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the CNAM-Advised Funds.

Normally, the CNAM-Advised Funds will make payment on your redemption request as promptly as possible after receiving your request, but it may take up to seven business days.

The CNAM-Advised Funds generally pay sale (redemption) proceeds in cash. However, under conditions where cash redemptions are detrimental to a CNAM-Advised Fund and its shareholders, the Fund reserves the right to make redemptions in readily marketable securities rather than cash (a “redemption in kind”). If your shares were ever redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would be subject to market exposure on securities received from a CNAM-Advised Fund until you sold them.

The CNAM-Advised Funds may suspend redemptions or postpone payments of redemption proceeds for more than seven days during any period when the NYSE is closed for other than customary weekends or holidays; trading on the NYSE is restricted; there are emergency circumstances as determined by the SEC; or the SEC has by order permitted such suspension to protect shareholders of a CNAM-Advised Fund.

The following discussion pertains to redemptions of Class R shares of the RCB Small Cap Value Fund only:

By Mail – To redeem shares by mail, prepare a written request including:

•	Your name(s) and signature(s);

•	The name of the Fund (RCB Small Cap Value Fund) and your account number;

•	The dollar amount or number of shares you want to redeem;

•	How and where to send your proceeds;

•	A signature guarantee, if required (see “Signature Guarantee Requirements” below); and

•	Any other required documentation, such as corporate resolutions or trust documents.

Mail your request and documentation to us (see the discussion of Class R shares under “How to Buy Shares” above).

By Wire – You may only request payment of your redemption proceeds by wire if you have previously elected wire redemption privileges on your account application or a separate form. Wire requests are only available if your redemption is for $5,000 or more.

To request a wire redemption, mail us your request (see the discussion of Class R shares under “How to Buy Shares” above) or call us with your request (see “By Telephone” below). If you wish to make your wire request by telephone, however, you must have previously elected telephone redemption privileges on your account application or a separate form. Telephone redemptions are not available for IRA accounts.

By Telephone – You may only request payment of your redemption proceeds by telephone if you have previously elected telephone redemption privileges on your account application or a separate form. Telephone redemptions are not available for IRA accounts.

To redeem shares by telephone, call us with your request at 1-888-889-0799. You will need to provide your account number and the exact name(s) in which the account is registered. We may also require a password or additional forms of identification.

Your proceeds will be mailed to you or wired to you (if you have elected wire redemption privileges – see “By Wire” above).

Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statement and transaction confirmations that you receive. The RCB Small Cap Value Fund will not be responsible for any losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller’s identity.

Redemptions Through Authorized Institutions – If you hold shares through an Authorized Institution, you must redeem your shares through that Authorized Institution. Contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your Class R share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the RCB Small Cap Value Fund.

Systematic Withdrawal Plan – If you own shares of the RCB Small Cap Value Fund with an aggregate value of at least

CNI CHARTER FUNDS | PAGE 85

$10,000, you may make regular withdrawals from your account once a month or once a quarter on a specified date. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account. Systematic withdrawals must be for at least $100.

To set up periodic withdrawals, complete the “Systematic Withdrawal Plan” section on your account application and mail it to us with a voided check, if applicable, for the account into which you would like the withdrawal proceeds deposited. These payments are sent from your account to a designated bank account by ACH payment. To redeem your shares using ACH payments, call us at 1-888-889-0799.

CCMA-Advised Funds – You may redeem some or all of your shares on any day the NYSE is open for regular session trading. The CCMA-Advised Funds ordinarily pay redemption proceeds on the business day following the sale for your shares. However, the CCMA-Advised Funds reserve the right to make payment within seven days of the redemption request. Redemption proceeds will be sent to you via check to your address of record or will be wired to the bank via the instructions on your account. There are three ways to redeem your shares:

By Mail – Complete a written redemption request that includes the CCMA-Advised Fund’s name, your account number, each account owner’s name and address, the dollar amount or number of shares to be sold, and the signature of each owner as it appears on the account. Send the written request to:

Regular Mail:

CNI Charter Funds
P.O. Box 182218
Columbus, OH 43218-2218

Overnight Delivery:

CNI Charter Funds
3435 Stelzer Road
Columbus, OH 43219

By Telephone – You must make arrangements to redeem by telephone prior to the redemption. Please call us at 1-800-445-1341 for more information or to redeem during regular business hours. Please be sure to furnish your taxpayer identification number.

Through a Financial Institution or Financial Professional – Contact your financial institution or financial professional for more information. Redemption requests must be received by your financial institution or financial professional before 4:00 p.m., Eastern time. Your financial institution or financial professional may charge you transaction fees and additional amounts in return for its services.

As long as the CCMA-Advised Funds or their agents receive your redemption request in good order before the close of regular trading on the NYSE (usually 4:00 p.m., Eastern time), your shares will be sold at that day’s NAV. A redemption request is in good order if it includes all of the required information listed above and the CCMA-Advised Funds have a completed application on file. If the CCMA-Advised Funds receive your redemption request after the close of regular trading on the NYSE, your redemption request will be executed the next business day, and your shares will be sold at the next day’s NAV. Redemption proceeds may be withheld or delayed as required by anti-money laundering laws and regulations. Shares generally continue earning dividends until the next business day after your trade date.

The CCMA-Advised Funds require a signature guarantee when a redemption request will be payable to anyone other than the account owners of record, mailed to an address other than the address of record, or wired to a bank other than one previously authorized. A signature guarantee is also required in the event that you add wiring instructions to your account after it was initially established.

Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, non-profit or retirement accounts. Please call us at 1-800-445-1341 before attempting to redeem from these types of accounts.

Generally, payment of redemption proceeds will be made to you or sent to your pre-authorized bank account on the day following your redemption. However, the CCMA-Advised Funds reserve the right to send payment within seven days of your request. Additionally, if you have recently purchased shares by check, a CCMA-Advised Fund may withhold redemption proceeds until your purchase check has cleared, which may take up to 15 days from the date of purchase.

The CCMA-Advised Funds may suspend redemptions or postpone payments of redemption proceeds for more than seven days during any period when the NYSE is closed for other than customary weekends or holidays; trading on the NYSE is restricted; there are emergency circumstances as determined by the SEC; or the SEC has by order permitted such suspension to protect shareholders of a CCMA-Advised Fund.

The CCMA-Advised Funds reserve the right to pay redemptions “in kind” – payment of liquid portfolio securities rather than cash – if the amount you are redeeming is large enough to effect a CCMA-Advised Fund’s operation. In these cases, you might incur brokerage costs in converting the securities to cash and will be subject to market exposure until the securities are sold. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

HOW TO EXCHANGE SHARES

You may exchange shares of a Fund for the same class of shares of any other Fund in which you are eligible to invest on any business day. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the NAVs of the relevant Funds next calculated after we receive your exchange request. Please note that Institutional Class shares of the Balanced Fund are no longer available in exchange for Institutional Class shares of the other Funds. Existing holders of Institutional Class shares of the Balanced Fund are permitted to exchange into Institutional Class shares of the other Funds, however.

CNI CHARTER FUNDS | PAGE 86

If you wish to exchange shares of a CNAM-Advised Fund, you should contact your Authorized Institution. Currently, Class E shares of the Opportunistic Value Fund and Class R shares of the RCB Small Cap Value Fund are not exchangeable for any other class of shares of those or any other Funds.

If you wish to exchange between CCMA-Advised Funds, you may transfer investments among existing accounts or you may open a new account to accept the exchange from an existing account. When requesting an exchange between CCMA-Advised Funds, both accounts must be registered in the same name, with the same address and taxpayer identification number. As noted above, the Institutional Class shares of the Balanced Fund are no longer available for exchange. There are three ways to exchange your shares:

By Mail – Send a written request using the procedures for written redemption requests below. No signature guarantee is required. For further information, please call us at 1-800-445-1341.

By Telephone – You must request telephone exchange privileges on your initial account application. To authorize telephone exchanges after establishing your CCMA-Advised Fund account, send a signed written request to:

CNI Charter Funds
P.O. Box 182218
Columbus, OH 43218-2218

To request an exchange, please call us at 1-800-445-1341. Shares exchanged by telephone must have a value of $1,000 or more. Exchange instructions must be received before 4:00 p.m., Eastern time.

Through a Financial Institution or Financial Professional – Exchange instructions must be received before 4:00 p.m., Eastern time. Contact your financial institution or financial professional for more information. Your financial institution or financial professional may charge you transaction fees and additional amounts in return for its services.

LOST ACCOUNTS

CCMA-Advised Funds and RCB Small Cap Value Fund (Class R only) – A Fund will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Fund determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or returned checks will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance. Unclaimed accounts may be subject to state escheatment laws, and no Fund (or its transfer agent) will be liable to the shareholders or their representatives for compliance with those laws in good faith.

ADDITIONAL INFORMATION ABOUT TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to exchange or sell shares by telephone rather than by mail. To prevent unauthorized transactions in your account, the Funds or their services providers, as applicable, will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, neither the Funds nor their service providers will be liable for any loss, liability, cost or expense arising from unauthorized or fraudulent telephone instructions. Because you may be responsible for unauthorized telephone requests, you should verify the accuracy of each telephone transaction as soon as you receive your account statement and you should take precautions to keep confidential your account number and tax identification number.

ADDITIONAL INFORMATION ABOUT

CLASS R OF RCB SMALL CAP VALUE FUND

Automatic Investment Plan – If you have a checking or savings account with a bank, thrift or savings and loan, you may establish an Automatic Investment Plan for Class R shares of the RCB Small Cap Value Fund. You may then begin regularly scheduled investments of at least $100 per month through automatic deductions from your checking or savings account. To participate in the Automatic Investment Plan, complete the appropriate section on your account application form.

Sales Charges – Class R shares of the RCB Small Cap Value Fund are sold subject to a front-end sales charge. The offering price of Class R shares is the NAV next calculated after the Fund receives your request, plus the front-end sales charge. The sales charge declines with the size of your purchase, as shown below:
Your Investment	As a Percentage of Offering Price	As a Percentage of Your Net Investment
Less than $50,000	3.50%	3.63%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $200,000	2.50%	2.56%
$200,000 but less than $300,000	2.00%	2.04%
$300,000 but less than $500,000	1.00%	1.01%
$500,000 or more	None	None

Reduced Sales Charges

Rights of Accumulation – In calculating the appropriate sales charge rate, you may add the value of the Class R shares you already own to the amount that you are currently purchasing. The RCB Small Cap Value Fund will combine the value of your current purchases with the current value of any Class R shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv)

CNI CHARTER FUNDS | PAGE 87

your minor children’s trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class R shares purchased previously that were sold subject to a sales charge. As a result, Class R shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children’s ages). The Fund may amend or terminate this right of accumulation at any time.

Letter of Intent – You may purchase Class R shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class R shares of the RCB Small Cap Value Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class R shares sold subject to a sales charge. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Combined Purchase/Quantity Discount Privilege – When calculating the appropriate sales charge rate, the RCB Small Cap Value Fund will combine same day purchases of Class R shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class R shares you purchase with a Letter of Intent.

Waivers of Sales Charges

Affiliates – The front end sales charge will be waived on Class R shares bought by: (i) officers, trustees, directors and full time employees of CNI Charter Funds, RCB, CNAM, the Fund’s Distributor, affiliates of such companies, and their family members; (ii) institutions, their employees and individuals who are direct investment advisory clients of RCB or CNAM and their family members; (iii) registered representatives and employees of firms which have sales agreements with the Fund’s Distributor; (iv) investment advisors, financial planners or other intermediaries who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services; (v) clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediaries on the books and records of the broker or agent; (vi) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts”; (vii) foundations, endowments and other organizations exempt from taxation under Section 501(c)(3) of the Internal Revenue Code; (viii) paid subscribers to electronic or other financial media services which have an association with RCB or CNAM, their principals and officers; (ix) investors who purchase shares with redemption proceeds of another mutual fund within 60 days of such redemption, provided that the investors paid a sales charge on the original shares redeemed; and (x) such other persons who are determined to have acquired shares under circumstances not involving any sales expense to the RCB Small Cap Value Fund or the Distributor.

If an investor qualifies for a waiver of front end sales charge, the investor should complete the appropriate portion of the application identifying the reasons why the investor falls under any of the preceding provisions. When making a purchase at NAV pursuant to provision (viii), investors who qualify for such purchases should clearly identify the services to which they subscribe and their subscriber number in the “Reduced Sales Charges” section of the RCB Small Cap Value Fund’s Account Application. In addition, when making a purchase at NAV pursuant to provision (ix), the investor should forward to us either (a) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund, or (b) a copy of the confirmation from the other fund showing the redemption transaction. Existing Class R shareholders of the Fund who qualify for this privilege should call the Fund at 1-888-889-0799 for instructions on how to make subsequent purchases of Class R shares at net asset value.

Investors who qualify to buy Class R shares at net asset value may be charged a fee by their Authorized Institution if they effect transactions in the Fund’s shares through an Authorized Institution.

Reinvestment – If you redeem your Class R shares, you may reinvest into Class R shares all or any part of the proceeds of your redemption within 90 days from the date of your redemption without being subject to a sales charge. To take advantage of this option, you must inform us of your intent within 90 days of the date of your redemption.

General Information About Sales Charges

Your Authorized Institution is paid a commission when you buy your shares and is paid a distribution fee as long as you hold your shares. Your Authorized Institution may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions, including brokerage firms affiliated with RCB or CNAM, may

CNI CHARTER FUNDS | PAGE 88

be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities laws. The RCB Small Cap Value Fund makes available without charge this Prospectus, including the information regarding sales charges and reductions and waivers of such charges, on its website, at www.cnicharterfunds.com, under the “View Prospectus” link.

SIGNATURE GUARANTEE REQUIREMENTS

To protect you and the RCB Small Cap Value Fund against fraud, signatures on certain requests must have a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

•	Redemption requests for $50,000 or more;

•	Changes to a shareholder’s record name;

•	Redemption from an account for which the address or account registration has changed within the last 30 days;

•	Sending proceeds to any person, address, brokerage firm or bank account not on record;

•	Sending proceeds to an account with a different registration (name or ownership) from yours; and

•	Changes to telephone or wire redemption privileges and adding or changing bank instructions.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds’ Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Funds discourage short-term or other excessive trading (such as market timing) into and out of the Funds because such trading may harm performance by disrupting portfolio management strategies and by increasing expenses. The Funds do not accommodate frequent purchases and redemptions of Fund shares, other than the Money Funds, and reserve the right to reject or cancel (generally within one business day of receipt of the purchase order) without any prior notice, any purchase or purchase portion of any exchange order, including transactions representing excessive trading and, as applicable, transactions accepted by any shareholder’s Authorized Institution.

Money market funds are generally not effective vehicles for market timing activity since these types of funds seek to maintain a constant NAV of $1.00. In addition, the risks of frequent trading are not generally applicable to money market funds because they are cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as bank sweep vehicles (as the Money Funds are used), which generally eliminates the potential for disruptive trading. However, a money market fund may be used in conjunction with an exchange with a non-money market fund in order to facilitate market timing activity in the non-money market fund. With respect to exchanges between a Money Fund and any other non-money market Fund, frequent trading will be monitored in conjunction with the Funds’ frequent trading procedures as described below. The Money Funds reserve the right to reject or cancel (generally within one business day) without any prior notice, any purchase or purchase portion of any exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s Authorized Institution. A Money Fund may exercise such right in the event the Money Fund determines that a purchase or exchange order is disruptive to the portfolio management of the Money Fund or any other Fund.

The transfer agents for the Funds have procedures in place designed to detect and prevent market timing activity. CNAM and CCMA also participate in the enforcement of the Funds’ market timing prevention policy by monitoring transaction activity in the Funds. CNAM, CCMA and the transfer agents currently monitor for various patterns in trading activity in client accounts, including omnibus accounts, such as a purchase and sale of shares of a Fund (a “round trip”) within 30 days, multiple round trips within several months, and four exchanges per quarter. These parameters are subject to change.

Shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent excessive trading, there is no guarantee that the Funds or their transfer agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries. However, the Funds do attempt to review excessive trading at the omnibus level and work with each intermediary in enforcing the Funds’ policies and procedures if suspicious activity is detected. In addition, the Distributor has received assurances from each financial intermediary which sells shares of the Funds that it has procedures in place to monitor for excessive trading. If the Funds or their service providers find what they believe may be market timing activity in an omnibus account with respect to the Funds, they will contact management of the Funds, who will review the activity and determine what action, if any, the Funds will take. Possible actions include contacting the financial intermediary and requesting assistance in identifying shareholders who may be engaging in market timing activity, and restricting or rejecting future purchase or exchange orders with respect to shareholders found to be engaging in such activity. There are no assurances that the Funds or their service providers will successfully identify all omnibus accounts engaged in excessive trading, or that intermediaries will properly administer their excessive trading monitoring policies. If you invest in the Funds through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.

CNI CHARTER FUNDS | PAGE 89

COMPLIANCE WITH APPLICABLE CUSTOMER IDENTIFICATION, VERIFICATION, AND ANTI-MONEY LAUNDERING REQUIREMENTS

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: when you open an account, you will be asked to provide certain information, which includes your name, address, date of birth, and other information that will serve as a basis to establish your identity. This information is subject to verification. The Funds are required by law to reject your investment if the required identifying information is not provided.

In certain instances, a Fund, or an Authorized Institution on behalf of a Fund, may be required to collect documents to pursuant to certain applicable legal obligations. Documents provided in connection with your application will be used solely to establish and verify your identity. Attempts to collect missing information required on the application will be performed by contacting you or, if applicable, your broker or Authorized Institution. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined after receipt of your application in proper form. However, a Fund reserves the right to close your account if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of a Fund. If a Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until clearance of your original check. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CNI CHARTER FUNDS | PAGE 90

dividends and taxes

DIVIDENDS

Money Funds. The Money Funds will declare dividends each day the NAV is calculated, pay dividends monthly, and pay net capital gains, if any, at least once a year. Following their fiscal year end (September 30), the Money Funds may make additional distributions to avoid the imposition of taxes. Your dividends begin to accrue on the day of purchase for shares bought before 4:30 p.m. Eastern time for the Prime Money Fund and the Government Money Fund, and before 2:00 p.m. Eastern time for the California Money Fund. Your dividends begin to accrue on the following day for shares purchased after these cut-off times. The Money Funds will not credit you with dividends for shares on the day you sell them.

Equity Funds and Multi-Asset Fund. The Large Cap Growth Fund, the Large Cap Value Fund, the Multi-Asset Fund and the Opportunistic Value Fund will declare and distribute investment income, if any, quarterly as a dividend to shareholders. The RCB Small Cap Value Fund will declare and distribute investment income, if any, annually as a dividend to shareholders. The Equity Funds and the Multi-Asset Fund make distributions of capital gains, if any, at least annually. If you own Equity Fund or Multi-Asset Fund shares on the Equity Fund’s or the Multi-Asset Fund’s record date, you will be entitled to receive the distribution.

Bond Funds. The Corporate Bond Fund, the Government Bond Fund, the California Tax Exempt Bond Fund and the High Yield Bond Fund will declare investment income daily and distribute it monthly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on a Bond Fund’s record date, you will be entitled to receive the distribution.

CCMA-Advised Funds. The Limited Maturity Fixed Income Fund and the Full Maturity Fixed Income Fund will declare and distribute investment income, if any, monthly as a dividend to shareholders. The Balanced Fund, the Diversified Equity Fund and the Socially Responsible Equity Fund will declare and distribute investment income, if any, quarterly as a dividend to shareholders. The CCMA-Advised Funds make distributions of capital gains, if any, at least annually. If you own CCMA-Advised Fund shares on an CCMA-Advised Fund’s record date, you will be entitled to receive the distribution.

Following their fiscal year end (September 30), the Funds may make additional distributions to avoid the imposition of a tax.

Each Fund will automatically reinvest your dividends and capital gains distributions in additional full or fractional shares, unless you instruct your Authorized Institution or the Fund, as applicable, in writing prior to the date of the dividend or distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your written notice is received. To cancel your election, please send your written notice to your Authorized Institution or the Fund, as applicable. Proceeds from dividends or distributions will normally be wired on the business day after dividends or distributions are credited to your account.

TAXES

The following discussion is very general. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a Fund.

You will generally have to pay federal income taxes, as well as any state and local taxes, on distributions received from a Fund. If you sell Fund shares or exchange them for shares of another Fund, it is generally considered a taxable event. If, however, you sell or exchange shares of a Money Fund, you generally will not have any gain or loss on the sale or exchange so long as the Money Fund in which you invest maintains an NAV of $1.00. The following table summarizes the tax status to you of certain transactions related to the Funds:

TRANSACTION	FEDERAL TAX STATUS
Redemption or exchange of shares	Usually capital gain or loss; long term only if shares owned more than one year
Distributions of net capital gain (excess of net long-term capital gain over net short-term capital loss)	Long-term capital gain
Ordinary dividends (including distributions of net short-term capital gain)	Ordinary income; certain dividends potentially taxable at long-term capital gain rates
Exempt-interest dividends	Exempt from regular federal income tax

Distributions of net capital gain are taxable to you as long-term capital gain regardless of how long you have owned your shares. Certain dividends may be treated as “qualified dividend income,” which for noncorporate shareholders is taxed at reduced rates for taxable years beginning before January 1, 2011. “Qualified dividend income” generally is income derived by a Fund from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends received from foreign corporations may be treated as qualified dividend income if the stock with respect to which the dividends are paid is readily tradable on an established U.S. securities market. A portion of the dividends received from a Fund (but none of the Fund’s capital gain distributions) may qualify for the dividends-received deduction for corporate shareholders.

Most distributions from the California Money Fund and the California Tax Exempt Bond Fund are expected to be exempt-interest dividends, which are exempt from regular federal income tax, but may be subject to state or local income taxes.

CNI CHARTER FUNDS | PAGE 91

Exempt-interest dividends from California municipal securities will also be exempt from California state personal income tax. Some exempt-interest dividends may be subject to the federal alternative minimum tax. The Funds other than the California Money Fund and the California Tax Exempt Bond Fund do not expect to be eligible to distribute any exempt-interest dividends.

You may want to avoid buying shares of a Fund when the Fund is about to declare a dividend or distribution that is not declared on a daily basis, because it will be taxable to you even though it may effectively be a return of a portion of your investment.

A Fund’s dividends and other distributions are generally treated as received by shareholders when they are paid. However, if any dividend or distribution is declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be treated as received by each shareholder on December 31 of the year in which it was declared.

After the end of the year, the Funds will provide you with information about the dividends and distributions you received and any redemptions of shares during the previous year. If you are neither a citizen nor a resident of the United States, certain dividends that you receive from a Fund may be subject to federal withholding tax. To the extent that a Fund’s distributions consist of ordinary dividends or other payments that are subject to withholding, the Fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Most distributions from the California Money Fund and the California Tax Exempt Bond Fund are expected to be exempt-interest dividends, which are not subject to such withholding. Ordinary dividends that are designated by a Fund as “interest-related dividends” or “short-term capital gain dividends” are generally exempt from such withholding for taxable years of the Fund beginning before January 1, 2010.

If you do not provide the Funds with your correct taxpayer identification number and any required certifications, you will be subject to backup withholding at the rate of 28% on your redemption proceeds (except for proceeds from redemptions of Money Fund shares), dividends (including exempt-interest dividends), and other distributions. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

Distributions derived from interest on U.S. government securities (but not distributions of gain from the sale of such securities) may be exempt from certain state and local taxes. Consult your tax adviser for restrictions and details.

More information about taxes is contained in the SAI for the CNAM-Advised Funds and the SAI for the CCMA-Advised Funds.

CNI CHARTER FUNDS | PAGE 92

financial highlights

CNAM-ADVISED FUNDS

The following financial highlights tables are intended to help you understand the CNAM-Advised Funds’ financial performance. Information for the years or periods indicated below has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the CNAM-Advised Funds’ financial statements, are included in the Funds’ 2009 Annual Report (available upon request; see the back cover of this Prospectus). Information presented in the financial highlights tables is for a single CNI Fund share outstanding throughout the period or, if shorter, the period for a CNAM-Advised Fund’s operations. The total return figures in the tables represent the rate an investor would have earned (or lost) on an investment in the CNAM-Advised Fund (assuming reinvestment of all dividends and distributions).

	Prime Money Fund – Institutional Class

	Year ended Sept. 30, 2009	Year ended Sept. 30, 2008	Year ended Sept. 30, 2007	Year ended Sept. 30, 2006	Year ended Sept. 30, 2005
Net Asset Value Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.005	0.030	0.047	0.041	0.021
Total from Operations	0.005	0.030	0.047	0.041	0.021
Dividends from Net Investment Income	(0.005)	(0.030)	(0.047)	(0.041)	(0.021)
Total Dividends	(0.005)	(0.030)	(0.047)	(0.041)	(0.021)
Net Asset Value End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.46%	3.01%	4.85%	4.17%	2.10%
Net Assets End of Period (000s)	$543,326	$532,931	$438,639	$388,171	$332,393
Ratio of Expenses to Average Net Assets(1)	0.44%	0.58%	0.59%	0.59%	0.60%
Ratio of Net Investment Income to Average Net Assets	0.46%	2.90%	4.74%	4.12%	2.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.65%	0.58%	0.60%	0.60%	0.61%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

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	Prime Money Fund – Class N

	Year ended Sept. 30, 2009	Year ended Sept. 30, 2008	Year ended Sept. 30, 2007	Year ended Sept. 30, 2006	Year ended Sept. 30, 2005
Net Asset Value Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.003	0.027	0.045	0.039	0.019
Total from Operations	0.003	0.027	0.045	0.039	0.019
Dividends from Net Investment Income	(0.003)	(0.027)	(0.045)	(0.039)	(0.019)
Total Dividends	(0.003)	(0.027)	(0.045)	(0.039)	(0.019)
Net Asset Value End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.33%	2.78%	4.62%	3.94%	1.87%
Net Assets End of Period (000s)	$656,769	$1,123,900	$870,537	$640,366	$312,452
Ratio of Expenses to Average Net Assets(1)	0.61%	0.80%	0.81%	0.81%	0.82%
Ratio of Net Investment Income to Average Net Assets	0.39%	2.65%	4.52%	3.95%	1.94%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.15%	1.08%	1.10%	1.10%	1.11%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

	Prime Money Fund – Class S

	Year ended Sept. 30, 2009	Year ended Sept. 30, 2008	Year ended Sept. 30, 2007	Year ended Sept. 30, 2006	Year ended Sept. 30, 2005
Net Asset Value Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.002	0.025	0.043	0.037	0.017
Total from Operations	0.002	0.025	0.043	0.037	0.017
Dividends from Net Investment Income	(0.002)	(0.025)	(0.043)	(0.037)	(0.017)
Total Dividends	(0.002)	(0.025)	(0.043)	(0.037)	(0.017)
Net Asset Value End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.23%	2.57%	4.41%	3.73%	1.67%
Net Assets End of Period (000s)	$372,762	$633,815	$620,195	$324,353	$203,502
Ratio of Expenses to Average Net Assets(1)	0.73%	1.00%	1.01%	1.01%	1.02%
Ratio of Net Investment Income to Average Net Assets	0.28%	2.54%	4.32%	3.74%	1.70%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.15%	1.08%	1.10%	1.10%	1.11%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

CNI CHARTER FUNDS | PAGE 94

	Government Money Fund – Institutional Class

	Year ended Sept. 30, 2009	Year ended Sept. 30, 2008	Year ended Sept. 30, 2007	Year ended Sept. 30, 2006	Year ended Sept. 30, 2005
Net Asset Value Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.003	0.027	0.047	0.040	0.020
Total from Operations	0.003	0.027	0.047	0.040	0.020
Dividends from Net Investment Income	(0.003)	(0.027)	(0.047)	(0.040)	(0.020)
Total Dividends	(0.003)	(0.027)	(0.047)	(0.040)	(0.020)
Net Asset Value End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.27%	2.72%	4.77%	4.08%	2.05%
Net Assets End of Period (000s)	$123,863	$100,674	$47,858	$52,782	$32,039
Ratio of Expenses to Average Net Assets(1)	0.36%	0.59%	0.60%	0.60%	0.61%
Ratio of Net Investment Income to Average Net Assets	0.26%	2.62%	4.67%	4.11%	1.97%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.65%	0.59%	0.61%	0.61%	0.62%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

	Government Money Fund – Class N

	Year ended Sept. 30, 2009	Year ended Sept. 30, 2008	Year ended Sept. 30, 2007	Year ended Sept. 30, 2006	Year ended Sept. 30, 2005
Net Asset Value Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.002	0.025	0.044	0.038	0.018
Total from Operations	0.002	0.025	0.044	0.038	0.018
Dividends from Net Investment Income	(0.002)	(0.025)	(0.044)	(0.038)	(0.018)
Total Dividends	(0.002)	(0.025)	(0.044)	(0.038)	(0.018)
Net Asset Value End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.19%	2.49%	4.54%	3.86%	1.82%
Net Assets End of Period (000s)	$2,549,147	$3,006,935	$2,291,138	$1,940,602	$1,895,412
Ratio of Expenses to Average Net Assets(1)	0.47%	0.81%	0.82%	0.82%	0.83%
Ratio of Net Investment Income to Average Net Assets	0.21%	2.40%	4.45%	3.78%	1.80%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.13%	1.09%	1.11%	1.11%	1.12%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

CNI CHARTER FUNDS | PAGE 95

	Government Money Fund – Class S

	Year ended Sept. 30, 2009	Year ended Sept. 30, 2008	Year ended Sept. 30, 2007	Year ended Sept. 30, 2006	Year ended Sept. 30, 2005
Net Asset Value Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.001	0.023	0.042	0.036	0.016
Total from Operations	0.001	0.023	0.042	0.036	0.016
Dividends from Net Investment Income	(0.001)	(0.023)	(0.042)	(0.036)	(0.016)
Total Dividends	(0.001)	(0.023)	(0.042)	(0.036)	(0.016)
Net Asset Value End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.12%	2.29%	4.33%	3.65%	1.62%
Net Assets End of Period (000s)	$298,842	$408,747	$321,061	$232,083	$227,905
Ratio of Expenses to Average Net Assets(1)	0.54%	1.02%	1.02%	1.02%	1.03%
Ratio of Net Investment Income to Average Net Assets	0.13%	2.23%	4.24%	3.60%	1.61%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.13%	1.09%	1.11%	1.11%	1.12%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

	California Money Fund – Institutional Class

	Year ended Sept. 30, 2009	Year ended Sept. 30, 2008	Year ended Sept. 30, 2007	Year ended Sept. 30, 2006	Year ended Sept. 30, 2005
Net Asset Value Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.003	0.018	0.030	0.026	0.015
Total from Operations	0.003	0.018	0.030	0.026	0.015
Dividends from Net Investment Income	(0.003)	(0.018)	(0.030)	(0.026)	(0.015)	(1)
Total Dividends	(0.003)	(0.018)	(0.030)	(0.026)	(0.015)	(1)
Net Asset Value End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.33%	1.80%	3.01%	2.62%	1.51%
Net Assets End of Period (000s)	$141,579	$157,427	$89,237	$85,014	$73,211
Ratio of Expenses to Average Net Assets(2)	0.30%	0.55%	0.55%	0.55%	0.55%
Ratio of Net Investment Income to Average Net Assets	0.31%	1.69%	2.97%	2.60%	1.46%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.65%	0.61%	0.62%	0.62%	0.63%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Includes a realized capital gain distribution of less than $0.001.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

CNI CHARTER FUNDS | PAGE 96

	California Money Fund – Class N

	Year ended Sept. 30, 2009	Year ended Sept. 30, 2008	Year ended Sept. 30, 2007	Year ended Sept. 30, 2006	Year ended Sept. 30, 2005
Net Asset Value Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.002	0.016	0.027	0.024	0.013
Total from Operations	0.002	0.016	0.027	0.024	0.013
Dividends from Net Investment Income	(0.002)	(0.016)	(0.027)	(0.024)	(0.013)	(1)
Total Dividends	(0.002)	(0.016)	(0.027)	(0.024)	(0.013)	(1)
Net Asset Value End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.23%	1.57%	2.78%	2.39%	1.28%
Net Assets End of Period (000s)	$704,840	$880,794	$695,318	$631,478	$569,671
Ratio of Expenses to Average Net Assets(2)	0.41%	0.78%	0.78%	0.78%	0.78%
Ratio of Net Investment Income to Average Net Assets	0.25%	1.47%	2.73%	2.36%	1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.16%	1.11%	1.12%	1.12%	1.13%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Includes a realized capital gain distribution of less than $0.001.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

	California Money Fund – Class S

	Year ended Sept. 30, 2009	Year ended Sept. 30, 2008	Year ended Sept. 30, 2007	Year ended Sept. 30, 2006	Year ended Sept. 30, 2005
Net Asset Value Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income	0.002	0.014	0.025	0.022	0.011
Total from Operations	0.002	0.014	0.025	0.022	0.011
Dividends from Net Investment Income	(0.002)	(0.014)	(0.025)	(0.022)	(0.011)	(1)
Total Dividends	(0.002)	(0.014)	(0.025)	(0.022)	(0.011)	(1)
Net Asset Value End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.17%	1.37%	2.57%	2.18%	1.08%
Net Assets End of Period (000s)	$74,396	$141,757	$178,918	$107,131	$88,182
Ratio of Expenses to Average Net Assets(2)	0.54%	0.98%	0.98%	0.98%	0.98%
Ratio of Net Investment Income to Average Net Assets	0.26%	1.40%	2.55%	2.17%	1.09%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.16%	1.11%	1.12%	1.12%	1.13%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Includes a realized capital gain distribution of less than $0.001.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

CNI CHARTER FUNDS | PAGE 97

	Large Cap Growth Fund – Institutional Class

	Year ended Sept. 30, 2009(1)	Year ended Sept. 30, 2008(1)	Year ended Sept. 30, 2007(1)	Year ended Sept. 30, 2006(1)	Year ended Sept. 30, 2005(1)
Net Asset Value Beginning of Period	$7.38	$8.86	$7.75	$7.43	$6.76
Net Investment Income (loss)	0.04	0.03	0.05	0.02	0.04
Net Realized and Unrealized Gains (Losses) on Securities	(0.30)	(1.48)	1.10	0.32	0.67
Total from Operations	(0.26)	(1.45)	1.15	0.34	0.71
Dividends from Net Investment Income	(0.04)	(0.03)	(0.04)	(0.02)	(0.04)
Total Dividends	(0.04)	(0.03)	(0.04)	(0.02)	(0.04)
Net Asset Value End of Period	$7.08	$7.38	$8.86	$7.75	$7.43
Total Return*	(3.36)%	(16.40)%	14.91%	4.59%	10.55%
Net Assets End of Period (000s)	$28,050	$31,074	$45,784	$35,842	$34,164
Ratio of Expenses to Average Net Assets(2)	0.99%	0.98%	0.99%	0.99%	0.98%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.70%	0.35%	0.52%	0.27%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	1.00%	0.99%	1.00%	1.00%	1.00%
Portfolio Turnover Rate(3)	12%	26%	30%	34%	27%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 98

	Large Cap Growth Fund – Class N

	Year ended Sept. 30, 2009(1)	Year ended Sept. 30, 2008(1)	Year ended Sept. 30, 2007(1)	Year ended Sept. 30, 2006(1)		Year ended Sept. 30, 2005(1)
Net Asset Value Beginning of Period	$7.31	$8.77	$7.68	$7.35		$6.69
Net Investment Income (loss)	0.03	0.01	0.01	—		0.02
Net Realized and Unrealized Gains (Losses) on Securities	(0.31)	(1.46)	1.10	0.33		0.67
Total from Operations	(0.28)	(1.45)	1.11	0.33		0.69
Dividends from Net Investment Income	(0.003)	(0.01)	(0.02)	(0.00)	(2)	(0.03)
Total Dividends	(0.003)	(0.01)	(0.02)	(0.00)	(2)	(0.03)
Net Asset Value End of Period	$7.00	$7.31	$8.77	$7.68		$7.35
Total Return*	(3.77)%	(16.55)%	14.51%	4.55%		10.28%
Net Assets End of Period (000s)	$9,120	$11,341	$15,063	$10,363		$8,278
Ratio of Expenses to Average Net Assets(3)	1.24%	1.23%	1.24%	1.24%		1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.45%	0.11%	0.28%	0.03%		0.33%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	1.25%	1.24%	1.25%	1.25%		1.25%
Portfolio Turnover Rate(4)	12%	26%	30%	34%		27%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Amount represents less than $0.01 per share.

(3)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(4)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 99

	Large Cap Value Fund – Institutional Class

	Year ended Sept. 30, 2009(1)	Year ended Sept. 30, 2008(1)	Year ended Sept. 30, 2007(1)	Year ended Sept. 30, 2006(1)	Year ended Sept. 30, 2005(1)
Net Asset Value Beginning of Period	$8.25	$11.21	$10.36	$9.54	$8.77
Net Investment Income (loss)	0.13	0.16	0.19	0.13	0.10
Net Realized and Unrealized Gains (Losses) on Securities	(0.98)	(2.48)	1.38	1.21	1.13
Total from Operations	(0.85)	(2.32)	1.57	1.34	1.23
Dividends from Net Investment Income	(0.12)	(0.15)	(0.19)	(0.13)	(0.10)
Distributions from Realized Capital Gains	—	(0.49)	(0.53)	(0.39)	(0.36)
Total Dividends & Distributions	(0.12)	(0.64)	(0.72)	(0.52)	(0.46)
Net Asset Value End of Period	$7.28	$8.25	$11.21	$10.36	$9.54
Total Return*	(10.03)%	(21.57)%	15.60%	14.50%	14.39%
Net Assets End of Period (000s)	$81,308	$88,361	$110,024	$92,946	$42,974
Ratio of Expenses to Average Net Assets(2)	0.96%	0.95%	0.96%	0.96%	0.96%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.11%	1.64%	1.73%	1.36%	1.12%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	0.97%	0.96%	0.97%	0.97%	0.97%
Portfolio Turnover Rate(3)	18%	36%	24%	31%	34%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 100

	Large Cap Value Fund – Class N

	Year ended Sept. 30, 2009(1)	Year ended Sept. 30, 2008(1)	Year ended Sept. 30, 2007(1)	Year ended Sept. 30, 2006(1)	Year ended Sept. 30, 2005(1)
Net Asset Value Beginning of Period	$8.24	$11.19	$10.35	$9.53	$8.76
Net Investment Income (loss)	0.12	0.13	0.16	0.11	0.09
Net Realized and Unrealized Gains (Losses) on Securities	(0.98)	(2.46)	1.37	1.20	1.12
Total from Operations	(0.86)	(2.33)	1.53	1.31	1.21
Dividends from Net Investment Income	(0.11)	(0.13)	(0.16)	(0.10)	(0.08)
Distributions from Realized Capital Gains	—	(0.49)	(0.53)	(0.39)	(0.36)
Total Dividends & Distributions	(0.11)	(0.62)	(0.69)	(0.49)	(0.44)
Net Asset Value End of Period	$7.27	$8.24	$11.19	$10.35	$9.53
Total Return*	(10.27)%	(21.72)%	15.24%	14.24%	14.14%
Net Assets End of Period (000s)	$8,960	$11,712	$17,190	$13,104	$10,664
Ratio of Expenses to Average Net Assets(2)	1.21%	1.20%	1.21%	1.21%	1.21%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.89%	1.38%	1.47%	1.13%	0.87%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	1.22%	1.21%	1.22%	1.22%	1.22%
Portfolio Turnover Rate(3)	18%	36%	24%	31%	34%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 101

Multi-Asset Fund – Institutional Class

	Year ended Sept. 30, 2009(1)	Year ended Sept. 30, 2008(1)†
Net Asset Value Beginning of Period	$9.70	$11.00
Net Investment Income (loss)	0.15	0.25
Net Realized and Unrealized Gains (Losses) on Securities	0.18	(1.32)
Total from Operations	0.33	(1.07)
Dividends from Net Investment Income	(0.16)	(0.23)
Distributions from Realized Capital Gains	—	—
Total Dividends & Distributions	(0.16)	(0.23)
Net Asset Value End of Period	$9.87	$9.70
Total Return*	3.54%	(9.84)%
Net Assets End of Period (000s)	$8,423	$10,741
Ratio of Expenses to Average Net Assets	0.83%	1.29%	(2)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.71%	2.37%	(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	0.84%	1.30%	(2)
Portfolio Turnover Rate(3)	94%	141%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	Commenced operations on October 1, 2007.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Annualized.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

Multi-Asset Fund – Class N

	Year ended Sept. 30, 2009(1)	Year ended Sept. 30, 2008(1)†
Net Asset Value Beginning of Period	$9.69	$11.00
Net Investment Income (loss)	0.13	0.23
Net Realized and Unrealized Gains (Losses) on Securities	0.18	(1.33)
Total from Operations	0.31	(1.10)
Dividends from Net Investment Income	(0.14)	(0.21)
Distributions from Realized Capital Gains	—	—
Total Dividends & Distributions	(0.14)	(0.21)
Net Asset Value End of Period	$9.86	$9.69
Total Return*	3.29%	(10.12)%
Net Assets End of Period (000s)	$16,837	$16,708
Ratio of Expenses to Average Net Assets	1.09%	1.53%	(2)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.46%	2.22%	(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	1.10%	1.54%	(2)
Portfolio Turnover Rate(3)	94%	141%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	Commenced operations on October 1, 2007.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Annualized.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 102

	Corporate Bond Fund – Institutional Class

	Year ended Sept. 30, 2009(1)	Year ended Sept. 30, 2008(1)	Year ended Sept. 30, 2007(1)	Year ended Sept. 30, 2006(1)	Year ended Sept. 30, 2005(1)
Net Asset Value Beginning of Period	$9.76	$10.18	$10.17	$10.27	$10.60
Net Investment Income (loss)	0.39	0.43	0.45	0.42	0.40
Net Realized and Unrealized Gains (Losses) on Securities	0.80	(0.41)	—	(0.10)	(0.27)
Total from Operations	1.19	0.02	0.45	0.32	0.13
Dividends from Net Investment Income	(0.39)	(0.44)	(0.44)	(0.42)	(0.40)
Distributions from Realized Capital Gains	—	—	—	—	(0.06)
Total Dividends & Distributions	(0.39)	(0.44)	(0.44)	(0.42)	(0.46)
Net Asset Value End of Period	$10.56	$9.76	$10.18	$10.17	$10.27
Total Return*	12.48%	0.04%	4.57%	3.19%	1.26%
Net Assets End of Period (000s)	$88,897	$69,709	$62,210	$55,290	$51,193
Ratio of Expenses to Average Net Assets(2)	0.74%	0.73%	0.74%	0.75%	0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.88%	4.25%	4.39%	4.14%	3.80%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	0.75%	0.74%	0.75%	0.75%	0.76%
Portfolio Turnover Rate(3)	30%	12%	30%	25%	25%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 103

	Corporate Bond Fund – Class N

	Year ended Sept. 30, 2009(1)	Year ended Sept. 30, 2008(1)	Year ended Sept. 30, 2007(1)	Year ended Sept. 30, 2006(1)	Year ended Sept. 30, 2005(1)
Net Asset Value Beginning of Period	$9.77	$10.18	$10.17	$10.27	$10.61
Net Investment Income (loss)	0.36	0.41	0.42	0.39	0.37
Net Realized and Unrealized Gains (Losses) on Securities	0.81	(0.41)	0.01	(0.10)	(0.28)
Total from Operations	1.17	0.00	0.43	0.29	0.09
Dividends from Net Investment Income	(0.37)	(0.41)	(0.42)	(0.39)	(0.37)
Distributions from Realized Capital Gains	—	—	—	—	(0.06)
Total Dividends & Distributions	(0.37)	(0.41)	(0.42)	(0.39)	(0.43)
Net Asset Value End of Period	$10.57	$9.77	$10.18	$10.17	$10.27
Total Return*	12.19%	(0.11)%	4.30%	2.93%	0.91%
Net Assets End of Period (000s)	$995	$608	$1,043	$1,332	$1,530
Ratio of Expenses to Average Net Assets(2)	0.99%	0.98%	0.99%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.59%	4.02%	4.13%	3.88%	3.55%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	1.00%	0.99%	1.00%	1.00%	1.01%
Portfolio Turnover Rate(3)	30%	12%	30%	25%	25%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 104

	Government Bond Fund – Institutional Class

	Year ended Sept. 30, 2009(1)	Year ended Sept. 30, 2008(1)	Year ended Sept. 30, 2007(1)	Year ended Sept. 30, 2006(1)	Year ended Sept. 30, 2005(1)
Net Asset Value Beginning of Period	$10.40	$10.33	$10.28	$10.40	$10.62
Net Investment Income (loss)	0.35	0.42	0.46	0.41	0.31
Net Realized and Unrealized Gains (Losses) on Securities	0.18	0.08	0.05	(0.12)	(0.16)
Total from Operations	0.53	0.50	0.51	0.29	0.15
Dividends from Net Investment Income	(0.35)	(0.43)	(0.46)	(0.41)	(0.31)
Distributions from Realized Capital Gains	—	—	—	—	(0.06)
Total Dividends & Distributions	(0.35)	(0.43)	(0.46)	(0.41)	(0.37)
Net Asset Value End of Period	$10.58	$10.40	$10.33	$10.28	$10.40
Total Return*	5.18%	4.87%	5.04%	2.89%	1.42%
Net Assets End of Period (000s)	$71,966	$66,097	$52,606	$35,671	$28,132
Ratio of Expenses to Average Net Assets(2)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.29%	4.05%	4.50%	4.04%	2.98%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	0.77%	0.77%	0.77%	0.78%	0.79%
Portfolio Turnover Rate(3)	85%	36%	83%	62%	58%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 105

	Government Bond Fund – Class N

	Year ended Sept. 30, 2009(1)	Year ended Sept. 30, 2008(1)	Year ended Sept. 30, 2007(1)	Year ended Sept. 30, 2006(1)	Year ended Sept. 30, 2005(1)
Net Asset Value Beginning of Period	$10.42	$10.35	$10.30	$10.42	$10.64
Net Investment Income (loss)	0.32	0.40	0.44	0.39	0.29
Net Realized and Unrealized Gains (Losses) on Securities	0.18	0.07	0.04	(0.12)	(0.17)
Total from Operations	0.50	0.47	0.48	0.27	0.12
Dividends from Net Investment Income	(0.32)	(0.40)	(0.43)	(0.39)	(0.28)
Distributions from Realized Capital Gains	—	—	—	—	(0.06)
Total Dividends & Distributions	(0.32)	(0.40)	(0.43)	(0.39)	(0.34)
Net Asset Value End of Period	$10.60	$10.42	$10.35	$10.30	$10.42
Total Return*	4.91%	4.59%	4.77%	2.63%	1.16%
Net Assets End of Period (000s)	$3,109	$2,761	$2,632	$1,782	$554
Ratio of Expenses to Average Net Assets(2)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.04%	3.80%	4.25%	3.81%	2.70%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	1.02%	1.02%	1.02%	1.03%	1.04%
Portfolio Turnover Rate(3)	85%	36%	83%	62%	58%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 106

	California Tax Exempt Bond Fund – Institutional Class

	Year ended Sept. 30, 2009(1)	Year ended Sept. 30, 2008(1)	Year ended Sept. 30, 2007(1)	Year ended Sept. 30, 2006(1)	Year ended Sept. 30, 2005(1)
Net Asset Value Beginning of Period	$10.06	$10.24	$10.25	$10.26	$10.41
Net Investment Income (loss)	0.33	0.32	0.31	0.29	0.28
Net Realized and Unrealized Gains (Losses) on Securities	0.51	(0.18)	(0.01)	0.03	(0.11)
Total from Operations	0.84	0.14	0.30	0.32	0.17
Dividends from Net Investment Income	(0.33)	(0.32)	(0.31)	(0.29)	(0.28)
Distributions from Realized Capital Gains	—	—	—	(0.04)	(0.04)
Total Dividends & Distributions	(0.33)	(0.32)	(0.31)	(0.33)	(0.32)
Net Asset Value End of Period	$10.57	$10.06	$10.24	$10.25	$10.26
Total Return*	8.45%	1.38%	2.98%	3.18%	1.65%
Net Assets End of Period (000s)	$38,581	$34,262	$33,802	$26,074	$22,768
Ratio of Expenses to Average Net Assets(2)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.18%	3.13%	3.04%	2.85%	2.70%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	0.61%	0.61%	0.62%	0.62%	0.63%
Portfolio Turnover Rate(3)	50%	55%	43%	43%	54%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 107

	California Tax Exempt Bond Fund – Class N

	Year ended Sept. 30, 2009(1)	Year ended Sept. 30, 2008(1)	Year ended Sept. 30, 2007(1)	Year ended Sept. 30, 2006(1)	Year ended Sept. 30, 2005(1)
Net Asset Value Beginning of Period	$10.09	$10.27	$10.27	$10.29	$10.44
Net Investment Income (loss)	0.30	0.30	0.28	0.26	0.25
Net Realized and Unrealized Gains (Losses) on Securities	0.51	(0.18)	—	0.02	(0.11)
Total from Operations	0.81	0.12	0.28	0.28	0.14
Dividends from Net Investment Income	(0.30)	(0.30)	(0.28)	(0.26)	(0.25)
Distributions from Realized Capital Gains	—	—	—	(0.04)	(0.04)
Total Dividends & Distributions	(0.30)	(0.30)	(0.28)	(0.30)	(0.29)
Net Asset Value End of Period	$10.60	$10.09	$10.27	$10.27	$10.29
Total Return*	8.15%	1.12%	2.82%	2.81%	1.39%
Net Assets End of Period (000s)	$1,902	$1,049	$922	$1,134	$1,487
Ratio of Expenses to Average Net Assets(2)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.92%	2.87%	2.78%	2.59%	2.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	0.87%	0.86%	0.87%	0.87%	0.88%
Portfolio Turnover Rate(3)	50%	55%	43%	43%	54%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 108

	High Yield Bond Fund – Institutional Class

	Year ended Sept. 30, 2009(1)	Year ended Sept. 30, 2008(1)	Year ended Sept. 30, 2007(1)	Year ended Sept. 30, 2006(1)	Year ended Sept. 30, 2005(1)
Net Asset Value Beginning of Period	$7.40	$8.91	$8.96	$9.04	$9.31
Net Investment Income (loss)	0.62	0.64	0.70	0.68	0.71
Net Realized and Unrealized Gains (Losses) on Securities	0.18	(1.47)	(0.06)	(0.08)	(0.27)
Total from Operations	0.80	(0.83)	0.64	0.60	0.44
Dividends from Net Investment Income	(0.64)	(0.68)	(0.69)	(0.68)	(0.71)
Total Dividends	(0.64)	(0.68)	(0.69)	(0.68)	(0.71)
Net Asset Value End of Period	$7.56	$7.40	$8.91	$8.96	$9.04
Total Return*	12.94%	(9.83)%	7.27%	6.90%	4.85%
Net Assets End of Period (000s)	$16,355	$13,926	$17,137	$20,887	$22,588
Ratio of Expenses to Average Net Assets(2)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	9.75%	7.72%	7.73%	7.58%	7.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	1.10%	1.09%	1.10%	1.10%	1.11%
Portfolio Turnover Rate(3)	59%	20%	26%	23%	46%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 109

	High Yield Bond Fund – Class N

	Year ended Sept. 30, 2009(1)	Year ended Sept. 30, 2008(1)	Year ended Sept. 30, 2007(1)	Year ended Sept. 30, 2006(1)	Year ended Sept. 30, 2005(1)
Net Asset Value Beginning of Period	$7.40	$8.91	$8.96	$9.04	$9.31
Net Investment Income (loss)	0.60	0.62	0.68	0.65	0.69
Net Realized and Unrealized Gains (Losses) on Securities	0.18	(1.47)	(0.07)	(0.08)	(0.27)
Total from Operations	0.78	(0.85)	0.61	0.57	0.42
Dividends from Net Investment Income	(0.62)	(0.66)	(0.66)	(0.65)	(0.69)
Total Dividends	(0.62)	(0.66)	(0.66)	(0.65)	(0.69)
Net Asset Value End of Period	$7.56	$7.40	$8.91	$8.96	$9.04
Total Return*	12.61%	(10.10)%	6.95%	6.58%	4.54%
Net Assets End of Period (000s)	$19,637	$17,521	$20,121	$20,045	$21,028
Ratio of Expenses to Average Net Assets(2)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of Net Investment Income (Loss) to Average Net Assets	9.43%	7.43%	7.44%	7.28%	7.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	1.40%	1.39%	1.40%	1.40%	1.41%
Portfolio Turnover Rate(3)	59%	20%	26%	23%	46%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 110

	RCB Small Cap Value Fund – Institutional Class

	Year ended Sept. 30, 2009(1)	Year ended Sept. 30, 2008(1)	Year ended Sept. 30, 2007(1)	Year ended Sept. 30, 2006(1)	Year ended Sept. 30, 2005(1)
Net Asset Value Beginning of Period	$16.42	$30.79	$28.25	$28.58	$27.30
Net Investment Income (loss)	(0.02)	0.19	0.02	0.06	0.07
Net Realized and Unrealized Gains (Losses) on Securities	2.35	(9.57)	3.00	0.05	2.58
Total from Operations	2.33	(9.38)	3.02	0.11	2.65
Dividends from Net Investment Income	(0.29)	—	(0.01)	(0.07)	—
Distributions from Realized Capital Gains	—	(4.99)	(0.47)	(0.37)	(1.37)
Total Dividends & Distributions	(0.29)	(4.99)	(0.48)	(0.44)	(1.37)
Net Asset Value End of Period	$18.46	$16.42	$30.79	$28.25	$28.58
Total Return*	15.20%	(35.01)%	10.65%	0.40%	9.87%
Net Assets End of Period (000s)	$2,317	$1,742	$9,062	$13,435	$13,975
Ratio of Expenses to Average Net Assets(2)	1.19%	1.19%	1.19%	1.20%	1.18%
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	(0.13)%	0.85%	0.08%	0.20%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)(2)	1.20%	1.20%	1.20%	1.21%	1.20%
Portfolio Turnover Rate(3)	62%	78%	57%	66%	41%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 111

	RCB Small Cap Value Fund – Class N

	Year ended Sept. 30, 2009(1)	Year ended Sept. 30, 2008(1)	Year ended Sept. 30, 2007(1)	Year ended Sept. 30, 2006(1)		Year ended Sept. 30, 2005(1)
Net Asset Value Beginning of Period	$16.14	$30.42	$27.98	$28.31		$27.13
Net Investment Income (loss)	(0.05)	0.15	(0.05)	(0.01)		0.00
Net Realized and Unrealized Gains (Losses) on Securities	2.30	(9.44)	2.96	0.05		2.55
Total from Operations	2.25	(9.29)	2.91	0.04		2.55
Dividends from Net Investment Income	(0.27)	—	—	(0.00)	(2)	—
Distributions from Realized Capital Gains	—	(4.99)	(0.47)	(0.37)		(1.37)
Total Dividends & Distributions	(0.27)	(4.99)	(0.47)	(0.37)		(1.37)
Net Asset Value End of Period	$18.12	$16.14	$30.42	$27.98		$28.31
Total Return*	14.91%	(35.16)%	10.37%	0.17%		9.55%
Net Assets End of Period (000s)	$4,226	$4,262	$9,753	$10,470		$12,754
Ratio of Expenses to Average Net Assets(3)	1.44%	1.44%	1.44%	1.45%		1.43%
Ratio of Net Investment Income (Loss) to Average Net Assets(3)	(0.37)%	0.70%	(0.16)%	(0.04)%		0.01%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)(3)	1.45%	1.45%	1.45%	1.46%		1.45%
Portfolio Turnover Rate(4)	62%	78%	57%	66%		41%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Amount represents less than $0.01 per share.

(3)	Ratio includes waivers and previously waived investment fees. The impact of the recovered fees may cause a higher net expense ratio.

(4)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 112

	RCB Small Cap Value Fund – Class R

	Year ended Sept. 30, 2009(1)	Year ended Sept. 30, 2008(1)	Year ended Sept. 30, 2007(1)	Year ended Sept. 30, 2006(1)		Year ended Sept. 30, 2005(1)
Net Asset Value Beginning of Period	$16.15	$30.38	$27.93	$28.27		$27.09
Net Investment Income (loss)	0.01	0.20	(0.05)	(0.01)		0.01
Net Realized and Unrealized Gains (Losses) on Securities	2.31	(9.44)	2.97	0.04		2.54
Total from Operations	2.32	(9.24)	2.92	0.03		2.55
Dividends from Net Investment Income	(0.32)	—	—	(0.00)	(2)	—
Distributions from Realized Capital Gains	—	(4.99)	(0.47)	(0.37)		(1.37)
Total Dividends & Distributions	(0.32)	(4.99)	(0.47)	(0.37)		(1.37)
Net Asset Value End of Period	$18.15	$16.15	$30.38	$27.93		$28.27
Total Return*	15.50%	(35.02)%	10.43%	0.14%		9.56%
Net Assets End of Period (000s)	$16,755	$19,183	$40,944	$45,836		$57,787
Ratio of Expenses to Average Net Assets(3)	0.97%	1.23%	1.44%	1.45%		1.43%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.08%	0.92%	(0.17)%	(0.04)%		0.02%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	1.55%	1.55%	1.45%	1.46%		1.45%
Portfolio Turnover Rate(4)	62%	78%	57%	66%		41%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Amount represents less than $0.01 per share.

(3)	Ratio includes waivers and previously waived investment fees. The impact of the recovered fees may cause a higher net expense ratio.

(4)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 113

Opportunistic Value Fund – Institutional Class

	Year ended Sept. 30, 2009	Period ended Sept. 30, 2008(1)†
Net Asset Value Beginning of Period	$9.31	$10.00
Net Investment Income (loss)	0.07	0.05
Net Realized and Unrealized Gains (Losses) on Securities	(1.11)	(0.74)
Total from Operations	(1.04)	(0.69)
Dividends from Net Investment Income	(1.68)	—
Distributions from Realized Capital Gains	—	—
Total Dividends & Distributions	(1.68)	—
Net Asset Value End of Period	$6.59	$9.31
Total Return*	(6.81)%	(6.90)%
Net Assets End of Period (000s)	$156	$—
Ratio of Expenses to Average Net Assets	0.93%	0.23%	(2)(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.13%	1.83%	(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	0.94%	0.23%	(2)(3)
Portfolio Turnover Rate(4)	144%	5%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	Commenced operations on June 26, 2008.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

(3)	Annualized.

(4)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 114

Opportunistic Value Fund – Class N
	Year ended Sept. 30, 2009	Period ended Sept. 30, 2008(1)†
Net Asset Value Beginning of Period	$9.31	$10.00
Net Investment Income (loss)	0.06	0.04
Net Realized and Unrealized Gains (Losses) on Securities	(1.12)	(0.73)
Total from Operations	(1.06)	(0.69)
Dividends from Net Investment Income	(1.67)	—
Distributions from Realized Capital Gains	—	—
Total Dividends & Distributions	(1.67)	—
Net Asset Value End of Period	$6.58	$9.31
Total Return*	(7.12)%	(6.90)%
Net Assets End of Period (000s)	$11	$7
Ratio of Expenses to Average Net Assets	1.22%	1.20%	(2)(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.98%	1.50%	(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	1.23%	1.23%	(2)(3)
Portfolio Turnover Rate(4)	144%	5%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	Commenced operations on June 26, 2008.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

(3)	Annualized.

(4)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 115

Opportunistic Value Fund – Class E

	Year ended Sept. 30, 2009	Period ended Sept. 30, 2008(1)†
Net Asset Value Beginning of Period	$9.30	$10.00
Net Investment Income (loss)	0.09	0.04
Net Realized and Unrealized Gains (Losses) on Securities	(1.21)	(0.74)
Total from Operations	(1.12)	(0.70)
Dividends from Net Investment Income	(1.70)	—
Distributions from Realized Capital Gains	—	—
Total Dividends & Distributions	(1.70)	—
Net Asset Value End of Period	$6.48	$9.30
Total Return*	(7.57)%	(7.00)%
Net Assets End of Period (000s)	$26,098	$45,239
Ratio of Expenses to Average Net Assets	0.68%	0.69%	(2)(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.53%	1.44%	(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)	0.69%	0.70%	(2)(3)
Portfolio Turnover Rate(4)	144%	5%

*
Returns are for the period indicated and have not been annualized. Fee waivers were in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	Commenced operations on June 26, 2008.

(1)	Per share calculations are based on Average Shares outstanding throughout the period.

(2)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

(3)	Annualized.

(4)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 116

CCMA-ADVISED FUNDS

The following financial highlights tables are intended to help you understand the CCMA-Advised Funds’ financial performance. The CCMA-Advised Funds were created as the result of a reorganization with corresponding series of AHA Investment Funds, Inc. (such series together, the “Predecessor Funds”). The reorganization of the Predecessor Funds into the CCMA-Advised Funds became effective after the close of business on September 30, 2005. Financial highlights for the years ending September 30, 2009, September 30, 2008, September 30, 2007, and September 30, 2006 have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the financial statements, are included in the Funds’ 2009 Annual Report. Financial highlights for the period from July 1, 2005 through September 30, 2005 are for the Predecessor Funds and have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the financial statements, are included in the 2005 Annual Report for the Predecessor Funds. Financial highlights for the year or the period ending June 30, 2005 are for the Predecessor Funds and have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the financial statements, are included in the 2005 Annual Report for the Predecessor Funds. The total return figures in the tables represent the rate an investor would have earned (or lost) on an investment in the CCMA-Advised Fund (or the Predecessor Fund), assuming reinvestment of all dividends and distributions.

	Limited Maturity Fixed Income Fund – Institutional Class

Per Share Data(1)	For the Year ended September 30, 2009	For the Year ended September 30, 2008	For the Year ended September 30, 2007	For the Year ended September 30, 2006†	For the Period July 1, 2005 through September 30, 2005*		For the Year ended June 30, 2005
Net Asset Value Beginning of Period	$10.49	$10.59	$10.56	$10.57	$10.61		$10.68
Net Investment Income	0.30	0.37	0.45	0.34	0.06		0.22
Net Realized and Unrealized Gains (Losses) on Securities	0.57	(0.10)	0.03	0.02	(0.04)		(0.06)
Total from Operations	0.87	0.27	0.48	0.36	0.02		0.16
Dividends from Net Investment Income	(0.30)	(0.37)	(0.45)	(0.37)	(0.06)		(0.22)	(4)
Distributions from Realized Capital Gains	—	—	—	—	—		(0.01)
Total Dividends & Distributions	(0.30)	(0.37)	(0.45)	(0.37)	(0.06)		(0.23)
Net Asset Value End of Period	$11.06	$10.49	$10.59	$10.56	$10.57		$10.61
Total Return	8.44%	2.54%	4.63%	3.49%	0.20%	(5)	1.53%
SUPPLEMENTAL DATA AND RATIOS
Net Assets End of Period (000s)	$37,255	$92,681	$44,365	$45,340	$112,381		$128,501
Ratio of Expenses to Average Net Assets(2)**	0.75%	0.76%	0.76%	0.75%	0.86%	(6)	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)(2)	0.76%	0.67%	0.77%	0.94%	0.88%	(6)	0.79%
Ratio of Net Investment Income to Average Net Assets(2)	2.66%	3.44%	4.25%	3.24%	2.20%	(6)	2.01%
Portfolio Turnover Rate(3)	98%	79%	76%	86%	4%		109%

*	The Fund’s fiscal and tax year-end changed from June 30 to September 30.

**	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

†	On October 3, 2005, the Limited Maturity Fixed Income Fund series of AHA Investment Funds, Inc. was reorganized into a newly established identical series of the CNI Charter Funds.

(1)	Information presented relates to a share of capital stock outstanding for the entire period.

(2)	Ratios include all management fees and expenses.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

(4)	Includes a tax return of capital, which is less than $0.01 per share, for the Fund for the year ended June 30, 2005.

(5)	Not annualized.

(6)	Annualized.

CNI CHARTER FUNDS | PAGE 117

	Limited Maturity Fixed Income Fund – Class N

Per Share Data(1)	For the Year ended September 30, 2009	For the Year ended September 30, 2008	For the Year ended September 30, 2007	For the Year ended September 30, 2006†	For the Period July 1, 2005 through September 30, 2005**		For the Period October 22, 2004* through June 30, 2005
Net Asset Value Beginning of Period	$10.51	$10.61	$10.57	$10.58	$10.62		$10.77
Net Investment Income	0.27	0.35	0.42	0.30	0.05		0.14
Net Realized and Unrealized Gains (Losses) on Securities	0.57	(0.10)	0.04	0.03	(0.04)		(0.13)
Total from Operations	0.84	0.25	0.46	0.33	0.01		0.01
Dividends from Net Investment Income	(0.28)	(0.35)	(0.42)	(0.34)	(0.05)		(0.15)	(4)
Distributions from Realized Capital Gains	—	—	—	—	—		(0.01)
Total Dividends & Distributions	(0.28)	(0.35)	(0.42)	(0.34)	(0.05)		(0.16)
Net Asset Value End of Period	$11.07	$10.51	$10.61	$10.57	$10.58		$10.62
Total Return	8.07%	2.29%	4.47%	3.17%	0.13%	(5)	0.12%	(5)
SUPPLEMENTAL DATA AND RATIOS
Net Assets End of Period (000s)	$1,471	$432	$310	$358	$822		$1,070
Ratio of Expenses to Average Net Assets(2)***	1.00%	1.00%	1.00%	1.00%	1.10%	(6)	1.03%	(6)
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)(2)	1.24%	0.92%	1.02%	1.18%	1.11%	(6)	1.07%	(6)
Ratio of Net Investment Income to Average Net Assets(2)	2.29%	3.24%	3.99%	2.88%	1.95%	(6)	1.75%	(6)
Portfolio Turnover Rate(3)	98%	79%	76%	86%	4%		109%

*	Commencement of operations.

**	The Fund’s fiscal and tax year-end changed from June 30 to September 30.

***	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

†	On October 3, 2005, the Limited Maturity Fixed Income Fund series of AHA Investment Funds, Inc. was reorganized into a newly established identical series of the CNI Charter Funds.

(1)	Information presented relates to a share of capital stock outstanding for the entire period.

(2)	Ratios include all management fees and expenses.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

(4)	Includes a tax return of capital, which is less than $0.01 per share, for the Fund for the year ended June 30, 2005.

(5)	Not annualized.

(6)	Annualized.

CNI CHARTER FUNDS | PAGE 118

	Full Maturity Fixed Income Fund – Institutional Class

Per Share Data(1)	For the Year ended September 30, 2009	For the Year ended September 30, 2008	For the Year ended September 30, 2007	For the Year ended September 30, 2006†	For the Period July 1, 2005 through September 30, 2005*		For the Year ended June 30, 2005
Net Asset Value Beginning of Period	$9.90	$10.16	$10.16	$10.35	$10.50		$10.39
Net Investment Income	0.40	0.44	0.45	0.43	0.09		0.38
Net Realized and Unrealized Gains (Losses) on Securities	0.56	(0.26)	—	(0.13)	(0.15)		0.20
Total from Operations	0.96	0.18	0.45	0.30	(0.06)		0.58
Dividends from Net Investment Income	(0.40)	(0.44)	(0.45)	(0.43)	(0.09)		(0.38)
Distributions from Realized Capital Gains	—	—	—	(0.06)	—		(0.09)
Total Dividends & Distributions	(0.40)	(0.44)	(0.45)	(0.49)	(0.09)		(0.47)
Net Asset Value End of Period	$10.46	$9.90	$10.16	$10.16	$10.35		$10.50
Total Return	9.95%	1.76%	4.48%	3.03%	(0.57)%	(4)	5.72%
SUPPLEMENTAL DATA AND RATIOS
Net Assets End of Period (000s)	$39,495	$42,579	$42,096	$30,398	$31,764		$31,960
Ratio of Expenses to Average Net Assets(2)**	0.75%	0.64%	0.79%	0.80%	1.00%	(5)	1.00%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)(2)	0.75%	0.64%	0.73%	0.87%	0.83%	(5)	0.95%
Ratio of Net Investment Income to Average Net Assets(2)	3.97%	4.32%	4.48%	4.20%	3.37%	(5)	3.58%
Portfolio Turnover Rate(3)	56%	34%	55%	91%	17%		144%

*	The Fund’s fiscal and tax year-end changed from June 30 to September 30.

**	Ratio includes waivers and previously waived investment advisory fees. The impact of the recovered fees may cause a higher net expense ratio.

†	On October 3, 2005, the Full Maturity Fixed Income Fund series of AHA Investment Funds, Inc. was reorganized into a newly established identical series of the CNI Charter Funds.

(1)	Information presented relates to a share of capital stock outstanding for the entire period.

(2)	Ratios include all management fees and expenses.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

(4)	Not annualized.

(5)	Annualized.

CNI CHARTER FUNDS | PAGE 119

	Full Maturity Fixed Income Fund – Class N

Per Share Data(1)	For the Year ended September 30, 2009	For the Year ended September 30, 2008	For the Year ended September 30, 2007	For the Year ended September 30, 2006†	For the Period July 1, 2005 through September 30, 2005*		For the Year ended June 30, 2005
Net Asset Value Beginning of Period	$9.89	$10.16	$10.16	$10.36	$10.50		$10.39
Net Investment Income	0.39	0.42	0.42	0.40	0.08		0.34
Net Realized and Unrealized Gains (Losses) on Securities	0.56	(0.27)	—	(0.13)	(0.14)		0.22
Total from Operations	0.95	0.15	0.42	0.27	(0.06)		0.56
Dividends from Net Investment Income	(0.38)	(0.42)	(0.42)	(0.41)	(0.08)		(0.36)
Distributions from Realized Capital Gains	—	—	—	(0.06)	—		(0.09)
Total Dividends & Distributions	(0.38)	(0.42)	(0.42)	(0.47)	(0.08)		(0.45)
Net Asset Value End of Period	$10.46	$9.89	$10.16	$10.16	$10.36		$10.50
Total Return	9.79%	1.42%	4.23%	2.67%	(0.54)%	(3)	5.46%
SUPPLEMENTAL DATA AND RATIOS
Net Assets End of Period (000s)	$1,086	$687	$235	$145	$134		$134
Ratio of Expenses to Average Net Assets(2)**	1.00%	0.89%	1.04%	1.05%	1.25%	(4)	1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)(2)	1.26%	0.89%	0.99%	1.12%	1.08%	(4)	1.20%
Ratio of Net Investment Income to Average Net Assets	3.70%	4.02%	4.23%	3.95%	3.12%	(4)	3.33%
Portfolio Turnover Rate(5)	56%	34%	55%	91%	17%		144%

*	The Fund’s fiscal and tax year-end changed from June 30 to September 30.

**	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

†	On October 3, 2005, the Full Maturity Fixed Income Fund series of AHA Investment Funds, Inc. was reorganized into a newly established identical series of the CNI Charter Funds.

(1)	Information presented relates to a share of capital stock outstanding for the entire period.

(2)	Ratios include all management fees and expenses

(3)	Not annualized.

(4)	Annualized.

(5)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

CNI CHARTER FUNDS | PAGE 120

	Balanced Fund – Institutional Class

Per Share Data(1)	For the Year ended September 30, 2009	For the Year ended September 30, 2008	For the Year ended September 30, 2007	For the Year ended September 30, 2006†	For the Period July 1, 2005 through September 30, 2005*		For the Year ended June 30, 2005
Net Asset Value Beginning of Period	$7.44	$9.23	$9.77	$9.76	$9.62		$8.98
Net Investment Income	0.14	0.20	0.23	0.18	0.04		0.16
Net Realized and Unrealized Gains (Losses) on Securities	(0.29)	(1.30)	0.62	0.59	0.14		0.64
Total from Operations	(0.15)	(1.10)	0.85	0.77	0.18		0.80
Dividends from Net Investment Income	(0.14)	(0.20)	(0.23)	(0.18)	(0.04)		(0.16)
Distributions from Realized Capital Gains	—	(0.49)	(1.16)	(0.58)	—		—
Total Dividends & Distributions	(0.14)	(0.69)	(1.39)	(0.76)	(0.04)		(0.16)
Net Asset Value End of Period	$7.15	$7.44	$9.23	$9.77	$9.76		$9.62
Total Return	(1.75)%	(12.68)%	9.47%	8.32%	1.87%	(3)	8.97%
SUPPLEMENTAL DATA AND RATIOS
Net Assets End of Period (000s)	$13,641	$13,872	$16,885	$17,836	$18,352		$18,088
Ratio of Expenses to Average Net Assets(2)**	1.00%	1.00%	1.00%	1.00%	0.98%	(4)	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)(2)	0.99%	0.91%	1.00%	1.11%	1.10%	(4)	1.25%
Ratio of Net Investment Income to Average Net Assets(2)	2.19%	2.42%	2.45%	1.83%	1.54%	(4)	1.69%
Portfolio Turnover Rate	90%	88%	128%	74%	14%	(3)	99%

*	The Fund’s fiscal and tax year-end changed from June 30 to September 30.

**	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

†	On October 3, 2005, the Balanced Fund series of AHA Investment Funds, Inc. was reorganized into a newly established identical series of the CNI Charter Funds.

(1)	Information presented relates to a share of capital stock outstanding for the entire period.

(2)	Ratios include all management fees and expenses.

(3)	Not annualized.

(4)	Annualized.

CNI CHARTER FUNDS | PAGE 121

	Diversified Equity Fund – Institutional Class

Per Share Data(1)	For the Year ended September 30, 2009		For the Year ended September 30, 2008	For the Year ended September 30, 2007	For the Year ended September 30, 2006†	For the Period July 1, 2005 through September 30, 2005*		For the Year ended June 30, 2005
Net Asset Value Beginning of Period	$12.19		$18.48	$18.17	$17.42	$16.79		$15.39
Net Investment Income	0.11		0.14	0.18	0.15	0.02		0.13
Net Realized and Unrealized Gains (Losses) on Securities	(1.00)		(3.84)	1.89	1.55	0.63		1.40
Total from Operations	(0.89)		(3.70)	2.07	1.70	0.65		1.53
Dividends from Net Investment Income	(0.11	)***	(0.14)	(0.18)	(0.15)	(0.02)		(0.13)
Distributions from Realized Capital Gains	—		(2.45)	(1.58)	(0.80)	—		—
Total Dividends & Distributions	(0.11)		(2.59)	(1.76)	(0.95)	(0.02)		(0.13)
Net Asset Value End of Period	$11.19		$12.19	$18.48	$18.17	$17.42		$16.79
Total Return	(7.08)%		(22.73)%	11.93%	10.16%	3.88%	(4)	9.95%
SUPPLEMENTAL DATA AND RATIOS
Net Assets End of Period (000s)	$50,425		$74,997	$102,232	$94,653	$81,447		$81,510
Ratio of Expenses to Average Net Assets(2)**	0.98%		0.97%	0.99%	1.01%	1.13%	(5)	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)(2)	0.99%		0.94%	1.02%	1.09%	1.08%	(5)	1.07%
Ratio of Net Investment Income to Average Net Assets(2)(3)	1.15%		0.98%	0.98%	0.87%	0.46%	(5)	0.78%
Portfolio Turnover Rate(3)	93%		143%	116%	99%	20%		128%

*	The Fund’s fiscal and tax year-end changed from June 30 to September 30.

**	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

***	Includes return of capital of $0.01 per share.

†	On October 3, 2005, the Diversified Equity Fund series of AHA Investment Funds, Inc. was reorganized into a newly established identical series of the CNI Charter Funds.

(1)	Information presented relates to a share of capital stock outstanding for the entire period.

(2)	Ratios include all management fees and expenses.

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

(4)	Not annualized.

(5)	Annualized.

CNI CHARTER FUNDS | PAGE 122

	Diversified Equity Fund – Class N

Per Share Data(1)	For the Year ended September 30, 2009	For the Year ended September 30, 2008	For the Year ended September 30, 2007		For the Year ended September 30, 2006†	For the Period July 1, 2005 through September 30, 2005*		For the Year ended June 30, 2005
Net Asset Value Beginning of Period	$12.22	$18.52	$18.21		$17.46	$16.83		$15.43
Net Investment Income	0.09	0.11	0.13	(6)	0.11	0.01		0.09
Net Realized and Unrealized Gains (Losses) on Securities	(1.00)	(3.85)	1.89		1.55	0.63		1.40
Total from Operations	(0.91)	(3.74)	2.02		1.66	0.64		1.49
Dividends from Net Investment Income	(0.09)	(0.11)	(0.13)		(0.11)	(0.01)		(0.09)
Distributions from Realized Capital Gains	—	(2.45)	(1.58)		(0.80)	—		—
Total Dividends & Distributions	(0.09)	(2.56)	(1.71)		(0.91)	(0.01)		(0.09)
Net Asset Value End of Period	$11.22	$12.22	$18.52		$18.21	$17.46		$16.83
Total Return	(7.30)%	(22.93)%	11.62%		9.87%	3.81%	(4)	9.66%
SUPPLEMENTAL DATA AND RATIOS
Net Assets End of Period (000s)	$5,560	$7,102	$10,400		$11,122	$9,451		$8,842
Ratio of Expenses to Average Net Assets(2)**	1.23%	1.22%	1.27%		1.26%	1.38%	(5)	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)(2)	1.49%	1.19%	1.24%		1.34%	1.34%	(5)	1.32%
Ratio of Net Investment Income to Average Net Assets(2)	0.91%	0.74%	0.73%		0.62%	0.20%	(5)	0.53%
Portfolio Turnover Rate(3)	93%	143%	116%		99%	20%		128%

*	The Fund’s fiscal and tax year-end changed from June 30 to September 30.

**	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

†	On October 3, 2005, the Diversified Equity Fund series of AHA Investment Funds, Inc. was reorganized into a newly established identical series of the CNI Charter Funds.

(1)	Information presented relates to a share of capital stock outstanding for the entire period.

(2)	Ratios include all management fees and expenses

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

(4)	Not annualized.

(5)	Annualized.

(6)	Per share calculations are based on the Average Shares outstanding throughout the period.

CNI CHARTER FUNDS | PAGE 123

	Socially Responsible Equity Fund – Institutional Class

Per Share Data(1)	For the Year ended September 30, 2009	For the Year ended September 30, 2008	For the Year ended September 30, 2007	For the Year ended September 30, 2006†	For the Period July 1, 2005 through September 30, 2005**		For the Period January 3, 2005* Through June 30, 2005
Net Asset Value Beginning of Period	$9.51	$12.12	$10.91	$10.28	$9.70		$10.00
Net Investment Income	0.12	0.16	0.14	0.12	0.02		0.05
Net Realized and Unrealized Gains (Losses) on Securities	(1.30)	(2.04)	1.36	0.67	0.58		(0.30)
Total from Operations	(1.18)	(1.88)	1.50	0.79	0.60		(0.25)
Dividends from Net Investment Income	(0.13)	(0.15)	(0.14)	(0.11)	(0.02)		(0.05)
Distributions from Realized Capital Gains	—	(0.58)	(0.15)	(0.05)	—		—
Total Dividends & Distributions	(0.13)	(0.73)	(0.29)	(0.16)	(0.02)		(0.05)
Net Asset Value End of Period	$8.20	$9.51	$12.12	$10.91	$10.28		$9.70
Total Return	(12.11)%	(16.24)%	13.89%	7.69%	6.20%	(4)	(2.48)%	(4)
SUPPLEMENTAL DATA AND RATIOS
Net Assets End of Period (000s)	$52,406	$53,256	$56,490	$45,003	$21,795		$20,510
Ratio of Expenses to Average Net Assets(2)***	0.97%	0.99%	0.94%	1.04%	1.15%	(5)	1.12%	(5)
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)(2)	0.98%	0.90%	1.00%	1.12%	1.24%	(5)	1.16%	(5)
Ratio of Net Investment Income to Average Net Assets(2)	1.74%	1.51%	1.19%	1.10%	0.90%	(5)	1.43%	(5)
Portfolio Turnover Rate(3)	48%	41%	29%	29%	7%		48%

*	Commencement of operations.

**	The Fund’s fiscal and tax year-end changed from June 30 to September 30.

***	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

†	On October 3, 2005, the Socially Responsible Equity Fund series of AHA Investment Funds, Inc. was reorganized into a newly established identical series of the CNI Charter Funds.

(1)	Information presented relates to a share of capital stock outstanding for the entire period.

(2)	Ratios include all management fees and expenses

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

(4)	Not annualized.

(5)	Annualized.

CNI CHARTER FUNDS | PAGE 124

	Socially Responsible Equity Fund – Class N

Per Share Data(1)	For the Year ended September 30, 2009	For the Year ended September 30, 2008	For the Year ended September 30, 2007	For the Year ended September 30, 2006†	For the Period August 12, 2005* through September 30, 2005
Net Asset Value Beginning of Period	$9.50	$12.11	$10.90	$10.28	$10.17
Net Investment Income	0.11	0.14	0.12	0.09	0.01
Net Realized and Unrealized Gains (Losses) on Securities	(1.31)	(2.05)	1.36	0.67	0.12
Total from Operations	(1.20)	(1.91)	1.48	0.76	0.13
Dividends from Net Investment Income	(0.11)	(0.12)	(0.11)	(0.09)	(0.02)
Distributions from Realized Capital Gains	—	(0.58)	(0.16)	(0.05)	—
Total Dividends & Distributions	(0.11)	(0.70)	(0.27)	(0.14)	(0.02)
Net Asset Value End of Period	$8.19	$9.50	$12.11	$10.90	$10.28
Total Return	(12.34)%	(16.46)%	13.64%	7.40%	1.27%	(4)
SUPPLEMENTAL DATA AND RATIOS
Net Assets End of Period (000s)	$1,101	$885	$741	$281	$15
Ratio of Expenses to Average Net Assets(2)**	1.22%	1.24%	1.19%	1.29%	1.43%	(5)
Ratio of Expenses to Average Net Assets (Excluding Waivers & Recaptured Fees)(2)	1.48%	1.15%	1.25%	1.37%	1.69%	(5)
Ratio of Net Investment Income to Average Net Assets(2)	1.49%	1.26%	0.94%	0.80%	0.74%	(5)
Portfolio Turnover Rate(3)	48%	41%	29%	29%	7%

*	Commencement of operations.

**	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

†	On October 3, 2005, the Socially Responsible Equity Fund series of AHA Investment Funds, Inc. was reorganized into a newly established identical series of the CNI Charter Funds.

(1)	Information presented relates to a share of capital stock outstanding for the entire period.

(2)	Ratios include all management fees and expenses

(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

(4)	Not annualized.

(5)	Annualized.

CNI CHARTER FUNDS | PAGE 125

important terms to know

Barclays Capital CA Intermediate-Short Municipal Index — comprised of California state-specific municipal issues which have a fixed rate coupon, have between 1 and 10 years to maturity, an investment grade rating from Moody’s Investors Service or Standard & Poor’s (Baa3/BBB- or better), and are publicly registered. The individual issues must also have at least $7 million par outstanding and be part of a deal of $50 million or more. The composition of the Index is rebalanced monthly to include the universe of securities meeting the above criteria.

Barclays Capital U.S. Aggregate Bond Index — an unmanaged index generally representing fixed-rate, investment-grade government bonds, corporate debt securities, mortgage-backed securities, and asset-backed securities with minimum maturity dates of at least one year. The Index is a trademark of Barclays Capital.

Barclays Capital U.S. Intermediate Corporate Bond Index — comprised of nonconvertible fixed income securities issued by corporations which have a fixed rate coupon, have between 1 and 10 years to maturity, at least $250 million par outstanding, an investment grade rating from Moody’s Investors Service, Standard & Poor’s or Fitch Ratings (Baa3/BBB-/BBB- or better), and are publicly registered. The composition of the Index is rebalanced monthly to include the universe of securities meeting the above criteria.

Barclays Capital U.S. Intermediate Government Bond Index — comprised of nonconvertible securities issued by the U.S. government and U.S. government agencies which have a fixed rate coupon, between 1 and 10 years to maturity, and at least $250 million par outstanding. The composition of the Index is rebalanced monthly to include the universe of securities meeting the above criteria.

Barclays Capital U.S. Intermediate Government/Credit Bond Index — a total return index comprised of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of 1 to 10 years. The Index is a trademark of Barclays Capital.

Blended Index — a customized index composed of 60% in the S&P 500® Stock Index, 30% in the Barclays Capital U.S. Aggregate Bond Index and 10% in the Merrill Lynch 3-Month U.S. Treasury Index.

Citigroup High Yield Market Capped Index — uses the same basic composition as the Citigroup High Yield Market Index (which is comprised of cash-pay, deferred-interest securities and Rule 144A bonds of issuers domiciled in the United States or Canada with a minimum maturity of at least one year, a minimum amount outstanding of $100 million, and a speculative-grade rating by both Moody’s Investor Service and Standard & Poor’s), but caps the total debt of each individual issuer at $5 billion par outstanding and delays the entry of “fallen angels,” or issuers recently downgraded from investment grade to high yield, into the Index.

CPI + 500 Basis Points — created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Department of Labor Statistics.

Duration — the sensitivity of a debt security to changes in interest rates. It takes into account both interest payments and payment at maturity.

Effective Yield — the interest rate, compounded weekly, you would receive if you kept your investment in a Fund for a year.

FTSE KLD 400 Social Index — a float-adjusted, market capitalization-weighted, common stock index of U.S. equities constructed using environmental, social and governance factors. In July 2009, this index changed its name from the Domini 400 Social Index to the FTSE KLD 400 Social Index.

Liquidity — the ability to turn investments into cash.

Merrill Lynch 1-3 Year Treasury Index — a subset of the Merrill Lynch Treasury Master Index. The maturity range on the securities included in the Index is from 1 to 3 years. This Index is available on a monthly basis in price-only and total return versions. The value was set at 100 on 12/31/1975.

Merrill Lynch 3 Month U.S. Treasury Index — comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date.

Quality — the credit rating given to a security by a nationally recognized statistical rating organization.

Russell 1000 Value Index — measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Russell 2000 Index — measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 2000 Value Index — measures the performance of those Russell 2000 companies that have low price-to-book ratios and low forecasted growth values. The Index is reconstituted annually effective the last Friday of June each year. The Index is designed so that approximately 50% of the Russell 2000 market capitalization is in the Value Index.

Russell 2500 Value Index — measures the performance of those Russell 2500 companies (the 2,500 smallest companies in the Russell 3000 Index) that have low price-to-book ratios and low forecasted growth values. The Index is rebalanced annually effective the last Friday of June each year. The Index is designed so that approximately 50% of the Russell 2500 market capitalization is in the Value Index.

S&P 500®/Citigroup Growth Index — measures the performance of all of the stocks in the S&P 500® Index that are classified as growth stocks. A proprietary methodology is used

CNI CHARTER FUNDS | PAGE 126

to score constituents, which are weighted according to their market capitalization.

S&P 500®/Citigroup Value Index — measures the performance of all of the stocks in the S&P 500® Index that are classified as value stocks. A proprietary methodology is used to score constituents, which are weighted according to their market capitalization.

S&P 500® Index — a broad market-weighted average of U.S. blue-chip companies. S&P 500® Index is a registered trademark of McGraw-Hill, Inc.

Yield — the interest rate you would receive if you kept your investment in a Fund for a year. It is based on the current interest rate for a trailing seven-day period.

CNI CHARTER FUNDS | PAGE 127

privacy principles

CNI Charter Funds and its affiliates know our shareholders expect and rely upon us to maintain the confidentiality and privacy of all of the information about them in our possession and control. Maintaining the trust and confidence of our shareholders is our highest priority. We have adopted and published the CNI Charter Funds Statement of Privacy Principles to guide our conduct when we collect, use, maintain or release shareholder information and to assist our shareholders and others to better understand our privacy practices in general and as they apply to nonpublic personal information in particular. Certain information regarding the Funds’ Privacy Principles is summarized below.

We will obey all applicable laws respecting the privacy of nonpublic personal information and will comply with the obligations of the law respecting nonpublic personal information provided to us. We collect, use and retain the information, including nonpublic personal information, about our shareholders and prospective shareholders that we believe is necessary for us to understand and better meet their financial needs and requests, to administer and maintain their accounts, to provide them with our products and services, to anticipate their future needs, to protect them and us from fraud or unauthorized transactions, and to meet legal requirements.

We may share information regarding our shareholders with our affiliates as permitted by law because some of our products and services are delivered through or in conjunction with our affiliates. We instruct our colleagues to limit the availability of all shareholder information within our organization to those colleagues responsible for servicing the needs of the shareholder and those colleagues who reasonably need such information to perform their duties and as required or permitted by law.

We do provide shareholder information, including nonpublic personal information, to our vendors and other outside service providers whom we use when appropriate or necessary to perform and enhance our shareholder services. When we provide shareholder information to anyone outside our organization, we only do so as required or permitted by law. We require all of our vendors and service providers who receive shareholder information from us to agree to maintain the information in confidence, to limit the use and dissemination of the information to the purpose for which it is provided and to abide by the law. To the extent permitted by law, we undertake to advise a shareholder of any government or other legal process served on us requiring disclosure of information about that shareholder.

Except as stated above, we limit our disclosure of nonpublic personal information to third parties to the following circumstances: (i) when requested to do so by the shareholder; (ii) when necessary, in our opinion, to effect, administer, or enforce a shareholder initiated transaction; and (iii) when required or permitted to do so by law or regulation, including authorized requests from government agencies and if we are the victim of fraud or otherwise suffer loss caused by the unlawful act of the shareholder.

A full copy of the CNI Charter Funds’

Statement of Privacy Principles is available at www.cnicharterfunds.com. Should you have any questions regarding the Funds’ Privacy Principles, please contact your investment professional or the Funds at 1-888-889-0799.

CNI CHARTER FUNDS | PAGE 128

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for more information

CNI CHARTER FUNDS

Additional information is available free of charge in the Statement of Additional Information (“SAI”) for each of the CNAM-Advised Funds and the CCMA-Advised Funds. The SAIs are incorporated by reference (legally considered part of this document). In the Annual Reports for the CNAM-Advised Funds and the CCMA-Advised Funds, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports. To receive a free copy of this Prospectus, the SAIs, or the Annual and Semi-Annual Reports, please visit the Funds’ website at www.cnicharterfunds.com or contact:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456
1-888-889-0799

To reduce expenses, we may mail only one copy of the Funds’ Prospectus and each Annual and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-888-889-0799 (or contact your Authorized Institution, as applicable). We will begin sending you individual copies thirty days after receiving your request.

Information about the Funds may be reviewed and copied:

•  at the SEC’s Public Reference Room in Washington, D.C. at 1-202-551-8090;

•  on the EDGAR database on the SEC’s website at www.sec.gov; or

•  by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-6009 or by electronic request at publicinfo@sec.gov.

For the current seven-day yield, or if you have questions about the Funds, please call 1-888-889-0799.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAIs.

The Funds’ Investment Company Act file number: 811-07923.

CNI-PS-018-0100

Prime Money Market Fund

Government Money Market Fund

California Tax Exempt Money Market Fund

Large Cap Growth Equity Fund

Large Cap Value Equity Fund

Multi-Asset Fund

Corporate Bond Fund

Government Bond Fund

California Tax Exempt Bond Fund

High Yield Bond Fund

RCB Small Cap Value Fund

Opportunistic Value Fund

Limited Maturity Fixed Income Fund

Full Maturity Fixed Income Fund

Balanced Fund

Diversified Equity Fund

Socially Responsible Equity Fund